UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3614

                            ROCHESTER FUND MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
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TOP TEN INDUSTRIES
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Tobacco Settlement Payments                                                12.0%
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Hospital/Health Care                                                       10.4
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Highways/Railways                                                           9.0
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Electric Utilities                                                          8.8
--------------------------------------------------------------------------------
Airlines                                                                    7.8
--------------------------------------------------------------------------------
General Obligation                                                          7.8
--------------------------------------------------------------------------------
Adult Living Facilities                                                     5.0
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.9
--------------------------------------------------------------------------------
Multifamily Housing                                                         4.3
--------------------------------------------------------------------------------
Water Utilities                                                             4.2

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total market value of investments.

--------------------------------------------------------------------------------

CREDIT ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                 10.9%
AA                  17.4
A                   15.4
BBB                 31.8
BB                   3.9
B                    5.4
CCC                  1.7
Not Rated           13.5

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                         10 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's distributions and share-price appreciation have combined to produce superior performance during this report period. Yields generated by the Fund's holdings, representing a wide variety of credit qualities and industry sectors, generated approximately two-thirds of the Fund's total return for the period. The price of bonds issued by New York State and New York City strengthened during this period, due to improved financial performance resulting in credit upgrades for both the State and City by major credit rating agencies. Price appreciation in long-maturity bonds and in particular in the Fund's lower-rated and unrated holdings, and in its tobacco Master Settlement Agreement (MSA) bonds, accounted for the remainder of the period's total return. MSA bonds are backed by the issuing state's (or U.S. territory's) share of proceeds from a national litigation settlement with tobacco manufacturers. These bonds, representing 10.2% of the Fund's assets as of December 31, 2005 (12.0% including those that have been pre-refunded and backed by U.S. Treasury Securities), generated attractive yields and share price appreciation for shareholders during this reporting period.

      Across the municipal bond market, the difference between yields on low-rated, long-term municipal bonds and higher-rated bonds decreased as the prices of lower-rated municipal bonds rose more than those of high-grade bonds during this reporting period. However, these price movements resulted in the need for reductions in the Fund's monthly dividend during this report period. In July 2005, the monthly dividend for Class A shares was reduced from $0.087 to $0.080, and distributions for other share classes were adjusted accordingly. This reduction is not related to the Fund's net asset value, which has reflected an overall increase in the combined value of Fund holdings. Importantly, this dividend reduction does not result from any material defaults of bonds in the Fund's portfolio. With generally higher prices of longer-term, lower-rated and non-rated municipal securities, many of the Fund's newest investments have been made at approximately market rates during this period. At the same time, the new issue market has offered fewer higher-yielding municipal bonds that possess what we consider to be a favorable balance of risk and reward for the Fund.

      Increasing prices in the Fund's lower-rated holdings relative to high-grade holdings, a condition sometimes known as "credit-spread tightening," has been a significant driver of the Fund's total return during this report period. The Fund's net asset value increased in this period, largely through price appreciation in bonds that we had selected for their yield and structural characteristics. With generally higher prices of longer-term,


                         11 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

lower-rated and non-rated municipal securities, the Fund began adopting a general strategy of investing a larger portion of its funds in higher-quality bonds during this period. We anticipate that new municipal bond issues have offered fewer higher-yielding municipal bonds that possess what we consider to be a favorable balance of risk and reward for the Fund.

      The Fund's holdings in airline sector bonds, which comprised 7.8% of the Fund's investments as of December 31, 2005, benefited from credit-spread tightening and growing passenger traffic during this report period. US Airways, an air carrier whose payments back some bonds owned by the Fund, emerged from bankruptcy reorganization during this report period. Throughout US Airways' reorganization, the Fund received all scheduled principal and income payments due. This event did not cause the Fund any credit loss or delay of scheduled cash payments. The value of holdings in bonds backed by American Airlines also strengthened considerably. At the end of this report period, approximately 5.57% of the Fund's assets were invested in municipal bonds backed by payments from American Airlines.

      During this report period, bonds backed by payments from American Airlines were issued to re-finance construction of an American Airlines terminal at John
F. Kennedy International Airport. As a condition of the refinancing, American Airlines agreed to modify the terms of existing municipal bonds, including some bonds held in the Fund's portfolio, to enhance security features. This agreement generally strengthened the security features of these bonds, and their prices rose. We believe that future prospects for the airline industry continue to improve, with traffic trends on the rise.

      The Fund's holdings in bonds issued by the Commonwealth of Puerto Rico have not performed strongly during this report period, mainly as the result of credit downgrades. These bonds were issued to finance infrastructure projects in Puerto Rico, but had been downgraded due to widespread government overspending and ongoing budgetary deficits. On November 21, 2005, members of the Puerto Rico Senate and House of Representatives joined the Commonwealth's Governor in signing a joint resolution establishing new initiatives to restore discipline in government finance operations. We anticipate that this measure will help to strengthen Puerto Rico's government financial structure, which would benefit municipal bonds that the Fund continues to own.

      As of December 31, 2005, tobacco bonds backed by the national Master Settlement Agreement ("MSA") accounted for 10.2% of investments (12.0% including those that have been pre-refunded and backed by U.S. Treasury Securities). MSA bond prices have increased significantly during this report period. Westchester County, New York pre-refunded its MSA-backed bonds in June, and other municipalities also announced plans to


                         12 | ROCHESTER FUND MUNICIPALS
pre-refund many of their MSA-backed bonds. In a pre-refunding, a new bond issue generates proceeds that are earmarked to pay off another previously-issued--but not yet callable--bond. When a municipal bond is pre-refunded, its price generally rises significantly. The market reacted favorably to the issuance of new MSA bonds. Prices of MSA-backed tobacco bonds rose as speculation of additional new issuance to refund outstanding, higher coupon MSA-backed bonds increased. During this report period, the Fund sold some pre-refunded MSA bonds at a gain over their purchase price. However, the Fund took strategic advantage of large tax loss carry-forwards, and no capital gain was distributed to shareholders during this period.

      Positive news on tobacco litigation has also contributed to the large price rally in MSA-backed bonds. One significant event during this period was the ruling of a federal appeals court in Washington, D.C. that the U.S. government could not seek disgorgement of $280 billion in past profits from the tobacco industry under the Racketeer Influenced Corrupt Organizations Act ("RICO"). On February 4, 2005, in a 2-1 decision, the United States Court of Appeals for the District of Columbia held that, because the applicable RICO statute limits remedies to those that prevent and restrain future acts, disgorgement based on past profits is not a remedy available to the government. Investors viewed dismissal of this claim positively and MSA bond prices rose. On April 20, 2005, the United States Court of Appeals for the District of Columbia denied the Department of Justice's request to reconsider the February decision. However, on July 18, 2005, the Government filed its petition for certiorari seeking further review on this issue by the United States Supreme Court.

      During final arguments in this case in June 2005, the U.S. government reduced its demand for damages from the tobacco industry to $14 billion--a huge reduction from the original claim for $280 billion. It is not clear when the trial judge will make a final decision. However, developments during this report period have been positive for the tobacco industry and, by extension, for MSA bonds.

      Futhermore, the recent resolution of Illinois' Price/Miles case offered additional positive news for MSA bonds. On December 15, 2005, the Illinois Supreme Court reversed a $10.1 billion judgment against Philip Morris that had been awarded by a lower court in 2003. When it was issued, the lower court decision resulted in some volatility for MSA bond prices. Since that time, however, the price of those bonds has risen significantly. As a result, MSA bonds have generated very strong yields while contributing to appreciation in the Fund's NAV. Overall, developments during this report period have been positive for the tobacco industry and, by extension, for MSA bonds.


                         13 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. We continue to comb the market for bonds that offer attractive yields, and to monitor developing market conditions. Notwithstanding recent dividend reductions, we believe that the Fund's shareholders will continue to benefit from highly competitive yields despite current market conditions.

      OppenheimerFunds offers two other New York State municipal bond funds that investors may use in combination with Rochester Fund Municipals. Limited Term New York Municipal Fund invests in shorter-term municipal bonds, at least 95% of which are investment-grade, with generally much lower price volatility than longer-term or lower credit quality funds. Investors subject to the federal Alternative Minimum Tax may consider Oppenheimer AMT-Free New York Municipals, which offers investors tax-free income that is not includable in the federal Alternative Minimum Tax computation. Your financial advisor can help to identify whether there is an advantage to investing in Rochester Fund Municipals in conjunction with another Oppenheimer municipal bond fund.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2005. In the case of Class A shares, performance is measured over a ten-fiscal-year period. In the case of Class B and Class C shares, performance is measured from inception of the Class on March 17, 1997. In the case of Class Y shares, performance is measured from inception of the Class on April 28, 2000. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to that of the Lehman Brothers Municipal Bond Index, the Lipper New York Municipal Debt Funds Index and the Consumer Price Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. The Lipper New York Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper New York Municipal Debt Funds classification that invest their assets in securities exempt from taxation in New York or a city in New York. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Consumer Price Index is a


                         14 | ROCHESTER FUND MUNICIPALS
non-securities index that measures changes in the inflation rate. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                         15 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

  Rochester Fund Municipals (Class A)
  Lipper New York Municipal Debt Funds Index
  Lehman Brothers Municipal Bond Index
  Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                   Rochester Fund                        Lehman Brothers        Lipper New York
                     Municipals       Consumer Price         Municipal           Municipal Debt
                      (Class A)           Index             Bond Index             Fund Index
  12/31/1995            9,525             10,000               10,000                 10,000
  03/31/1996            9,387             10,143                9,880                  9,785
  06/30/1996            9,476             10,208                9,955                  9,847
  09/30/1996            9,742             10,280               10,183                 10,079
  12/31/1996           10,036             10,332               10,443                 10,310
  03/31/1997           10,052             10,423               10,418                 10,267
  06/30/1997           10,409             10,443               10,777                 10,618
  09/30/1997           10,752             10,502               11,102                 10,943
  12/31/1997           11,060             10,508               11,403                 11,255
  03/31/1998           11,231             10,567               11,534                 11,367
  06/30/1998           11,416             10,619               11,710                 11,531
  09/30/1998           11,758             10,658               12,069                 11,891
  12/31/1998           11,781             10,678               12,142                 11,907
  03/31/1999           11,883             10,749               12,249                 11,971
  06/30/1999           11,678             10,827               12,033                 11,699
  09/30/1999           11,414             10,938               11,985                 11,514
  12/31/1999           11,132             10,964               11,892                 11,317
  03/31/2000           11,525             11,153               12,239                 11,668
  06/30/2000           11,664             11,231               12,425                 11,821
  09/30/2000           11,973             11,316               12,725                 12,098
  12/31/2000           12,460             11,336               13,281                 12,693
  03/31/2001           12,734             11,479               13,576                 12,942
  06/30/2001           12,894             11,596               13,665                 13,035
  09/30/2001           13,193             11,616               14,048                 13,325
  12/31/2001           13,100             11,511               13,962                 13,200
  03/31/2002           13,234             11,648               14,094                 13,347
  06/30/2002           13,555             11,720               14,609                 13,776
  09/30/2002           13,928             11,792               15,303                 14,448
  12/31/2002           13,816             11,785               15,303                 14,391
  03/31/2003           13,580             12,000               15,487                 14,493
  06/30/2003           14,203             11,967               15,887                 14,869
  09/30/2003           14,394             12,065               15,899                 14,873
  12/31/2003           14,937             12,007               16,116                 15,103
  03/31/2004           15,307             12,208               16,395                 15,293
  06/30/2004           14,915             12,358               16,007                 14,923
  09/30/2004           15,595             12,371               16,630                 15,469
  12/31/2004           16,021             12,397               16,838                 15,642
  03/31/2005           16,286             12,593               16,832                 15,629
  06/30/2005           17,095             12,671               17,326                 16,093
  09/30/2005           17,191             12,951               17,304                 16,067
  12/31/2005           17,423             12,821               17,430                 16,160

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year  3.60%     5-Year  5.90%         10-Year  5.71%


                         16 | ROCHESTER FUND MUNICIPALS

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

  Rochester Fund Municipals (Class B)
  Lipper New York Municipal Debt Funds Index
  Lehman Brothers Municipal Bond
  Index Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                          Rochester Fund                         Lehman Brothers     Lipper New York
                            Municipals      Consumer Price           Municipal        Municipal Debt
                            (Class B)           Index               Bond Index          Fund Index
  03/17/1997                 10,000             10,000                10,000               10,000
  03/31/1997                  9,951             10,000                10,000               10,000
  06/30/1997                 10,282             10,019                10,345               10,342
  09/30/1997                 10,599             10,075                10,656               10,658
  12/31/1997                 10,874             10,081                10,945               10,963
  03/31/1998                 11,019             10,138                11,072               11,071
  06/30/1998                 11,176             10,188                11,240               11,231
  09/30/1998                 11,487             10,225                11,585               11,581
  12/31/1998                 11,484             10,244                11,655               11,597
  03/31/1999                 11,560             10,313                11,758               11,659
  06/30/1999                 11,341             10,388                11,550               11,395
  09/30/1999                 11,061             10,494                11,504               11,214
  12/31/1999                 10,764             10,519                11,415               11,022
  03/31/2000                 11,120             10,700                11,749               11,364
  06/30/2000                 11,230             10,775                11,926               11,513
  09/30/2000                 11,503             10,856                12,215               11,783
  12/31/2000                 11,946             10,875                12,749               12,362
  03/31/2001                 12,182             11,013                13,032               12,605
  06/30/2001                 12,309             11,125                13,116               12,696
  09/30/2001                 12,568             11,144                13,485               12,978
  12/31/2001                 12,453             11,044                13,402               12,856
  03/31/2002                 12,553             11,175                13,529               13,000
  06/30/2002                 12,831             11,244                14,024               13,417
  09/30/2002                 13,148             11,313                14,689               14,072
  12/31/2002                 13,013             11,306                14,689               14,016
  03/31/2003                 12,779             11,513                14,866               14,116
  06/30/2003                 13,365             11,481                15,250               14,482
  09/30/2003                 13,545             11,575                15,262               14,486
  12/31/2003                 14,056             11,519                15,470               14,710
  03/31/2004                 14,405             11,713                15,738               14,895
  06/30/2004                 14,036             11,856                15,365               14,535
  09/30/2004                 14,675             11,869                15,964               15,067
  12/31/2004                 15,076             11,894                16,163               15,235
  03/31/2005                 15,325             12,081                16,157               15,223
  06/30/2005                 16,087             12,156                16,631               15,674
  09/30/2005                 16,177             12,425                16,610               15,649
  12/31/2005                 16,398             12,300                16,731               15,740

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year  2.77%           5-Year  5.69%     Since Inception (3/17/97)  5.79%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 20 FOR FURTHER INFORMATION.


                         17 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

  Rochester Fund Municipals (Class C)
  Lipper New York Municipal Debt Funds Index
  Lehman Brothers Municipal Bond Index
  Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                         Rochester Fund                        Lehman Brothers    Lipper New York
                           Municipals      Consumer Price         Municipal        Municipal Debt
                            (Class C)           Index             Bond Index         Fund Index
  03/17/1997                 10,000            10,000               10,000              10,000
  03/31/1997                  9,956            10,000               10,000              10,000
  06/30/1997                 10,282            10,019               10,345              10,342
  09/30/1997                 10,599            10,075               10,656              10,658
  12/31/1997                 10,880            10,081               10,945              10,963
  03/31/1998                 11,020            10,138               11,072              11,071
  06/30/1998                 11,183            10,188               11,240              11,231
  09/30/1998                 11,488            10,225               11,585              11,581
  12/31/1998                 11,486            10,244               11,655              11,597
  03/31/1999                 11,567            10,313               11,758              11,659
  06/30/1999                 11,337            10,388               11,550              11,395
  09/30/1999                 11,063            10,494               11,504              11,214
  12/31/1999                 10,760            10,519               11,415              11,022
  03/31/2000                 11,117            10,700               11,749              11,364
  06/30/2000                 11,234            10,775               11,926              11,513
  09/30/2000                 11,501            10,856               12,215              11,783
  12/31/2000                 11,951            10,875               12,749              12,362
  03/31/2001                 12,181            11,013               13,032              12,605
  06/30/2001                 12,308            11,125               13,116              12,696
  09/30/2001                 12,567            11,144               13,485              12,978
  12/31/2001                 12,451            11,044               13,402              12,856
  03/31/2002                 12,552            11,175               13,529              13,000
  06/30/2002                 12,830            11,244               14,024              13,417
  09/30/2002                 13,155            11,313               14,689              14,072
  12/31/2002                 13,020            11,306               14,689              14,016
  03/31/2003                 12,770            11,513               14,866              14,116
  06/30/2003                 13,328            11,481               15,250              14,482
  09/30/2003                 13,478            11,575               15,262              14,486
  12/31/2003                 13,949            11,519               15,470              14,710
  03/31/2004                 14,273            11,713               15,738              14,895
  06/30/2004                 13,877            11,856               15,365              14,535
  09/30/2004                 14,479            11,869               15,964              15,067
  12/31/2004                 14,843            11,894               16,163              15,235
  03/31/2005                 15,056            12,081               16,157              15,223
  06/30/2005                 15,772            12,156               16,631              15,674
  09/30/2005                 15,825            12,425               16,610              15,649
  12/31/2005                 15,997            12,300               16,731              15,740

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year  6.78%      5-Year  6.01%    Since Inception (3/17/97)  5.49%


                         18 | ROCHESTER FUND MUNICIPALS

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

  Rochester Fund Municipals (Class Y)
  Lipper New York Municipal Debt Funds Index
  Lehman Brothers Municipal Bond Index
  Consumer Price Index

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                              Rochester                              Lehman Brothers    Lipper New York
                           Fund Municipals       Consumer Price      Municipal Bond      Municipal Debt
                              (Class Y)              Index               Index             Fund Index
  04/28/2000                   10,000                10,000              10,000              10,000
  06/30/2000                   10,197                10,064              10,212              10,210
  09/30/2000                   10,470                10,140              10,459              10,450
  12/31/2000                   10,897                10,158              10,916              10,964
  03/31/2001                   11,139                10,286              11,158              11,179
  06/30/2001                   11,283                10,391              11,231              11,260
  09/30/2001                   11,547                10,409              11,546              11,510
  12/31/2001                   11,469                10,315              11,475              11,402
  03/31/2002                   11,589                10,438              11,584              11,529
  06/30/2002                   11,877                10,502              12,007              11,899
  09/30/2002                   12,197                10,566              12,578              12,480
  12/31/2002                   12,108                10,560              12,578              12,431
  03/31/2003                   11,904                10,753              12,729              12,519
  06/30/2003                   12,454                10,724              13,057              12,844
  09/30/2003                   12,624                10,811              13,067              12,847
  12/31/2003                   13,096                10,759              13,246              13,046
  03/31/2004                   13,433                10,940              13,475              13,210
  06/30/2004                   13,095                11,074              13,156              12,891
  09/30/2004                   13,698                11,086              13,668              13,362
  12/31/2004                   14,078                11,109              13,839              13,512
  03/31/2005                   14,318                11,284              13,834              13,501
  06/30/2005                   15,036                11,354              14,240              13,901
  09/30/2005                   15,127                11,605              14,222              13,878
  12/31/2005                   15,336                11,489              14,326              13,959

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 12/31/05

1-Year  8.93%      5-Year  7.07%    Since Inception (4/28/00)  7.83%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 20 FOR FURTHER INFORMATION.


                         19 | ROCHESTER FUND MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 5/15/86. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         20 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         21 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING       ENDING          EXPENSES
                             ACCOUNT         ACCOUNT         PAID DURING
                             VALUE           VALUE           6 MONTHS ENDED
                             (7/1/05)        (12/31/05)      DECEMBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $1,000.00       $1,019.30       $3.77
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00        1,021.48        3.78
--------------------------------------------------------------------------------
Class B Actual                1,000.00        1,014.30        8.22
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00        1,017.04        8.27
--------------------------------------------------------------------------------
Class C Actual                1,000.00        1,014.40        8.12
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00        1,017.14        8.17
--------------------------------------------------------------------------------
Class Y Actual                1,000.00        1,020.00        3.11
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00        1,022.13        3.11
--------------------------------------------------------------------------------

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS                             EXPENSE RATIOS
------------------------------------------------
Class A                                0.74%
------------------------------------------------
Class B                                1.62
------------------------------------------------
Class C                                1.60
------------------------------------------------
Class Y                                0.61

--------------------------------------------------------------------------------


                         22 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  December 31,2005
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                                 COUPON            MATURITY       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.3%
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--86.9%
$        125,000  Albany County Airport Authority                                 5.500%         12/15/2019   $      131,188
----------------------------------------------------------------------------------------------------------------------------
       1,035,000  Albany County IDA (Albany College of Pharmacy)                  5.375          12/01/2024        1,076,586
----------------------------------------------------------------------------------------------------------------------------
       1,700,000  Albany County IDA (Albany College of Pharmacy)                  5.625          12/01/2034        1,788,128
----------------------------------------------------------------------------------------------------------------------------
         885,000  Albany Hsg. Authority (Lark Drive)                              5.500          12/01/2028          914,311
----------------------------------------------------------------------------------------------------------------------------
       1,420,000  Albany IDA (Albany Medical Center)                              6.000          05/01/2019        1,458,766
----------------------------------------------------------------------------------------------------------------------------
       2,460,000  Albany IDA (Albany Medical Center)                              6.000          05/01/2029        2,514,514
----------------------------------------------------------------------------------------------------------------------------
         400,000  Albany IDA (Albany Municipal Golf Course Clubhouse)             7.500          05/01/2012          405,224
----------------------------------------------------------------------------------------------------------------------------
         895,000  Albany IDA (Albany Rehab.)                                      8.375          06/01/2023          938,175
----------------------------------------------------------------------------------------------------------------------------
       4,005,000  Albany IDA (Charitable Leadership)                              5.750          07/01/2026        4,160,554
----------------------------------------------------------------------------------------------------------------------------
       3,730,000  Albany IDA (Daughters of Sarah Nursing Home)                    5.375          10/20/2030        3,991,175
----------------------------------------------------------------------------------------------------------------------------
       2,620,000  Albany IDA (Hampton Plaza)                                      6.250          03/15/2018        2,656,235
----------------------------------------------------------------------------------------------------------------------------
         900,000  Albany IDA (New Covenant Charter School)                        7.000          05/01/2025          884,466
----------------------------------------------------------------------------------------------------------------------------
       1,285,000  Albany IDA (Sage Colleges)                                      5.250          04/01/2019        1,312,962
----------------------------------------------------------------------------------------------------------------------------
       1,760,000  Albany IDA (Sage Colleges)                                      5.300          04/01/2029        1,795,464
----------------------------------------------------------------------------------------------------------------------------
       2,510,000  Albany Parking Authority                                        5.625          07/15/2020        2,686,453
----------------------------------------------------------------------------------------------------------------------------
       2,000,000  Albany Parking Authority                                        5.625          07/15/2025        2,132,460
----------------------------------------------------------------------------------------------------------------------------
       1,770,000  Albany Parking Authority                                        7.050 1        11/01/2017          980,191
----------------------------------------------------------------------------------------------------------------------------
       5,700,000  Allegany County IDA (Houghton College)                          5.250          01/15/2024        5,821,581
----------------------------------------------------------------------------------------------------------------------------
         920,000  Amherst IDA (Asbury Pointe)                                     5.800          02/01/2015          920,405
----------------------------------------------------------------------------------------------------------------------------
          10,000  Amherst IDA (Asbury Pointe)                                     6.000          02/01/2023           10,003
----------------------------------------------------------------------------------------------------------------------------
       3,000,000  Amherst IDA (Asbury Pointe)                                     6.000          02/01/2029        3,064,920
----------------------------------------------------------------------------------------------------------------------------
       2,880,000  Amherst IDA (Daemen College)                                    6.000          10/01/2021        3,046,838
----------------------------------------------------------------------------------------------------------------------------
      10,055,000  Amherst IDA (Daemen College)                                    6.125          10/01/2031       10,598,674
----------------------------------------------------------------------------------------------------------------------------
          25,000  Amherst IDA (UBF Faculty-Student Hsg. Corp.)                    5.250          08/01/2031           26,904
----------------------------------------------------------------------------------------------------------------------------
       3,000,000  Appleridge Retirement Community                                 5.750          09/01/2041        3,260,940
----------------------------------------------------------------------------------------------------------------------------
         650,000  Babylon IDA (WWH Ambulance)                                     7.375          09/15/2008          656,130
----------------------------------------------------------------------------------------------------------------------------
         150,000  Bethany Retirement Home 2                                       7.450          02/01/2024          152,007
----------------------------------------------------------------------------------------------------------------------------
         810,000  Bethlehem Water System                                          5.250          03/01/2018          867,389
----------------------------------------------------------------------------------------------------------------------------
         855,000  Bethlehem Water System                                          5.375          03/01/2019          925,845
----------------------------------------------------------------------------------------------------------------------------
         905,000  Bethlehem Water System                                          5.375          03/01/2020          979,337
----------------------------------------------------------------------------------------------------------------------------
         955,000  Bethlehem Water System                                          5.500          03/01/2021        1,041,771
----------------------------------------------------------------------------------------------------------------------------
         505,000  Bethlehem Water System                                          5.500          03/01/2022          549,425
----------------------------------------------------------------------------------------------------------------------------
       1,065,000  Blauvelt Volunteer Fire Company                                 6.250          10/15/2017        1,089,516
----------------------------------------------------------------------------------------------------------------------------
         900,000  Bleeker Terrace HDC                                             8.750          07/01/2007          912,591
----------------------------------------------------------------------------------------------------------------------------
         580,000  Brookhaven IDA (Brookhaven Memorial Hospital)                   8.250          11/15/2030          627,769
----------------------------------------------------------------------------------------------------------------------------
       6,645,000  Brookhaven IDA (Dowling College)                                6.750          03/01/2023        6,649,386
----------------------------------------------------------------------------------------------------------------------------
       1,250,000  Brookhaven IDA (St. Joseph's College)                           6.000          12/01/2020        1,296,825
----------------------------------------------------------------------------------------------------------------------------
       2,425,000  Brookhaven IDA (Stony Brook Foundation)                         6.500          11/01/2020        2,540,454
----------------------------------------------------------------------------------------------------------------------------
          65,000  Broome County IDA (University Plaza)                            5.000          08/01/2025           66,570
----------------------------------------------------------------------------------------------------------------------------
       3,030,000  Broome County IDA (University Plaza)                            5.000          08/01/2036        3,084,055


                         23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                                  COUPON           MATURITY       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      1,000,000  Broome County IDA (University Plaza)                             5.100%        08/01/2030   $    1,025,750
----------------------------------------------------------------------------------------------------------------------------
       1,250,000  Broome County IDA (University Plaza)                             5.100         08/01/2036        1,283,163
----------------------------------------------------------------------------------------------------------------------------
       3,000,000  Broome County IDA (University Plaza)                             5.200         08/01/2030        3,103,350
----------------------------------------------------------------------------------------------------------------------------
       4,450,000  Broome County IDA (University Plaza)                             5.200         08/01/2036        4,579,540
----------------------------------------------------------------------------------------------------------------------------
       3,000,000  Bushnell Basin Fire Assoc. (Volunteer Fire Department)           5.750         11/01/2030        3,027,150
----------------------------------------------------------------------------------------------------------------------------
         915,000  Canton Human Services Initiatives                                5.700         09/01/2024          979,608
----------------------------------------------------------------------------------------------------------------------------
       1,155,000  Canton Human Services Initiatives                                5.750         09/01/2032        1,235,099
----------------------------------------------------------------------------------------------------------------------------
         600,000  Capital District Youth Center                                    6.000         02/01/2017          622,956
----------------------------------------------------------------------------------------------------------------------------
         500,000  Carnegie Redevelopment Corp. 2                                   7.000         09/01/2021          503,440
----------------------------------------------------------------------------------------------------------------------------
       4,295,000  Cattaraugus County IDA (Olean General Hospital)                  5.250         08/01/2023        4,440,472
----------------------------------------------------------------------------------------------------------------------------
       1,465,000  Cattaraugus County IDA (St. Bonaventure University)              5.450         09/15/2019        1,514,766
----------------------------------------------------------------------------------------------------------------------------
       2,900,000  Chautauqua County IDA
                  (Jamestown Community College)                                    5.250         08/01/2028        2,999,412
----------------------------------------------------------------------------------------------------------------------------
         640,000  Chautauqua County IDA (Jamestown Devel. Corp.)                   7.125         11/01/2008          661,984
----------------------------------------------------------------------------------------------------------------------------
       3,395,000  Chautauqua County IDA (Jamestown Devel. Corp.)                   7.125         11/01/2018        3,548,115
----------------------------------------------------------------------------------------------------------------------------
       1,900,000  Chautauqua County IDA
                  (Woman's Christian Association of Jamestown)                     6.400         11/15/2029        1,987,704
----------------------------------------------------------------------------------------------------------------------------
       2,500,000  Chemung County IDA (Arnot Ogden Medical Center)                  5.000         11/01/2029        2,565,850
----------------------------------------------------------------------------------------------------------------------------
         915,000  Chemung County IDA (Arnot Ogden Medical Center)                  5.000         11/01/2029          939,101
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  Chemung County IDA (Arnot Ogden Medical Center)                  5.000         11/01/2034        1,021,060
----------------------------------------------------------------------------------------------------------------------------
       1,455,000  Chemung County IDA (Arnot Ogden Medical Center)                  5.000         11/01/2034        1,485,642
----------------------------------------------------------------------------------------------------------------------------
       1,245,000  Chemung County IDA (Hathorn Redevel. Company)                    4.850         07/01/2023        1,264,335
----------------------------------------------------------------------------------------------------------------------------
       1,515,000  Chemung County IDA (Hathorn Redevel. Company)                    5.000         07/01/2033        1,549,224
----------------------------------------------------------------------------------------------------------------------------
       6,160,000  Chemung County IDA (St. Joseph's Hospital)                       6.000         01/01/2013        6,029,408
----------------------------------------------------------------------------------------------------------------------------
       6,395,000  Chemung County IDA (St. Joseph's Hospital)                       6.350         01/01/2013        6,382,850
----------------------------------------------------------------------------------------------------------------------------
       4,910,000  Chemung County IDA (St. Joseph's Hospital)                       6.500         01/01/2019        4,880,245
----------------------------------------------------------------------------------------------------------------------------
       1,700,000  Clifton Springs Hospital & Clinic                                7.650         01/01/2012        1,759,908
----------------------------------------------------------------------------------------------------------------------------
       2,905,000  Clifton Springs Hospital & Clinic                                8.000         01/01/2020        2,909,096
----------------------------------------------------------------------------------------------------------------------------
          35,000  Cohoes GO                                                        6.200         03/15/2012           36,225
----------------------------------------------------------------------------------------------------------------------------
          25,000  Cohoes GO                                                        6.200         03/15/2013           25,848
----------------------------------------------------------------------------------------------------------------------------
          25,000  Cohoes GO                                                        6.250         03/15/2014           25,844
----------------------------------------------------------------------------------------------------------------------------
          25,000  Cohoes GO                                                        6.250         03/15/2015           25,835
----------------------------------------------------------------------------------------------------------------------------
          25,000  Cohoes GO                                                        6.250         03/15/2016           25,811
----------------------------------------------------------------------------------------------------------------------------
       1,725,000  Columbia County IDA (Berkshire Farms)                            7.500         12/15/2014        1,769,108
----------------------------------------------------------------------------------------------------------------------------
       3,300,000  Corinth IDA (International Paper Company)                        5.750         02/01/2022        3,443,979
----------------------------------------------------------------------------------------------------------------------------
       5,370,000  Cortland County IDA (Cortland Memorial Hospital)                 5.250         07/01/2032        5,636,245
----------------------------------------------------------------------------------------------------------------------------
         155,000  Dutchess County IDA
                  (Astor Learning Center Civic Facility)                           5.150         11/01/2024          160,963
----------------------------------------------------------------------------------------------------------------------------
         120,000  Dutchess County IDA (Bard College)                               5.750         08/01/2030          129,220
----------------------------------------------------------------------------------------------------------------------------
       3,500,000  Dutchess County IDA (Bard College)                               7.000         11/01/2017        3,510,570
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  Dutchess County IDA (St. Francis Hospital)                       7.500         03/01/2029        1,094,550
----------------------------------------------------------------------------------------------------------------------------
       2,410,000  Dutchess County IDA (Vassar Brothers Hospital)                   6.500         04/01/2020        2,598,390


                         24 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                    VALUE
          AMOUNT                                                               COUPON            MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      5,635,000  Dutchess County IDA (Vassar Brothers Hospital)                6.500%         04/01/2030   $   6,057,005
-------------------------------------------------------------------------------------------------------------------------
          25,000  Dutchess County IDA (Vassar College)                          5.350          09/01/2040          26,674
-------------------------------------------------------------------------------------------------------------------------
       1,000,000  Dutchess County Water & Wastewater Authority                  5.400 1        06/01/2027         372,810
-------------------------------------------------------------------------------------------------------------------------
       3,315,000  East Rochester Hsg. Authority (Episcopal Senior Hsg.)         7.750          10/01/2032       3,341,222
-------------------------------------------------------------------------------------------------------------------------
       1,355,000  East Rochester Hsg. Authority (Gates Senior Hsg.)             6.125          04/20/2043       1,495,256
-------------------------------------------------------------------------------------------------------------------------
       1,400,000  East Rochester Hsg. Authority
                  (Genesee Valley Nursing Home)                                 5.200          12/20/2024       1,481,662
-------------------------------------------------------------------------------------------------------------------------
       2,620,000  East Rochester Hsg. Authority
                  (Jefferson Park Apartments)                                   6.750          03/01/2030       2,507,157
-------------------------------------------------------------------------------------------------------------------------
       2,000,000  East Rochester Hsg. Authority (Linden Knoll)                  5.350          02/01/2038       2,027,480
-------------------------------------------------------------------------------------------------------------------------
       4,095,000  East Rochester Hsg. Authority (St. John's Meadows)            5.950          08/01/2027       4,260,233
-------------------------------------------------------------------------------------------------------------------------
         365,000  Erie County IDA (Air Cargo)                                   8.250          10/01/2007         366,686
-------------------------------------------------------------------------------------------------------------------------
       2,380,000  Erie County IDA (Air Cargo)                                   8.500          10/01/2015       2,392,352
-------------------------------------------------------------------------------------------------------------------------
       4,000,000  Erie County IDA (Charter School Applied Tech)                 6.750          06/01/2025       3,896,440
-------------------------------------------------------------------------------------------------------------------------
       7,000,000  Erie County IDA (Charter School Applied Tech)                 6.875          06/01/2035       6,768,440
-------------------------------------------------------------------------------------------------------------------------
       1,860,000  Erie County IDA (DePaul Properties)                           5.750          09/01/2028       1,518,988
-------------------------------------------------------------------------------------------------------------------------
       2,915,000  Erie County IDA (DePaul Properties)                           6.500          09/01/2018       2,759,601
-------------------------------------------------------------------------------------------------------------------------
      35,000,000  Erie County IDA (Great Lakes)                                 7.500          12/01/2025      34,860,700
-------------------------------------------------------------------------------------------------------------------------
      11,310,000  Erie County IDA (Medaille College)                            7.625          04/01/2035      11,740,798
-------------------------------------------------------------------------------------------------------------------------
       3,515,000  Erie County IDA (Medaille College)                            8.250          11/01/2026       3,687,587
-------------------------------------------------------------------------------------------------------------------------
          75,000  Erie County IDA (The Episcopal Church Home)                   5.875          02/01/2018          77,658
-------------------------------------------------------------------------------------------------------------------------
       9,600,000  Erie County IDA (The Episcopal Church Home)                   6.000          02/01/2028       9,953,952
-------------------------------------------------------------------------------------------------------------------------
       3,170,000  Erie County Sewer District                                    5.000          06/01/2029       3,343,621
-------------------------------------------------------------------------------------------------------------------------
       2,630,000  Erie County Sewer District                                    5.000          12/01/2030       2,773,835
-------------------------------------------------------------------------------------------------------------------------
       1,360,000  Erie County Sewer District                                    5.000          12/01/2035       1,426,640
-------------------------------------------------------------------------------------------------------------------------
      21,250,000  Erie County Tobacco Asset Securitization Corp. 2              5.880 3        06/01/2045      18,781,813
-------------------------------------------------------------------------------------------------------------------------
      54,000,000  Erie County Tobacco Asset Securitization Corp.                5.880 1        06/01/2047       4,491,180
-------------------------------------------------------------------------------------------------------------------------
      80,000,000  Erie County Tobacco Asset Securitization Corp.                6.380 1        06/01/2050       4,883,200
-------------------------------------------------------------------------------------------------------------------------
          90,000  Erie County Tobacco Asset Securitization Corp.                6.500          07/15/2032         102,107
-------------------------------------------------------------------------------------------------------------------------
     180,000,000  Erie County Tobacco Asset Securitization Corp.                6.750 1        06/01/2055       6,809,400
-------------------------------------------------------------------------------------------------------------------------
   1,024,000,000  Erie County Tobacco Asset Securitization Corp. 4              7.650 1        06/01/2060      17,315,840
-------------------------------------------------------------------------------------------------------------------------
       3,340,000  Erie County Tobacco Asset Securitization Corp.
                  RITES 2                                                       5.880 3        06/01/2038       2,986,528
-------------------------------------------------------------------------------------------------------------------------
       4,440,000  Essex County IDA (International Paper Company)                5.200          03/01/2028       4,444,040
-------------------------------------------------------------------------------------------------------------------------
       1,850,000  Essex County IDA (International Paper Company)                5.500          08/15/2022       1,886,889
-------------------------------------------------------------------------------------------------------------------------
       1,625,000  Essex County IDA (International Paper Company)                5.500          10/01/2026       1,658,621
-------------------------------------------------------------------------------------------------------------------------
         335,000  Essex County IDA (International Paper Company)                5.800          12/01/2019         342,568
-------------------------------------------------------------------------------------------------------------------------
       2,300,000  Essex County IDA (International Paper Company)                6.450          11/15/2023       2,446,694
-------------------------------------------------------------------------------------------------------------------------
          45,000  Essex County IDA (Moses Ludington Nursing Home)               6.200          02/01/2030          49,441
-------------------------------------------------------------------------------------------------------------------------
       5,000,000  Essex County IDA (Moses Ludington Nursing Home)               6.375          02/01/2050       5,496,200
-------------------------------------------------------------------------------------------------------------------------
         170,000  Essex County IDA (Moses Ludington Nursing Home)               9.000          02/01/2008         174,328
-------------------------------------------------------------------------------------------------------------------------
         975,000  Essex County IDA
                  (North Country Community College Foundation)                  5.000          06/01/2020         973,469


                         25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                                  COUPON           MATURITY       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        320,000  Essex County IDA (North Country
                  Community College Foundation)                                    5.000%        06/01/2020   $      319,498
----------------------------------------------------------------------------------------------------------------------------
       1,235,000  Essex County IDA (North Country
                  Community College Foundation)                                    5.200         06/01/2025        1,240,879
----------------------------------------------------------------------------------------------------------------------------
         410,000  Essex County IDA (North Country
                  Community College Foundation)                                    5.200         06/01/2025          411,952
----------------------------------------------------------------------------------------------------------------------------
       1,100,000  Essex County IDA (North Country
                  Community College Foundation)                                    5.300         06/01/2035        1,106,347
----------------------------------------------------------------------------------------------------------------------------
       3,750,000  Essex County IDA Solid Waste Disposal
                  (International Paper Company)                                    5.200         12/01/2023        3,791,850
----------------------------------------------------------------------------------------------------------------------------
       5,680,000  Franklin County IDA (Adirondack Medical Center)                  5.500         12/01/2029        6,016,199
----------------------------------------------------------------------------------------------------------------------------
         900,000  Franklin County IDA (North Country
                  Community College Foundation)                                    5.200         06/01/2025          904,284
----------------------------------------------------------------------------------------------------------------------------
          50,000  Freeport Union Free School District                              5.250         03/15/2032           52,657
----------------------------------------------------------------------------------------------------------------------------
         320,000  Glen Cove IDA (SLCD)                                             6.875         07/01/2008          322,464
----------------------------------------------------------------------------------------------------------------------------
       3,775,000  Glen Cove IDA (SLCD)                                             7.375         07/01/2023        3,941,893
----------------------------------------------------------------------------------------------------------------------------
       1,315,000  Green Island Power Authority                                     5.125         12/15/2024        1,337,552
----------------------------------------------------------------------------------------------------------------------------
       2,795,000  Green Island Power Authority                                     6.000         12/15/2020        2,954,958
----------------------------------------------------------------------------------------------------------------------------
       1,695,000  Green Island Power Authority                                     6.000         12/15/2025        1,776,801
----------------------------------------------------------------------------------------------------------------------------
         840,000  Hempstead GO                                                     5.000         07/01/2020          861,344
----------------------------------------------------------------------------------------------------------------------------
       1,025,000  Hempstead GO                                                     5.000         07/01/2021        1,047,786
----------------------------------------------------------------------------------------------------------------------------
       1,270,000  Hempstead GO                                                     5.000         07/01/2022        1,296,899
----------------------------------------------------------------------------------------------------------------------------
       2,500,000  Hempstead IDA (Adelphi University)                               5.500         06/01/2032        2,680,400
----------------------------------------------------------------------------------------------------------------------------
         310,000  Hempstead IDA (Dentaco Corp.)                                    7.250         11/01/2012          332,996
----------------------------------------------------------------------------------------------------------------------------
       1,270,000  Hempstead IDA (Dentaco Corp.)                                    8.250         11/01/2025        1,385,265
----------------------------------------------------------------------------------------------------------------------------
       3,550,000  Hempstead IDA (Engel Burman Senior Hsg.)                         6.250         11/01/2010        3,594,091
----------------------------------------------------------------------------------------------------------------------------
      18,825,000  Hempstead IDA (Engel Burman Senior Hsg.)                         6.750         11/01/2024       19,374,878
----------------------------------------------------------------------------------------------------------------------------
       1,875,000  Hempstead IDA (Franklin Hospital Medical Center)                 5.750         11/01/2008        1,862,756
----------------------------------------------------------------------------------------------------------------------------
       9,375,000  Hempstead IDA (Franklin Hospital Medical Center)                 6.375         11/01/2018        9,193,219
----------------------------------------------------------------------------------------------------------------------------
       9,415,000  Hempstead IDA (Franklin Hospital Medical Center)                 7.750         11/01/2022       10,089,396
----------------------------------------------------------------------------------------------------------------------------
       2,495,000  Hempstead IDA (Hungry Harbor Associates)                         8.000         05/01/2044        2,551,412
----------------------------------------------------------------------------------------------------------------------------
       5,690,000  Hempstead IDA (Hungry Harbor Associates)                         8.000         05/01/2044        5,691,081
----------------------------------------------------------------------------------------------------------------------------
       4,760,000  Hempstead IDA (Hungry Harbor Associates)                         8.000         05/01/2044        4,867,624
----------------------------------------------------------------------------------------------------------------------------
      12,505,000  Hempstead IDA (Hungry Harbor Associates)                         8.000         05/01/2044       12,787,738
----------------------------------------------------------------------------------------------------------------------------
       6,355,000  Hempstead IDA (South Shore Y JCC)                                6.750         11/01/2024        6,451,787
----------------------------------------------------------------------------------------------------------------------------
       6,270,000  Herkimer County IDA (Burrows Paper) 2                            8.000         01/01/2009        6,225,295
----------------------------------------------------------------------------------------------------------------------------
       1,285,000  Herkimer County IDA (College Foundation)                         6.400         11/01/2020        1,365,865
----------------------------------------------------------------------------------------------------------------------------
       2,000,000  Herkimer County IDA (College Foundation)                         6.500         11/01/2030        2,113,080
----------------------------------------------------------------------------------------------------------------------------
       3,000,000  Herkimer County IDA (Folts Adult Home)                           5.500         03/20/2040        3,280,950
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  Herkimer County IDA
                  (Herkimer County College Foundation)                             6.250         08/01/2034        1,054,500
----------------------------------------------------------------------------------------------------------------------------
         265,000  Herkimer Hsg. Authority                                          7.150         03/01/2011          270,411


                         26 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                                  COUPON            MATURITY      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        990,000     Hudson IDA (Have, Inc.)                                       8.125%         12/01/2017   $   1,000,375
----------------------------------------------------------------------------------------------------------------------------
       1,255,000     Hudson IDA (Hudson Fabrics)                                   6.750          11/01/2024       1,284,078
----------------------------------------------------------------------------------------------------------------------------
         145,000     Huntington Hsg. Authority (GJSR)                              5.875          05/01/2019         146,340
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     Huntington Hsg. Authority (GJSR)                              6.000          05/01/2029       1,010,660
----------------------------------------------------------------------------------------------------------------------------
       8,500,000     Huntington Hsg. Authority (GJSR)                              6.000          05/01/2039       8,511,815
----------------------------------------------------------------------------------------------------------------------------
         820,000     Islip IDA (Leeway School)                                     9.000          08/01/2021         822,452
----------------------------------------------------------------------------------------------------------------------------
      18,545,000     Islip IDA (Southside Hospital Civic Facilities)               7.750          12/01/2022      19,642,308
----------------------------------------------------------------------------------------------------------------------------
       1,315,000     Islip Res Rec, Series E                                       5.750          07/01/2021       1,459,256
----------------------------------------------------------------------------------------------------------------------------
       1,000,000     Islip Res Rec, Series E                                       5.750          07/01/2023       1,106,680
----------------------------------------------------------------------------------------------------------------------------
       3,000,000     Kenmore Hsg. Authority (SUNY at Buffalo)                      5.500          08/01/2024       3,178,620
----------------------------------------------------------------------------------------------------------------------------
       8,000,000     L.I. Power Authority                                          5.750          12/01/2024       8,492,000
----------------------------------------------------------------------------------------------------------------------------
       7,905,000     L.I. Power Authority RITES 2                                  7.415 3        12/01/2022       9,421,970
----------------------------------------------------------------------------------------------------------------------------
      21,000,000     L.I. Power Authority RITES 2                                  7.451 3        12/01/2022      25,029,900
----------------------------------------------------------------------------------------------------------------------------
       3,750,000     L.I. Power Authority RITES 2                                  7.915 3        12/01/2026       4,473,525
----------------------------------------------------------------------------------------------------------------------------
       2,915,000     L.I. Power Authority RITES 2                                  8.004 3        09/01/2028       3,708,113
----------------------------------------------------------------------------------------------------------------------------
         250,000     L.I. Power Authority, Series A                                5.000          09/01/2027         259,153
----------------------------------------------------------------------------------------------------------------------------
      24,130,000     L.I. Power Authority, Series A                                5.125          09/01/2029      24,906,262
----------------------------------------------------------------------------------------------------------------------------
          60,000     L.I. Power Authority, Series A                                5.125          09/01/2029          63,325
----------------------------------------------------------------------------------------------------------------------------
      44,530,000     L.I. Power Authority, Series A                                5.375          09/01/2025      47,547,798
----------------------------------------------------------------------------------------------------------------------------
      86,300,000     L.I. Power Authority, Series L                                5.375          05/01/2033      91,839,597
----------------------------------------------------------------------------------------------------------------------------
         100,000     Lowville GO                                                   7.200          09/15/2012         119,293
----------------------------------------------------------------------------------------------------------------------------
         100,000     Lowville GO                                                   7.200          09/15/2013         121,053
----------------------------------------------------------------------------------------------------------------------------
         100,000     Lowville GO                                                   7.200          09/15/2014         123,112
----------------------------------------------------------------------------------------------------------------------------
       3,830,000     Lyons Community Health Initiatives Corp.                      5.550          09/01/2024       4,076,231
----------------------------------------------------------------------------------------------------------------------------
       4,360,000     Macleay Hsg. Corp. (Larchmont Woods)                          8.500          01/01/2031       4,445,282
----------------------------------------------------------------------------------------------------------------------------
         750,000     Madison County IDA
                     (Morrisville State College Foundation)                        5.000          06/01/2028         789,503
----------------------------------------------------------------------------------------------------------------------------
       1,100,000     Madison County IDA
                     (Morrisville State College Foundation)                        5.000          06/01/2032       1,153,240
----------------------------------------------------------------------------------------------------------------------------
       1,290,000     Madison County IDA (Oneida Healthcare Center)                 5.300          02/01/2021       1,358,886
----------------------------------------------------------------------------------------------------------------------------
       5,500,000     Madison County IDA (Oneida Healthcare Center)                 5.350          02/01/2031       5,778,905
----------------------------------------------------------------------------------------------------------------------------
          30,000     Middleton IDA (Flanagan Design & Display)                     7.000          11/01/2006          30,362
----------------------------------------------------------------------------------------------------------------------------
         690,000     Middleton IDA (Flanagan Design & Display)                     7.500          11/01/2018         726,701
----------------------------------------------------------------------------------------------------------------------------
       3,955,000     Middletown IDA (Southwinds Retirement Home)                   6.375          03/01/2018       3,952,904
----------------------------------------------------------------------------------------------------------------------------
         310,000     Middletown IDA (YMCA)                                         6.250          11/01/2009         300,449
----------------------------------------------------------------------------------------------------------------------------
       1,255,000     Middletown IDA (YMCA)                                         7.000          11/01/2019       1,164,615
----------------------------------------------------------------------------------------------------------------------------
         230,000     Monroe County COP                                             8.050          01/01/2011         238,717
----------------------------------------------------------------------------------------------------------------------------
         715,000     Monroe County IDA (Canal Ponds)                               7.000          06/15/2013         743,686
----------------------------------------------------------------------------------------------------------------------------
          50,000     Monroe County IDA (Cloverwood Senior Living)                  6.750          05/01/2023          40,681
----------------------------------------------------------------------------------------------------------------------------
       1,214,193     Monroe County IDA (Cottrone Devel.)                           9.500          12/01/2010       1,228,715
----------------------------------------------------------------------------------------------------------------------------
         950,000     Monroe County IDA (Dayton Rogers Manufacturing)               6.100          12/01/2009         925,120
----------------------------------------------------------------------------------------------------------------------------
       2,495,000     Monroe County IDA (DePaul Community Facilities)               5.875          02/01/2028       2,076,888


                        27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                                  COUPON           MATURITY       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      5,435,000  Monroe County IDA (DePaul Community Facilities)                  5.950%        08/01/2028   $    4,570,726
----------------------------------------------------------------------------------------------------------------------------
         880,000  Monroe County IDA (DePaul Community Facilities)                  6.450         02/01/2014          882,209
----------------------------------------------------------------------------------------------------------------------------
       1,285,000  Monroe County IDA (DePaul Community Facilities)                  6.500         02/01/2024        1,287,891
----------------------------------------------------------------------------------------------------------------------------
       4,485,000  Monroe County IDA (DePaul Properties)                            6.150         09/01/2021        4,162,125
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  Monroe County IDA (Highland Hospital of Rochester)               5.000         08/01/2022        1,020,960
----------------------------------------------------------------------------------------------------------------------------
       1,250,000  Monroe County IDA (Highland Hospital of Rochester)               5.000         08/01/2025        1,264,663
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  Monroe County IDA
                  (Jewish Home of Rochester Senior Hsg.)                           6.875         04/01/2017        1,031,800
----------------------------------------------------------------------------------------------------------------------------
       5,005,000  Monroe County IDA
                  (Jewish Home of Rochester Senior Hsg.)                           6.875         04/01/2027        5,152,848
----------------------------------------------------------------------------------------------------------------------------
         100,000  Monroe County IDA (Machine Tool Research)                        7.750         12/01/2006           99,798
----------------------------------------------------------------------------------------------------------------------------
         600,000  Monroe County IDA (Machine Tool Research)                        8.000         12/01/2011          595,866
----------------------------------------------------------------------------------------------------------------------------
         300,000  Monroe County IDA (Machine Tool Research)                        8.500         12/01/2013          296,544
----------------------------------------------------------------------------------------------------------------------------
         685,000  Monroe County IDA (Melles Griot)                                 9.500         12/01/2009          694,727
----------------------------------------------------------------------------------------------------------------------------
         875,000  Monroe County IDA (Morrell/Morrell)                              7.000         12/01/2007          875,315
----------------------------------------------------------------------------------------------------------------------------
       2,525,000  Monroe County IDA (Parma Senior Hsg. Assoc.)                     6.500         12/01/2042        2,538,332
----------------------------------------------------------------------------------------------------------------------------
       4,330,000  Monroe County IDA (Piano Works)                                  7.625         11/01/2016        4,461,632
----------------------------------------------------------------------------------------------------------------------------
       2,890,000  Monroe County IDA
                  (Rochester Institute of Technology)                              5.375         04/01/2029        2,855,725
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  Monroe County IDA (Southview Towers)                             6.125         02/01/2020        1,085,280
----------------------------------------------------------------------------------------------------------------------------
       1,465,000  Monroe County IDA (St. John Fisher College)                      5.200         06/01/2019        1,554,350
----------------------------------------------------------------------------------------------------------------------------
       2,190,000  Monroe County IDA (St. John Fisher College)                      5.250         06/01/2026        2,320,174
----------------------------------------------------------------------------------------------------------------------------
       3,075,000  Monroe County IDA (St. John Fisher College)                      5.375         06/01/2024        3,237,668
----------------------------------------------------------------------------------------------------------------------------
         935,000  Monroe County IDA (Volunteers of America)                        5.700         08/01/2018          948,483
----------------------------------------------------------------------------------------------------------------------------
       2,720,000  Monroe County IDA (Volunteers of America)                        5.750         08/01/2028        2,695,411
----------------------------------------------------------------------------------------------------------------------------
      12,000,000  Monroe County IDA (Woodlawn Village)                             8.550         11/15/2032       13,651,560
----------------------------------------------------------------------------------------------------------------------------
       2,165,000  Monroe Newpower Corp.                                            5.500         01/01/2034        2,272,319
----------------------------------------------------------------------------------------------------------------------------
         580,000  Monroe Newpower Corp.                                            5.625         01/01/2026          613,779
----------------------------------------------------------------------------------------------------------------------------
       5,860,000  Montgomery County IDA (ASMF)(2,5)                                7.250         01/15/2019          879,000
----------------------------------------------------------------------------------------------------------------------------
         500,000  Mount Vernon IDA (Kings Court)                                   5.200         12/01/2033          505,270
----------------------------------------------------------------------------------------------------------------------------
       3,275,000  Mount Vernon IDA (Macedonia Towers)                              5.200         12/01/2033        3,309,519
----------------------------------------------------------------------------------------------------------------------------
       2,295,000  Mount Vernon IDA (Meadowview)                                    6.150         06/01/2019        2,366,145
----------------------------------------------------------------------------------------------------------------------------
       2,600,000  Mount Vernon IDA (Meadowview)                                    6.200         06/01/2029        2,664,948
----------------------------------------------------------------------------------------------------------------------------
       2,100,000  MTA DRIVERS 2                                                    6.521 3       05/15/2013        2,090,466
----------------------------------------------------------------------------------------------------------------------------
      14,200,000  MTA RITES 2                                                      6.915 3       11/15/2025       17,198,188
----------------------------------------------------------------------------------------------------------------------------
       1,910,000  MTA RITES 2                                                      6.915 3       11/15/2028        2,222,743
----------------------------------------------------------------------------------------------------------------------------
      10,000,000  MTA RITES 2                                                      6.915 3       11/15/2030       11,538,400
----------------------------------------------------------------------------------------------------------------------------
       5,000,000  MTA RITES 2                                                      6.915 3       11/15/2030        5,769,200
----------------------------------------------------------------------------------------------------------------------------
       2,890,000  MTA RITES 2                                                      6.915 3       11/15/2030        3,334,598
----------------------------------------------------------------------------------------------------------------------------
       7,500,000  MTA RITES 2                                                      6.915 3       11/15/2031        8,673,750
----------------------------------------------------------------------------------------------------------------------------
       2,125,000  MTA RITES 2                                                      6.915 3       11/15/2032        2,447,320
----------------------------------------------------------------------------------------------------------------------------
       2,220,000  MTA Service Contract RITES 2                                     7.415 3       01/01/2024        2,776,643


                        28 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                   VALUE
          AMOUNT                                                              COUPON            MATURITY       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     15,895,000  MTA Service Contract, Series A                               5.125%         01/01/2024   $   16,891,299
-------------------------------------------------------------------------------------------------------------------------
     132,950,000  MTA Service Contract, Series A                               5.125          01/01/2029      140,194,446
-------------------------------------------------------------------------------------------------------------------------
      20,000,000  MTA Service Contract, Series A                               5.750          07/01/2031       22,058,800
-------------------------------------------------------------------------------------------------------------------------
      33,275,000  MTA Service Contract, Series B                               5.250          01/01/2031       35,061,202
-------------------------------------------------------------------------------------------------------------------------
       3,775,000  MTA, Series A                                                5.000          11/15/2030        3,920,187
-------------------------------------------------------------------------------------------------------------------------
          20,000  MTA, Series A                                                5.000          11/15/2032           20,838
-------------------------------------------------------------------------------------------------------------------------
      42,295,000  MTA, Series A                                                5.125          11/15/2031       44,626,300
-------------------------------------------------------------------------------------------------------------------------
          25,000  MTA, Series B                                                5.000          01/01/2031           25,933
-------------------------------------------------------------------------------------------------------------------------
      26,990,000  MTA, Series B                                                5.000          11/15/2031       28,000,506
-------------------------------------------------------------------------------------------------------------------------
       4,600,000  MTA, Series B                                                5.000          11/15/2035        4,824,526
-------------------------------------------------------------------------------------------------------------------------
      20,080,000  MTA, Series B                                                5.250          11/15/2032       21,266,326
-------------------------------------------------------------------------------------------------------------------------
      34,770,000  MTA, Series E                                                5.250          11/15/2031       36,536,664
-------------------------------------------------------------------------------------------------------------------------
      23,500,000  MTA, Series F                                                5.000          11/15/2030       24,417,910
-------------------------------------------------------------------------------------------------------------------------
         802,824  Municipal Assistance Corp. for Troy, NY                      5.730 1        07/15/2021          413,181
-------------------------------------------------------------------------------------------------------------------------
       1,218,573  Municipal Assistance Corp. for Troy, NY                      5.740 1        01/15/2022          612,735
-------------------------------------------------------------------------------------------------------------------------
       1,090,000  Nassau County IDA (ALIA-ACDS)                                7.500          06/01/2015        1,188,732
-------------------------------------------------------------------------------------------------------------------------
       2,975,000  Nassau County IDA (ALIA-ACLD)                                6.250          09/01/2022        3,075,704
-------------------------------------------------------------------------------------------------------------------------
         240,000  Nassau County IDA (ALIA-ACLD)                                7.125          06/01/2017          258,662
-------------------------------------------------------------------------------------------------------------------------
         375,000  Nassau County IDA (ALIA-ACLD)                                7.500          06/01/2015          408,968
-------------------------------------------------------------------------------------------------------------------------
       5,830,000  Nassau County IDA (ALIA-CSMR)                                7.000          11/01/2016        6,295,234
-------------------------------------------------------------------------------------------------------------------------
       3,520,000  Nassau County IDA (ALIA-CSMR)                                7.125          06/01/2017        3,797,658
-------------------------------------------------------------------------------------------------------------------------
       1,870,000  Nassau County IDA (ALIA-CSMR)                                7.500          06/01/2015        2,039,385
-------------------------------------------------------------------------------------------------------------------------
         330,000  Nassau County IDA (ALIA-FREE)                                7.125          06/01/2012          359,297
-------------------------------------------------------------------------------------------------------------------------
       2,310,000  Nassau County IDA (ALIA-FREE)                                7.500          06/01/2015        2,519,240
-------------------------------------------------------------------------------------------------------------------------
       4,030,000  Nassau County IDA (ALIA-FREE)                                8.150          06/01/2030        4,355,463
-------------------------------------------------------------------------------------------------------------------------
       6,485,000  Nassau County IDA (ALIA-FREE)                                8.250          06/01/2032        6,961,777
-------------------------------------------------------------------------------------------------------------------------
         945,000  Nassau County IDA (ALIA-HH)                                  7.125          06/01/2017        1,019,542
-------------------------------------------------------------------------------------------------------------------------
         725,000  Nassau County IDA (ALIA-HHS)                                 7.125          06/01/2017          782,188
-------------------------------------------------------------------------------------------------------------------------
         240,000  Nassau County IDA (ALIA-LVH)                                 7.500          06/01/2015          261,739
-------------------------------------------------------------------------------------------------------------------------
         565,000  Nassau County IDA (CNGCS)                                    7.500          06/01/2030          616,178
-------------------------------------------------------------------------------------------------------------------------
       2,245,000  Nassau County IDA (CNGCS)                                    8.150          06/01/2030        2,441,123
-------------------------------------------------------------------------------------------------------------------------
       5,240,000  Nassau County IDA (Engel Burman Senior Hsg.)                 7.750          05/01/2047        5,434,404
-------------------------------------------------------------------------------------------------------------------------
       3,410,000  Nassau County IDA (Engel Burman Senior Hsg.)                 7.750          05/01/2047        3,536,511
-------------------------------------------------------------------------------------------------------------------------
       5,875,000  Nassau County IDA (Engel Burman Senior Hsg.)                 7.750          05/01/2047        6,092,963
-------------------------------------------------------------------------------------------------------------------------
       6,450,000  Nassau County IDA (Engel Burman Senior Hsg.)                 7.750          05/01/2047        6,689,295
-------------------------------------------------------------------------------------------------------------------------
       9,155,000  Nassau County IDA (Engel Burman Senior Hsg.) 4               7.750          05/01/2047        9,494,651
-------------------------------------------------------------------------------------------------------------------------
       3,860,000  Nassau County IDA (Little Village School)                    7.500          12/01/2031        4,115,802
-------------------------------------------------------------------------------------------------------------------------
       2,290,000  Nassau County IDA (North Shore CFGA)                         6.750          05/01/2024        2,323,640
-------------------------------------------------------------------------------------------------------------------------
       2,759,599  Nassau County IDA (Sharp International) 2,5                  7.375          12/01/2007          356,816
-------------------------------------------------------------------------------------------------------------------------
       1,752,588  Nassau County IDA (Sharp International) 2,5                  7.375          12/01/2007          226,610
-------------------------------------------------------------------------------------------------------------------------
       2,527,212  Nassau County IDA (Sharp International) 2,5                  7.875          12/01/2012          326,768


                              29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                                  COUPON           MATURITY       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      1,597,663  Nassau County IDA (Sharp International) 2,5                      7.875%        12/01/2012   $      206,578
----------------------------------------------------------------------------------------------------------------------------
       2,050,000  Nassau County IDA (United Cerebral Palsy)                        6.250         11/01/2014        2,061,111
----------------------------------------------------------------------------------------------------------------------------
      24,125,000  Nassau County IDA (Westbury Senior Living)                       7.900         11/01/2031       24,335,129
----------------------------------------------------------------------------------------------------------------------------
       4,375,000  Nassau County Interim Finance Authority RITES 2                  7.508 3       11/15/2021        4,846,013
----------------------------------------------------------------------------------------------------------------------------
      17,730,000  Nassau County Tobacco Settlement Corp. RITES 2                   8.093 3       07/15/2033       19,555,126
----------------------------------------------------------------------------------------------------------------------------
      10,535,000  Nassau County Tobacco Settlement Corp. RITES 2                   8.293 3       07/15/2027       11,757,060
----------------------------------------------------------------------------------------------------------------------------
      17,590,000  Nassau County Tobacco Settlement Corp. RITES 2                   8.493 3       07/15/2039       19,626,218
----------------------------------------------------------------------------------------------------------------------------
       7,155,000  Nassau IDA (EBS North Hills LLC)                                 7.800         05/01/2045        7,564,481
----------------------------------------------------------------------------------------------------------------------------
       3,340,000  Nassau IDA (EBS North Hills LLC)                                 7.800         05/01/2045        3,358,370
----------------------------------------------------------------------------------------------------------------------------
       4,290,000  Nassau IDA (EBS North Hills LLC)                                 7.800         05/01/2045        4,313,595
----------------------------------------------------------------------------------------------------------------------------
       6,195,000  Nassau IDA (EBS North Hills LLC)                                 7.800         05/01/2045        6,263,641
----------------------------------------------------------------------------------------------------------------------------
       4,775,000  Nassau IDA (EBS North Hills LLC)                                 7.800         05/01/2045        4,801,263
----------------------------------------------------------------------------------------------------------------------------
       4,775,000  Nassau IDA (EBS North Hills LLC)                                 7.800         05/01/2045        4,824,326
----------------------------------------------------------------------------------------------------------------------------
       2,000,000  New Hartford-Sunset Wood Funding Corp.                           5.500         02/01/2029        2,092,800
----------------------------------------------------------------------------------------------------------------------------
      13,010,000  New Rochelle IDA (College of New Rochelle)                       5.250         07/01/2027       13,496,964
----------------------------------------------------------------------------------------------------------------------------
       6,500,000  New Rochelle IDA (College of New Rochelle)                       5.500         07/01/2019        6,838,130
----------------------------------------------------------------------------------------------------------------------------
       3,670,000  New Rochelle IDA (Soundview Apartments)                          5.375         04/01/2036        3,793,459
----------------------------------------------------------------------------------------------------------------------------
       4,885,000  Newark-Wayne Community Hospital                                  5.875         01/15/2033        4,894,428
----------------------------------------------------------------------------------------------------------------------------
       2,360,000  Newark-Wayne Community Hospital                                  7.600         09/01/2015        2,359,976
----------------------------------------------------------------------------------------------------------------------------
       3,300,000  Niagara County IDA (American Ref-Fuel Company)                   5.550         11/15/2024        3,461,997
----------------------------------------------------------------------------------------------------------------------------
       1,500,000  Niagara County IDA (Niagara University)                          5.350         11/01/2023        1,618,485
----------------------------------------------------------------------------------------------------------------------------
       5,400,000  Niagara County IDA (Niagara University)                          5.400         11/01/2031        5,687,172
----------------------------------------------------------------------------------------------------------------------------
       1,200,000  Niagara County IDA (Sevenson Hotel)                              6.600         05/01/2007        1,200,696
----------------------------------------------------------------------------------------------------------------------------
       6,500,000  Niagara County IDA (Solid Waste Disposal)                        5.625         11/15/2024        6,863,025
----------------------------------------------------------------------------------------------------------------------------
          20,000  Niagara County Tobacco Asset Securitization Corp.                5.750         05/15/2022           20,755
----------------------------------------------------------------------------------------------------------------------------
       1,370,000  Niagara County Tobacco Asset Securitization Corp.                6.250         05/15/2034        1,445,556
----------------------------------------------------------------------------------------------------------------------------
       6,255,000  Niagara County Tobacco Asset Securitization Corp.                6.250         05/15/2040        6,599,963
----------------------------------------------------------------------------------------------------------------------------
          90,000  Niagara Frontier Transportation Authority
                  (Buffalo Niagara International Airport)                          5.000         04/01/2028           91,110
----------------------------------------------------------------------------------------------------------------------------
          25,000  Niagara Frontier Transportation Authority
                  (Buffalo Niagara International Airport)                          5.625         04/01/2029           26,489
----------------------------------------------------------------------------------------------------------------------------
         715,000  North Babylon Volunteer Fire Company                             5.750         08/01/2022          760,381
----------------------------------------------------------------------------------------------------------------------------
       1,555,000  North Country Devel. Authority (Clarkson University)             5.500         07/01/2019        1,627,696
----------------------------------------------------------------------------------------------------------------------------
       3,145,000  North Country Devel. Authority (Clarkson University)             5.500         07/01/2029        3,278,505
----------------------------------------------------------------------------------------------------------------------------
         260,000  North Tonawanda HDC (Bishop Gibbons Associates)                  6.800         12/15/2007          266,022
----------------------------------------------------------------------------------------------------------------------------
       3,295,000  North Tonawanda HDC (Bishop Gibbons Associates)                  7.375         12/15/2021        3,689,346
----------------------------------------------------------------------------------------------------------------------------
          25,000  Nunda GO                                                         8.000         05/01/2010           28,744
----------------------------------------------------------------------------------------------------------------------------
         315,000  NY Counties Tobacco Trust I                                      6.500         06/01/2035          335,595
----------------------------------------------------------------------------------------------------------------------------
       3,975,000  NY Counties Tobacco Trust I (TASC) Fixed Receipts                6.225         06/01/2028        4,212,149
----------------------------------------------------------------------------------------------------------------------------
      11,915,000  NY Counties Tobacco Trust I (TASC) RITES 2                       9.680 3       06/01/2028       14,047,547
----------------------------------------------------------------------------------------------------------------------------
      29,525,000  NY Counties Tobacco Trust I RITES 2                              8.256 3       06/01/2042       33,917,434
----------------------------------------------------------------------------------------------------------------------------
       9,105,000  NY Counties Tobacco Trust I RITES 2                              8.293 3       06/01/2035       10,295,479


                         30 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                    VALUE
          AMOUNT                                                               COUPON            MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     29,805,000  NY Counties Tobacco Trust II (TASC)                           5.625%         06/01/2035   $  30,349,239
-------------------------------------------------------------------------------------------------------------------------
      38,855,000  NY Counties Tobacco Trust II (TASC)                           5.750          06/01/2043      39,740,894
-------------------------------------------------------------------------------------------------------------------------
       5,000,000  NY Counties Tobacco Trust II RITES 2,4                       10.114(3)       06/01/2043       5,342,150
-------------------------------------------------------------------------------------------------------------------------
         245,000  NY Counties Tobacco Trust III                                 6.000          06/01/2043         257,772
-------------------------------------------------------------------------------------------------------------------------
       9,600,000  NY Counties Tobacco Trust IV 4                                5.000          06/01/2042       9,056,064
-------------------------------------------------------------------------------------------------------------------------
     117,975,000  NY Counties Tobacco Trust IV                                  5.880 1        06/01/2050       8,055,333
-------------------------------------------------------------------------------------------------------------------------
     279,690,000  NY Counties Tobacco Trust IV                                  6.370 1        06/01/2055      12,462,986
-------------------------------------------------------------------------------------------------------------------------
     561,950,000  NY Counties Tobacco Trust IV                                  6.800 1        06/01/2060      14,936,631
-------------------------------------------------------------------------------------------------------------------------
      82,500,000  NY Counties Tobacco Trust IV (TASC)                           0.000          06/01/2041      63,587,700
-------------------------------------------------------------------------------------------------------------------------
      82,500,000  NY Counties Tobacco Trust IV (TASC)                           6.650          06/01/2041      17,670,675
-------------------------------------------------------------------------------------------------------------------------
       5,725,000  NY Counties Tobacco Trust IV RITES 2,4                        6.425 3        06/01/2045       5,060,099
-------------------------------------------------------------------------------------------------------------------------
     158,835,000  NY Counties Tobacco Trust V                                   6.000 1        06/01/2038      23,771,246
-------------------------------------------------------------------------------------------------------------------------
     398,010,000  NY Counties Tobacco Trust V                                   6.090 1        06/01/2050      28,218,909
-------------------------------------------------------------------------------------------------------------------------
     643,195,000  NY Counties Tobacco Trust V                                   6.850 1        06/01/2055      23,708,168
-------------------------------------------------------------------------------------------------------------------------
   3,845,000,000  NY Counties Tobacco Trust V                                   7.850 1        06/01/2060      59,482,150
-------------------------------------------------------------------------------------------------------------------------
           5,000  NYC GO                                                        5.000          03/15/2021           5,142
-------------------------------------------------------------------------------------------------------------------------
       4,150,000  NYC GO                                                        5.000          03/01/2024       4,324,840
-------------------------------------------------------------------------------------------------------------------------
      14,305,000  NYC GO                                                        5.000          08/01/2024      14,956,021
-------------------------------------------------------------------------------------------------------------------------
       9,000,000  NYC GO                                                        5.000          09/01/2024       9,395,820
-------------------------------------------------------------------------------------------------------------------------
          25,000  NYC GO                                                        5.000          03/01/2025          25,842
-------------------------------------------------------------------------------------------------------------------------
       7,500,000  NYC GO                                                        5.000          08/01/2025       7,835,100
-------------------------------------------------------------------------------------------------------------------------
       8,000,000  NYC GO                                                        5.000          04/01/2026       8,327,120
-------------------------------------------------------------------------------------------------------------------------
       8,300,000  NYC GO                                                        5.000          08/01/2026       8,663,955
-------------------------------------------------------------------------------------------------------------------------
       6,000,000  NYC GO                                                        5.000          09/01/2026       6,254,280
-------------------------------------------------------------------------------------------------------------------------
       3,600,000  NYC GO                                                        5.000          08/01/2027       3,751,920
-------------------------------------------------------------------------------------------------------------------------
       2,500,000  NYC GO                                                        5.000          08/01/2028       2,599,325
-------------------------------------------------------------------------------------------------------------------------
          60,000  NYC GO                                                        5.000          08/15/2028          61,225
-------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYC GO                                                        5.000          11/01/2028       1,035,690
-------------------------------------------------------------------------------------------------------------------------
         395,000  NYC GO                                                        5.000          03/15/2029         403,591
-------------------------------------------------------------------------------------------------------------------------
          20,000  NYC GO                                                        5.000          03/15/2029          20,561
-------------------------------------------------------------------------------------------------------------------------
      16,760,000  NYC GO                                                        5.000          03/01/2030      17,338,388
-------------------------------------------------------------------------------------------------------------------------
      10,455,000  NYC GO                                                        5.000          06/01/2030      10,823,957
-------------------------------------------------------------------------------------------------------------------------
      23,250,000  NYC GO                                                        5.000          08/01/2030      24,082,118
-------------------------------------------------------------------------------------------------------------------------
       2,000,000  NYC GO                                                        5.000          08/01/2030       2,074,540
-------------------------------------------------------------------------------------------------------------------------
          60,000  NYC GO                                                        5.000          03/01/2033          61,614
-------------------------------------------------------------------------------------------------------------------------
      38,000,000  NYC GO                                                        5.000          06/01/2033      39,282,120
-------------------------------------------------------------------------------------------------------------------------
      12,455,000  NYC GO                                                        5.000          12/01/2033      12,857,047
-------------------------------------------------------------------------------------------------------------------------
      46,550,000  NYC GO                                                        5.000          11/01/2034      48,040,066
-------------------------------------------------------------------------------------------------------------------------
      30,000,000  NYC GO                                                        5.000          03/01/2035      30,989,700
-------------------------------------------------------------------------------------------------------------------------
       5,400,000  NYC GO                                                        5.000          08/01/2035       5,584,734
-------------------------------------------------------------------------------------------------------------------------
          60,000  NYC GO                                                        5.100          11/01/2019          62,890


                         31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                    VALUE
          AMOUNT                                                               COUPON           MATURITY       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      5,285,000  NYC GO                                                        5.100%        08/15/2027   $    5,525,098
-------------------------------------------------------------------------------------------------------------------------
       3,710,000  NYC GO                                                        5.250         10/15/2021        3,962,540
-------------------------------------------------------------------------------------------------------------------------
         265,000  NYC GO                                                        5.250         08/15/2023          278,017
-------------------------------------------------------------------------------------------------------------------------
         535,000  NYC GO                                                        5.250         08/01/2024          557,438
-------------------------------------------------------------------------------------------------------------------------
      33,485,000  NYC GO                                                        5.250         06/01/2027       35,280,466
-------------------------------------------------------------------------------------------------------------------------
       4,460,000  NYC GO                                                        5.250         06/01/2028        4,722,203
-------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYC GO                                                        5.250         09/15/2033        1,057,330
-------------------------------------------------------------------------------------------------------------------------
      20,105,000  NYC GO                                                        5.375         12/01/2026       21,521,196
-------------------------------------------------------------------------------------------------------------------------
          20,000  NYC GO                                                        5.375         03/01/2027           21,370
-------------------------------------------------------------------------------------------------------------------------
         515,000  NYC GO                                                        5.375         08/01/2027          540,961
-------------------------------------------------------------------------------------------------------------------------
       1,115,000  NYC GO                                                        5.375         03/15/2028        1,180,562
-------------------------------------------------------------------------------------------------------------------------
      55,790,000  NYC GO                                                        5.375         06/01/2032       59,073,242
-------------------------------------------------------------------------------------------------------------------------
      11,500,000  NYC GO                                                        5.500         08/01/2020       12,504,985
-------------------------------------------------------------------------------------------------------------------------
      11,860,000  NYC GO                                                        5.500         08/01/2021       12,880,434
-------------------------------------------------------------------------------------------------------------------------
       1,255,000  NYC GO                                                        5.500         06/01/2028        1,342,210
-------------------------------------------------------------------------------------------------------------------------
       6,910,000  NYC GO                                                        5.500         12/01/2031        7,475,860
-------------------------------------------------------------------------------------------------------------------------
       6,745,000  NYC GO                                                        5.500         11/15/2037        7,033,753
-------------------------------------------------------------------------------------------------------------------------
           5,000  NYC GO                                                        5.750         02/01/2020            5,084
-------------------------------------------------------------------------------------------------------------------------
       1,500,000  NYC GO                                                        5.750         03/01/2020        1,649,370
-------------------------------------------------------------------------------------------------------------------------
           5,000  NYC GO                                                        5.950         08/01/2014            5,323
-------------------------------------------------------------------------------------------------------------------------
      12,880,000  NYC GO                                                        6.000         01/15/2021       14,392,627
-------------------------------------------------------------------------------------------------------------------------
          40,000  NYC GO                                                        6.150 1       10/01/2012           30,674
------------------------------------------------------------------------------------------------------------------------
         200,000  NYC GO                                                        6.340 1       05/15/2012          155,860
-------------------------------------------------------------------------------------------------------------------------
         335,000  NYC GO                                                        6.350         05/15/2014          358,296
-------------------------------------------------------------------------------------------------------------------------
          20,000  NYC GO                                                        7.000         02/01/2010           20,060
-------------------------------------------------------------------------------------------------------------------------
          15,000  NYC GO                                                        7.250         08/15/2024           15,046
-------------------------------------------------------------------------------------------------------------------------
           5,000  NYC GO                                                        7.750         08/15/2028            5,026
-------------------------------------------------------------------------------------------------------------------------
         100,000  NYC GO DIAMONDS                                               0.000 6       08/01/2025           93,564
-------------------------------------------------------------------------------------------------------------------------
         837,000  NYC GO RIBS                                                   8.770 3       08/12/2010          840,942
-------------------------------------------------------------------------------------------------------------------------
         837,000  NYC GO RIBS                                                   8.770 3       09/01/2011          841,001
-------------------------------------------------------------------------------------------------------------------------
       1,045,000  NYC HDC (Barclay Avenue)                                      6.450         04/01/2017        1,068,931
-------------------------------------------------------------------------------------------------------------------------
       4,055,000  NYC HDC (Barclay Avenue)                                      6.600         04/01/2033        4,147,657
-------------------------------------------------------------------------------------------------------------------------
         290,442  NYC HDC (Bay Towers)                                          6.500         08/15/2017          305,548
-------------------------------------------------------------------------------------------------------------------------
         368,432  NYC HDC (Bridgeview III)                                      6.500         12/15/2017          387,590
-------------------------------------------------------------------------------------------------------------------------
       1,035,203  NYC HDC (Cadman Towers)                                       6.500         11/15/2018        1,089,044
-------------------------------------------------------------------------------------------------------------------------
         147,660  NYC HDC (Candia House)                                        6.500         06/15/2018          155,321
-------------------------------------------------------------------------------------------------------------------------
         244,597  NYC HDC (Contello III)                                        7.000         12/15/2018          257,368
-------------------------------------------------------------------------------------------------------------------------
         873,380  NYC HDC (Court Plaza)                                         6.500         08/15/2017          918,804
-------------------------------------------------------------------------------------------------------------------------
       2,867,439  NYC HDC (East Midtown Plaza)                                  6.500         11/15/2018        3,016,574
-------------------------------------------------------------------------------------------------------------------------
          66,565  NYC HDC (Essex Terrace)                                       6.500         07/15/2018           70,018
-------------------------------------------------------------------------------------------------------------------------
         395,556  NYC HDC (Forest Park Crescent)                                6.500         12/15/2017          416,069


                         32 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                    VALUE
          AMOUNT                                                               COUPON            MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        909,837  NYC HDC (Janel Towers)                                        6.500%         09/15/2017   $     957,148
-------------------------------------------------------------------------------------------------------------------------
         318,525  NYC HDC (Kingsbridge Arms)                                    6.500          08/15/2017         335,092
-------------------------------------------------------------------------------------------------------------------------
       1,412,114  NYC HDC (Lincoln-Amsterdam)                                   7.250          11/15/2018       1,484,640
-------------------------------------------------------------------------------------------------------------------------
       9,690,000  NYC HDC (Multifamily Hsg.)                                    4.650          11/01/2025       9,974,886
-------------------------------------------------------------------------------------------------------------------------
       6,470,000  NYC HDC (Multifamily Hsg.)                                    4.750          11/01/2035       6,515,161
-------------------------------------------------------------------------------------------------------------------------
       8,500,000  NYC HDC (Multifamily Hsg.)                                    5.250          11/01/2030       8,914,460
-------------------------------------------------------------------------------------------------------------------------
       3,000,000  NYC HDC (Multifamily Hsg.), Series A                          5.500          11/01/2034       3,096,000
-------------------------------------------------------------------------------------------------------------------------
      10,470,000  NYC HDC (Multifamily Hsg.), Series A                          5.600          11/01/2042      10,879,377
-------------------------------------------------------------------------------------------------------------------------
         330,000  NYC HDC (Multifamily Hsg.), Series C                          5.700          05/01/2031         341,349
-------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYC HDC (Multifamily Hsg.), Series E                          5.200          11/01/2033       1,017,590
-------------------------------------------------------------------------------------------------------------------------
      11,000,000  NYC HDC (Multifamily Hsg.), Series E-1                        4.950          11/01/2033      11,381,260
-------------------------------------------------------------------------------------------------------------------------
       2,155,000  NYC HDC (Multifamily Hsg.), Series F                          5.200          11/01/2032       2,194,156
-------------------------------------------------------------------------------------------------------------------------
       1,345,000  NYC HDC (Multifamily Hsg.), Series H-2                        5.200          11/01/2038       1,356,755
-------------------------------------------------------------------------------------------------------------------------
       3,400,000  NYC HDC (Multifamily Hsg.), Series H-2                        5.250          05/01/2046       3,427,234
-------------------------------------------------------------------------------------------------------------------------
      15,510,000  NYC HDC (Multifamily Hsg.), Series I-2                        5.200          11/01/2038      15,667,582
-------------------------------------------------------------------------------------------------------------------------
       3,380,000  NYC HDC (Multifamily)                                         4.850          11/01/2025       3,388,957
-------------------------------------------------------------------------------------------------------------------------
       2,685,000  NYC HDC (Multifamily) 4                                       5.000          11/01/2037       2,710,803
-------------------------------------------------------------------------------------------------------------------------
       3,185,000  NYC HDC (Multifamily) 4                                       5.050          11/01/2039       3,220,481
-------------------------------------------------------------------------------------------------------------------------
      15,000,000  NYC HDC (Progress of Peoples Devel.) 4                        4.950          05/15/2036      15,125,100
-------------------------------------------------------------------------------------------------------------------------
         530,835  NYC HDC (Robert Fulton Terrace)                               6.500          12/15/2017         558,438
-------------------------------------------------------------------------------------------------------------------------
         197,469  NYC HDC (Rosalie Manning Apartments)                          7.034          11/15/2018         207,787
-------------------------------------------------------------------------------------------------------------------------
         718,247  NYC HDC (Seaview Towers)                                      6.500          01/15/2018         755,517
-------------------------------------------------------------------------------------------------------------------------
         297,179  NYC HDC (St. Martin Tower)                                    6.500          11/15/2018         312,635
-------------------------------------------------------------------------------------------------------------------------
       1,375,408  NYC HDC (Stevenson Commons)                                   6.500          05/15/2018       1,446,778
-------------------------------------------------------------------------------------------------------------------------
       1,367,085  NYC HDC (Tivoli Towers)                                       6.500          01/15/2018       1,437,298
-------------------------------------------------------------------------------------------------------------------------
         185,706  NYC HDC (Town House West)                                     6.500          01/15/2018         195,225
-------------------------------------------------------------------------------------------------------------------------
         205,171  NYC HDC (Westview Apartments)                                 6.500          10/15/2017         215,840
-------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYC Health & Hospital Corp.                                   5.375          02/15/2026       1,041,170
-------------------------------------------------------------------------------------------------------------------------
       5,875,000  NYC Health & Hospital Corp. RITES 2                           6.951 3        02/15/2020       6,942,605
-------------------------------------------------------------------------------------------------------------------------
       1,165,000  NYC IDA (A Very Special Place)                                5.750          01/01/2029       1,146,034
-------------------------------------------------------------------------------------------------------------------------
         330,000  NYC IDA (A-Lite Vertical Products)                            6.750          11/01/2009         329,195
-------------------------------------------------------------------------------------------------------------------------
       1,330,000  NYC IDA (A-Lite Vertical Products)                            7.500          11/01/2019       1,334,456
-------------------------------------------------------------------------------------------------------------------------
       3,600,000  NYC IDA (Acme Architectural Products)                         6.375          11/01/2019       3,339,576
-------------------------------------------------------------------------------------------------------------------------
      29,825,000  NYC IDA (Airis JFK I/JFK International Airport)               5.500          07/01/2028      30,042,723
-------------------------------------------------------------------------------------------------------------------------
      20,745,000  NYC IDA (Airis JFK I/JFK International Airport)               6.000          07/01/2027      21,113,639
-------------------------------------------------------------------------------------------------------------------------
       1,035,000  NYC IDA (ALA Realty)                                          7.500          12/01/2010       1,063,649
-------------------------------------------------------------------------------------------------------------------------
       1,450,000  NYC IDA (ALA Realty)                                          8.375          12/01/2015       1,499,851
-------------------------------------------------------------------------------------------------------------------------
         305,000  NYC IDA (Allied Metal)                                        6.375          12/01/2014         310,578
-------------------------------------------------------------------------------------------------------------------------
         940,000  NYC IDA (Allied Metal)                                        7.125          12/01/2027         967,260
-------------------------------------------------------------------------------------------------------------------------
       3,325,000  NYC IDA (Amboy Properties)                                    6.750          06/01/2020       3,264,651
-------------------------------------------------------------------------------------------------------------------------
       2,595,000  NYC IDA (American Airlines)                                   5.400          07/01/2019       1,895,933


                         33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                    VALUE
          AMOUNT                                                                COUPON          MATURITY       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     29,935,000  NYC IDA (American Airlines)                                    5.400%       07/01/2020   $   21,569,664
-------------------------------------------------------------------------------------------------------------------------
      38,410,000  NYC IDA (American Airlines)                                    6.900        08/01/2024       31,455,485
-------------------------------------------------------------------------------------------------------------------------
     331,800,000  NYC IDA (American Airlines)                                    8.500        08/01/2028      354,183,228
-------------------------------------------------------------------------------------------------------------------------
         485,000  NYC IDA (Atlantic Paste & Glue Company)                        6.000        11/01/2007          486,455
-------------------------------------------------------------------------------------------------------------------------
       4,620,000  NYC IDA (Atlantic Paste & Glue Company)                        6.625        11/01/2019        4,710,136
-------------------------------------------------------------------------------------------------------------------------
       1,160,000  NYC IDA (Atlantic Veal & Lamb)                                 8.375        12/01/2016        1,212,281
-------------------------------------------------------------------------------------------------------------------------
         535,000  NYC IDA (Baco Enterprises)                                     7.500        11/01/2011          556,170
-------------------------------------------------------------------------------------------------------------------------
       1,685,000  NYC IDA (Baco Enterprises)                                     8.500        11/01/2021        1,791,812
-------------------------------------------------------------------------------------------------------------------------
         155,000  NYC IDA (Bark Frameworks)                                      6.000        11/01/2007          152,621
-------------------------------------------------------------------------------------------------------------------------
       1,500,000  NYC IDA (Bark Frameworks)                                      6.750        11/01/2019        1,426,815
-------------------------------------------------------------------------------------------------------------------------
      10,705,000  NYC IDA (Berkeley Carroll School)                              6.100        11/01/2028       10,537,039
-------------------------------------------------------------------------------------------------------------------------
       5,500,000  NYC IDA (Beth Abraham Health Services)                         6.500        02/15/2022        5,893,360
-------------------------------------------------------------------------------------------------------------------------
       1,035,000  NYC IDA (Beth Abraham Health Services)                         6.500        11/15/2027        1,105,038
-------------------------------------------------------------------------------------------------------------------------
       4,220,000  NYC IDA (Beth Abraham Health Services)                         6.500        11/15/2034        4,477,336
-------------------------------------------------------------------------------------------------------------------------
      31,815,000  NYC IDA (British Airways)                                      5.250        12/01/2032       27,917,981
-------------------------------------------------------------------------------------------------------------------------
      21,470,000  NYC IDA (British Airways)                                      7.625        12/01/2032       23,208,855
-------------------------------------------------------------------------------------------------------------------------
      85,175,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)             5.650        10/01/2028       85,486,741
-------------------------------------------------------------------------------------------------------------------------
     143,510,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)             5.750        10/01/2036      144,495,914
-------------------------------------------------------------------------------------------------------------------------
      21,050,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)             6.200        10/01/2022       22,437,406
-------------------------------------------------------------------------------------------------------------------------
      16,000,000  NYC IDA (Calhoun School)                                       6.625        12/01/2034       16,960,800
-------------------------------------------------------------------------------------------------------------------------
       2,235,000  NYC IDA (Chardan Corp.)                                        7.750        11/01/2020        2,238,554
-------------------------------------------------------------------------------------------------------------------------
       2,500,000  NYC IDA (College of Aeronautics)                               5.450        05/01/2018        2,562,850
-------------------------------------------------------------------------------------------------------------------------
       9,600,000  NYC IDA (College of Aeronautics)                               5.500        05/01/2028        9,722,784
-------------------------------------------------------------------------------------------------------------------------
       2,505,000  NYC IDA (College of New Rochelle)                              5.750        09/01/2017        2,612,515
-------------------------------------------------------------------------------------------------------------------------
       2,900,000  NYC IDA (College of New Rochelle)                              5.800        09/01/2026        3,028,412
-------------------------------------------------------------------------------------------------------------------------
       2,040,000  NYC IDA (Community Hospital of Brooklyn)                       6.875        11/01/2010        2,056,055
-------------------------------------------------------------------------------------------------------------------------
       1,490,000  NYC IDA (Comprehensive Care Management)                        6.000        05/01/2026        1,506,807
-------------------------------------------------------------------------------------------------------------------------
       3,145,000  NYC IDA (Comprehensive Care Management)                        6.125        11/01/2035        3,181,702
-------------------------------------------------------------------------------------------------------------------------
       3,975,000  NYC IDA (Comprehensive Care Management)                        6.375        11/01/2028        4,054,739
-------------------------------------------------------------------------------------------------------------------------
       1,575,000  NYC IDA (Comprehensive Care Management)                        6.375        11/01/2028        1,590,451
-------------------------------------------------------------------------------------------------------------------------
       1,770,000  NYC IDA (Comprehensive Care Management)                        7.875        12/01/2016        1,854,606
-------------------------------------------------------------------------------------------------------------------------
       1,110,000  NYC IDA (Comprehensive Care Management)                        8.000        12/01/2011        1,123,220
-------------------------------------------------------------------------------------------------------------------------
       1,500,000  NYC IDA (Continental Airlines)                                 7.250        11/01/2008        1,491,855
-------------------------------------------------------------------------------------------------------------------------
       4,685,000  NYC IDA (Continental Airlines)                                 8.375        11/01/2016        4,797,534
-------------------------------------------------------------------------------------------------------------------------
         380,000  NYC IDA (Dioni)                                                6.000        11/01/2007          383,587
-------------------------------------------------------------------------------------------------------------------------
       3,600,000  NYC IDA (Dioni)                                                6.625        11/01/2019        3,715,380
-------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYC IDA (Eger Harbor House)                                    5.875        05/20/2044        1,107,050
-------------------------------------------------------------------------------------------------------------------------
       5,500,000  NYC IDA (Family Support Systems)                               7.500        11/01/2034        5,627,380
-------------------------------------------------------------------------------------------------------------------------
       7,315,000  NYC IDA (Friends Seminary School)                              7.125        09/15/2031        7,882,425
-------------------------------------------------------------------------------------------------------------------------
       3,280,000  NYC IDA (Gabrielli Truck Sales)                                8.125        12/01/2017        3,457,678
-------------------------------------------------------------------------------------------------------------------------
       2,265,000  NYC IDA (Gateway School of NY)                                 6.500        11/01/2019        2,414,037


                         34 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                    VALUE
          AMOUNT                                                               COUPON            MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     14,350,000  NYC IDA (General Motors Corp.)                                5.125%         12/30/2023   $   9,457,081
-------------------------------------------------------------------------------------------------------------------------
       1,900,000  NYC IDA (Global Country World Peace)                          7.250          11/01/2025       1,898,727
-------------------------------------------------------------------------------------------------------------------------
       1,800,000  NYC IDA (Global Country World Peace)                          7.250          11/01/2025       1,798,794
-------------------------------------------------------------------------------------------------------------------------
       2,175,000  NYC IDA (Good Shepherd Services)                              5.875          06/01/2014       2,234,987
-------------------------------------------------------------------------------------------------------------------------
         335,000  NYC IDA (Herbert G. Birch Childhood Project)                  7.375          02/01/2009         338,293
-------------------------------------------------------------------------------------------------------------------------
       2,195,000  NYC IDA (Herbert G. Birch Childhood Project)                  8.375          02/01/2022       2,283,305
-------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYC IDA (Independent Living Assoc.)                           6.200          07/01/2020       1,001,630
-------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYC IDA (Institute of International Education)                5.250          09/01/2021       1,051,650
-------------------------------------------------------------------------------------------------------------------------
       3,000,000  NYC IDA (Institute of International Education)                5.250          09/01/2031       3,134,940
-------------------------------------------------------------------------------------------------------------------------
       1,605,000  NYC IDA (Julia Gray)                                          7.500          11/01/2020       1,645,879
-------------------------------------------------------------------------------------------------------------------------
         830,000  NYC IDA (Just Bagels Manufacturing)                           8.500          11/01/2016         892,200
-------------------------------------------------------------------------------------------------------------------------
       1,030,000  NYC IDA (Just Bagels Manufacturing)                           8.750          11/01/2026       1,110,834
-------------------------------------------------------------------------------------------------------------------------
       1,675,000  NYC IDA (Koenig Iron Works)                                   8.375          12/01/2025       1,747,544
-------------------------------------------------------------------------------------------------------------------------
       1,150,000  NYC IDA (L&M Optical Disc)                                    7.125          11/01/2010       1,154,600
-------------------------------------------------------------------------------------------------------------------------
       4,500,000  NYC IDA (Liberty-7 World Trade Center) 2                      6.750          03/01/2015       4,728,105
-------------------------------------------------------------------------------------------------------------------------
      16,600,000  NYC IDA (Liberty-IAC/Interactive Corp.)                       5.000          09/01/2035      16,451,762
-------------------------------------------------------------------------------------------------------------------------
       3,025,000  NYC IDA (Little Red Schoolhouse)                              6.750          11/01/2018       3,160,097
-------------------------------------------------------------------------------------------------------------------------
         390,000  NYC IDA
                  (Lucky Polyethylene Manufacturing Company)                    7.000          11/01/2009         382,649
-------------------------------------------------------------------------------------------------------------------------
       2,995,000  NYC IDA
                  (Lucky Polyethylene Manufacturing Company)                    7.800          11/01/2024       2,921,652
-------------------------------------------------------------------------------------------------------------------------
       2,000,000  NYC IDA (Lycee Francais De New York)                          5.375          06/01/2023       2,086,680
-------------------------------------------------------------------------------------------------------------------------
      23,000,000  NYC IDA (Magen David Yeshivah)                                5.700          06/15/2027      24,657,610
-------------------------------------------------------------------------------------------------------------------------
         680,000  NYC IDA (Marymount School of NY)                              5.125          09/01/2021         702,590
-------------------------------------------------------------------------------------------------------------------------
       3,960,000  NYC IDA (Marymount School of NY)                              5.250          09/01/2031       4,155,545
-------------------------------------------------------------------------------------------------------------------------
      19,335,000  NYC IDA (MediSys Health Network)                              6.250          03/15/2024      18,043,035
-------------------------------------------------------------------------------------------------------------------------
       1,690,000  NYC IDA (Mesorah Publications)                                6.450          02/01/2011       1,715,130
-------------------------------------------------------------------------------------------------------------------------
       4,790,000  NYC IDA (Mesorah Publications)                                6.950          02/01/2021       4,801,831
-------------------------------------------------------------------------------------------------------------------------
       3,400,000  NYC IDA (Metropolitan College of New York)                    5.750          03/01/2020       3,336,794
-------------------------------------------------------------------------------------------------------------------------
       2,275,000  NYC IDA (Morrisons Pastry)                                    6.500          11/01/2019       2,282,712
-------------------------------------------------------------------------------------------------------------------------
          25,000  NYC IDA (New York University)                                 5.000          07/01/2041          25,634
-------------------------------------------------------------------------------------------------------------------------
       3,945,000  NYC IDA (NY Hostel Company)                                   7.600          01/01/2017       4,000,388
-------------------------------------------------------------------------------------------------------------------------
         475,000  NYC IDA (NYC Outward Bound Center)                            7.250          11/01/2010         477,570
-------------------------------------------------------------------------------------------------------------------------
         290,000  NYC IDA (Paradise Products)                                   7.125          11/01/2007         294,385
-------------------------------------------------------------------------------------------------------------------------
       4,475,000  NYC IDA (Paradise Products)                                   8.250          11/01/2022       4,693,291
-------------------------------------------------------------------------------------------------------------------------
         470,000  NYC IDA (Petrocelli Electric)                                 7.250          11/01/2007         479,560
-------------------------------------------------------------------------------------------------------------------------
         170,000  NYC IDA (Petrocelli Electric)                                 7.250          11/01/2008         174,248
-------------------------------------------------------------------------------------------------------------------------
       3,780,000  NYC IDA (Petrocelli Electric)                                 8.000          11/01/2017       3,938,836
-------------------------------------------------------------------------------------------------------------------------
         940,000  NYC IDA (Petrocelli Electric)                                 8.000          11/01/2018         988,184
-------------------------------------------------------------------------------------------------------------------------
       6,360,000  NYC IDA (Polytechnic University)                              6.000          11/01/2020       6,343,909
-------------------------------------------------------------------------------------------------------------------------
      34,050,000  NYC IDA (Polytechnic University)                              6.125          11/01/2030      34,046,595
-------------------------------------------------------------------------------------------------------------------------
       2,455,000  NYC IDA (Pop Display)                                         7.900          12/30/2014       2,482,373


                         35 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                    VALUE
          AMOUNT                                                               COUPON           MATURITY       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      2,240,000  NYC IDA (Precision Gear)                                      6.375%        11/01/2024   $    2,269,994
-------------------------------------------------------------------------------------------------------------------------
       1,910,000  NYC IDA (Precision Gear)                                      6.375         11/01/2024        1,935,575
-------------------------------------------------------------------------------------------------------------------------
         930,000  NYC IDA (Precision Gear)                                      7.625         11/01/2024        1,000,271
-------------------------------------------------------------------------------------------------------------------------
       4,100,000  NYC IDA (PSCH)                                                6.375         07/01/2033        4,381,219
-------------------------------------------------------------------------------------------------------------------------
       6,800,000  NYC IDA (Reece School)                                        7.500         12/01/2037        6,836,244
-------------------------------------------------------------------------------------------------------------------------
       2,300,000  NYC IDA (Reece School)                                        7.500         12/01/2037        2,301,219
-------------------------------------------------------------------------------------------------------------------------
       2,615,000  NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                  6.250         11/01/2014        2,504,856
-------------------------------------------------------------------------------------------------------------------------
       8,595,000  NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                  6.750         11/01/2028        8,035,036
-------------------------------------------------------------------------------------------------------------------------
       1,030,000  NYC IDA (Sahadi Fine Foods)                                   6.250         11/01/2009        1,035,006
-------------------------------------------------------------------------------------------------------------------------
       4,085,000  NYC IDA (Sahadi Fine Foods)                                   6.750         11/01/2019        4,058,284
-------------------------------------------------------------------------------------------------------------------------
       4,380,000  NYC IDA (Showman Fabricators)                                 7.500         11/01/2028        4,431,334
-------------------------------------------------------------------------------------------------------------------------
       3,420,000  NYC IDA (South Bronx Overall Economic Devel.)                 8.625         12/01/2025        3,522,463
-------------------------------------------------------------------------------------------------------------------------
       1,625,000  NYC IDA (Special Needs Facilities Pooled Program)             4.750         07/01/2020        1,642,973
-------------------------------------------------------------------------------------------------------------------------
       4,255,000  NYC IDA (Special Needs Facilities Pooled Program)             6.650         07/01/2023        4,145,732
-------------------------------------------------------------------------------------------------------------------------
         345,000  NYC IDA (Special Needs Facilities Pooled Program)             7.125         08/01/2006          348,177
-------------------------------------------------------------------------------------------------------------------------
       7,010,000  NYC IDA (Special Needs Facilities Pooled Program)             7.875         08/01/2025        7,530,773
-------------------------------------------------------------------------------------------------------------------------
       5,115,000  NYC IDA (St. Bernard's School)                                7.000         12/01/2021        5,333,411
-------------------------------------------------------------------------------------------------------------------------
       1,550,000  NYC IDA (St. Francis College)                                 5.000         10/01/2034        1,587,975
-------------------------------------------------------------------------------------------------------------------------
          10,000  NYC IDA (Staten Island University Hospital)                   6.375         07/01/2031           10,183
-------------------------------------------------------------------------------------------------------------------------
       4,530,000  NYC IDA (Staten Island University Hospital)                   6.375         07/01/2031        4,613,035
-------------------------------------------------------------------------------------------------------------------------
       1,490,000  NYC IDA (Staten Island University Hospital)                   6.450         07/01/2032        1,536,145
-------------------------------------------------------------------------------------------------------------------------
         585,000  NYC IDA (Streamline Plastics)                                 7.750         12/01/2015          592,798
-------------------------------------------------------------------------------------------------------------------------
       1,275,000  NYC IDA (Streamline Plastics)                                 8.125         12/01/2025        1,301,877
-------------------------------------------------------------------------------------------------------------------------
         523,350  NYC IDA (Summit School)                                       8.250         12/01/2024          534,168
-------------------------------------------------------------------------------------------------------------------------
         955,000  NYC IDA (Surprise Plastics)                                   7.500         11/01/2013          917,545
-------------------------------------------------------------------------------------------------------------------------
       2,480,000  NYC IDA (Surprise Plastics)                                   8.500         11/01/2023        2,395,035
-------------------------------------------------------------------------------------------------------------------------
       5,245,000  NYC IDA (Terminal One Group Assoc.)                           5.500         01/01/2020        5,622,220
-------------------------------------------------------------------------------------------------------------------------
       7,750,000  NYC IDA (Terminal One Group Assoc.)                           5.500         01/01/2021        8,300,948
-------------------------------------------------------------------------------------------------------------------------
      11,390,000  NYC IDA (Terminal One Group Assoc.)                           5.500         01/01/2024       12,171,468
-------------------------------------------------------------------------------------------------------------------------
       4,050,000  NYC IDA (Terminal One Group Assoc.)                           6.000         01/01/2015        4,055,792
-------------------------------------------------------------------------------------------------------------------------
      26,105,000  NYC IDA (Terminal One Group Assoc.)                           6.000         01/01/2019       26,142,330
-------------------------------------------------------------------------------------------------------------------------
         210,000  NYC IDA (Terminal One Group Assoc.)                           6.100         01/01/2009          210,315
-------------------------------------------------------------------------------------------------------------------------
      11,265,000  NYC IDA (Terminal One Group Assoc.)                           6.125         01/01/2024       11,282,010
-------------------------------------------------------------------------------------------------------------------------
         380,000  NYC IDA (The Bank Street College)                             5.250         12/01/2021          404,920
-------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYC IDA (The Bank Street College)                             5.250         12/01/2030        1,054,570
-------------------------------------------------------------------------------------------------------------------------
      10,000,000  NYC IDA (The Child School)                                    7.550         06/01/2033       10,593,400
-------------------------------------------------------------------------------------------------------------------------
         375,000  NYC IDA (Therapy & Learning Center)                           7.500         10/01/2011          401,051
-------------------------------------------------------------------------------------------------------------------------
       3,735,000  NYC IDA (Therapy & Learning Center)                           8.250         10/01/2031        4,045,304
-------------------------------------------------------------------------------------------------------------------------
         300,000  NYC IDA (THR Products Corp.)                                  7.250         11/01/2010          307,131
-------------------------------------------------------------------------------------------------------------------------
       1,085,000  NYC IDA (THR Products Corp.)                                  8.250         11/01/2020        1,138,100
-------------------------------------------------------------------------------------------------------------------------
       4,325,000  NYC IDA (Touro College)                                       6.350         06/01/2029        4,461,238


                         36 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                      VALUE
          AMOUNT                                                               COUPON             MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      4,485,000  NYC IDA (Ulano)                                               6.900%          11/01/2019    $   4,444,904
---------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYC IDA (United Nations School)                               6.350           12/01/2015        1,031,370
---------------------------------------------------------------------------------------------------------------------------
         950,000  NYC IDA (Urban Health Plan)                                   6.250           09/15/2009          970,853
---------------------------------------------------------------------------------------------------------------------------
       9,830,000  NYC IDA (Urban Health Plan)                                   7.050           09/15/2026       10,181,521
---------------------------------------------------------------------------------------------------------------------------
       3,640,000  NYC IDA (Urban Resource Institute)                            7.375           11/01/2033        3,852,576
---------------------------------------------------------------------------------------------------------------------------
          40,000  NYC IDA (Utleys)                                              6.625           11/01/2006           39,866
---------------------------------------------------------------------------------------------------------------------------
       1,335,000  NYC IDA (Utleys)                                              7.375           11/01/2023        1,316,670
---------------------------------------------------------------------------------------------------------------------------
         365,000  NYC IDA (Van Blarcom Closures)                                7.125           11/01/2007          373,771
---------------------------------------------------------------------------------------------------------------------------
       2,965,000  NYC IDA (Van Blarcom Closures)                                8.000           11/01/2017        3,134,272
---------------------------------------------------------------------------------------------------------------------------
      20,800,000  NYC IDA (Visy Paper)                                          7.800           01/01/2016       21,299,408
---------------------------------------------------------------------------------------------------------------------------
      70,500,000  NYC IDA (Visy Paper)                                          7.950           01/01/2028       72,825,795
---------------------------------------------------------------------------------------------------------------------------
       1,930,000  NYC IDA (Vocational Instruction)                              7.750           02/01/2033        1,886,286
---------------------------------------------------------------------------------------------------------------------------
         505,000  NYC IDA (W & W Jewelers)                                      7.250           02/01/2011          522,271
---------------------------------------------------------------------------------------------------------------------------
       1,555,000  NYC IDA (W & W Jewelers)                                      8.250           02/01/2021        1,646,605
---------------------------------------------------------------------------------------------------------------------------
       5,930,000  NYC IDA (Weizmann Institute)                                  5.900           11/01/2034        6,073,980
---------------------------------------------------------------------------------------------------------------------------
       2,900,000  NYC IDA (Weizmann Institute)                                  5.900           11/01/2034        2,912,586
---------------------------------------------------------------------------------------------------------------------------
       3,370,000  NYC IDA (Westchester Square Medical Center)                   8.000           11/01/2010        3,469,415
---------------------------------------------------------------------------------------------------------------------------
       6,160,000  NYC IDA (Westchester Square Medical Center)                   8.375           11/01/2015        6,402,026
---------------------------------------------------------------------------------------------------------------------------
       1,660,000  NYC IDA (World Casing Corp.)                                  6.700           11/01/2019        1,543,501
---------------------------------------------------------------------------------------------------------------------------
       9,000,000  NYC IDA Special Facilities (JFK International
                  Airport)                                                      8.000           08/01/2012        9,414,630
---------------------------------------------------------------------------------------------------------------------------
          65,000  NYC Municipal Water Finance Authority                         5.000           06/15/2029           67,144
---------------------------------------------------------------------------------------------------------------------------
          50,000  NYC Municipal Water Finance Authority                         5.000           06/15/2029           51,649
---------------------------------------------------------------------------------------------------------------------------
       5,000,000  NYC Municipal Water Finance Authority                         5.000           06/15/2031        5,231,950
---------------------------------------------------------------------------------------------------------------------------
      39,985,000  NYC Municipal Water Finance Authority                         5.000           06/15/2034       41,392,872
---------------------------------------------------------------------------------------------------------------------------
      11,565,000  NYC Municipal Water Finance Authority                         5.000           06/15/2035       12,013,144
---------------------------------------------------------------------------------------------------------------------------
       3,000,000  NYC Municipal Water Finance Authority                         5.000           06/15/2035        3,116,220
---------------------------------------------------------------------------------------------------------------------------
         200,000  NYC Municipal Water Finance Authority                         5.000           06/15/2035          206,976
---------------------------------------------------------------------------------------------------------------------------
         850,000  NYC Municipal Water Finance Authority                         5.000           06/15/2038          884,757
---------------------------------------------------------------------------------------------------------------------------
         820,000  NYC Municipal Water Finance Authority                         5.125           06/15/2031          852,341
---------------------------------------------------------------------------------------------------------------------------
          30,000  NYC Municipal Water Finance Authority                         5.125           06/15/2032           31,298
---------------------------------------------------------------------------------------------------------------------------
          30,000  NYC Municipal Water Finance Authority                         5.125           06/15/2033           31,560
---------------------------------------------------------------------------------------------------------------------------
          25,000  NYC Municipal Water Finance Authority                         5.125           06/15/2033           25,911
---------------------------------------------------------------------------------------------------------------------------
      20,545,000  NYC Municipal Water Finance Authority                         5.125           06/15/2034       21,435,009
---------------------------------------------------------------------------------------------------------------------------
         650,000  NYC Municipal Water Finance Authority                         5.250           06/15/2034          685,464
---------------------------------------------------------------------------------------------------------------------------
         530,000  NYC Municipal Water Finance Authority                         5.400 1         06/15/2019          275,971
---------------------------------------------------------------------------------------------------------------------------
         335,000  NYC Municipal Water Finance Authority                         5.500           06/15/2033          360,138
---------------------------------------------------------------------------------------------------------------------------
      12,750,000  NYC Municipal Water Finance Authority DRIVERS 2               8.519 3         06/15/2013       14,739,510
---------------------------------------------------------------------------------------------------------------------------
       2,930,000  NYC Municipal Water Finance Authority RITES 2                 6.846 3         06/15/2032        3,259,098
---------------------------------------------------------------------------------------------------------------------------
       2,500,000  NYC Municipal Water Finance Authority RITES 2                 6.915 3         06/15/2029        2,800,350
---------------------------------------------------------------------------------------------------------------------------
       7,850,000  NYC Municipal Water Finance Authority RITES 2                 6.915 3         06/15/2034        8,785,563
---------------------------------------------------------------------------------------------------------------------------
      14,425,000  NYC Municipal Water Finance Authority RITES 2                 6.939 3         06/15/2026       16,356,219


                         37 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                              COUPON               MATURITY       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      2,805,000  NYC Municipal Water Finance Authority RITES 2                 6.962% 3         06/15/2027   $    3,194,839
----------------------------------------------------------------------------------------------------------------------------
      11,210,000  NYC Municipal Water Finance Authority RITES 2                 7.346 3          06/15/2032       12,875,133
----------------------------------------------------------------------------------------------------------------------------
       3,555,000  NYC Municipal Water Finance Authority RITES 2                 7.415 3          06/15/2021        4,047,865
----------------------------------------------------------------------------------------------------------------------------
       5,000,000  NYC Municipal Water Finance Authority RITES 2                 7.415 3          06/15/2030        5,626,800
----------------------------------------------------------------------------------------------------------------------------
      18,240,000  NYC Municipal Water Finance Authority RITES 2                 7.451 3          06/15/2030       20,526,566
----------------------------------------------------------------------------------------------------------------------------
       4,030,000  NYC Municipal Water Finance Authority RITES 2                 7.462 3          06/15/2030        4,535,201
----------------------------------------------------------------------------------------------------------------------------
       5,000,000  NYC Municipal Water Finance Authority RITES 2                 7.462 3          06/15/2030        5,626,800
----------------------------------------------------------------------------------------------------------------------------
      17,300,000  NYC Municipal Water Finance Authority RITES 2                 8.915 3          06/15/2033       22,492,768
----------------------------------------------------------------------------------------------------------------------------
      11,860,000  NYC Municipal Water Finance Authority RITES 2                 8.980 3          06/15/2034       13,530,125
----------------------------------------------------------------------------------------------------------------------------
       4,500,000  NYC Municipal Water Finance Authority RITES 2                 8.980 3          06/15/2038        5,104,800
----------------------------------------------------------------------------------------------------------------------------
       6,875,000  NYC Municipal Water Finance Authority ROLs 2                  8.968 3          06/15/2031        8,150,725
----------------------------------------------------------------------------------------------------------------------------
      16,675,000  NYC Municipal Water Finance Authority ROLs 2                  8.968 3          06/15/2036       19,360,009
----------------------------------------------------------------------------------------------------------------------------
      10,025,000  NYC Municipal Water Finance Authority ROLs 2                  8.968 3          06/15/2037       11,680,529
----------------------------------------------------------------------------------------------------------------------------
       7,875,000  NYC Municipal Water Finance Authority ROLs 2                  8.968 3          06/15/2039        9,014,828
----------------------------------------------------------------------------------------------------------------------------
       4,935,000  NYC Municipal Water Finance Authority ROLs 2                  8.968 3          06/15/2039        5,733,977
----------------------------------------------------------------------------------------------------------------------------
       4,500,000  NYC Municipal Water Finance Authority ROLs 2                  8.988 3          06/15/2039        5,213,430
----------------------------------------------------------------------------------------------------------------------------
       2,150,000  NYC Transitional Finance Authority RITES 2                    6.951 3          08/15/2027        2,468,329
----------------------------------------------------------------------------------------------------------------------------
          50,000  NYC Trust for Cultural Resources
                  (Museum of American Folk Art)                                 6.125            07/01/2030           54,209
----------------------------------------------------------------------------------------------------------------------------
      18,233,061  NYS Certificate of Lease 2                                    5.875            01/02/2023       18,850,980
----------------------------------------------------------------------------------------------------------------------------
       1,690,000  NYS DA (4201 Schools Program)                                 6.250            07/01/2020        1,874,142
----------------------------------------------------------------------------------------------------------------------------
         350,000  NYS DA (Augustana Lutheran Home)                              5.400            02/01/2031          373,559
----------------------------------------------------------------------------------------------------------------------------
       1,500,000  NYS DA (Augustana Lutheran Home)                              5.500            02/01/2041        1,595,820
----------------------------------------------------------------------------------------------------------------------------
         195,000  NYS DA (Bishop Henry B. Hucles Nursing Home)                  6.000            07/01/2024          201,057
----------------------------------------------------------------------------------------------------------------------------
      14,360,000  NYS DA (Buena Vida Nursing Home)                              5.250            07/01/2028       14,904,100
----------------------------------------------------------------------------------------------------------------------------
       8,435,000  NYS DA (Center for Nursing)                                   5.550            08/01/2037        8,993,819
----------------------------------------------------------------------------------------------------------------------------
       2,905,000  NYS DA (Chapel Oaks)                                          5.450            07/01/2026        3,030,264
----------------------------------------------------------------------------------------------------------------------------
           5,000  NYS DA (City University)                                      5.000            07/01/2023            5,225
----------------------------------------------------------------------------------------------------------------------------
       1,895,000  NYS DA (City University)                                      5.250            07/01/2031        2,062,158
----------------------------------------------------------------------------------------------------------------------------
       2,500,000  NYS DA (Concord Nursing Home)                                 6.500            07/01/2029        2,713,700
----------------------------------------------------------------------------------------------------------------------------
       1,250,000  NYS DA (D'Youville College)                                   5.250            07/01/2025        1,330,413
----------------------------------------------------------------------------------------------------------------------------
         525,000  NYS DA (Dept. of Health)                                      5.500            07/01/2021          545,522
----------------------------------------------------------------------------------------------------------------------------
          20,000  NYS DA (Ellis Hospital)                                       5.600            08/01/2025           20,435
----------------------------------------------------------------------------------------------------------------------------
       6,480,000  NYS DA (Frances Schervier Home
                  & Hospital Obligated Group)                                   5.500            07/01/2027        6,780,866
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYS DA (Grace Manor Health Care Facility)                     6.150            07/01/2018        1,033,690
----------------------------------------------------------------------------------------------------------------------------
       3,970,000  NYS DA (Hospital Special Surgery)                             5.000            08/15/2033        4,145,712
----------------------------------------------------------------------------------------------------------------------------
     140,915,000  NYS DA (Insured Hospital)                                     5.530 1          08/15/2036       27,639,068
----------------------------------------------------------------------------------------------------------------------------
      38,650,000  NYS DA (Interfaith Medical Center)                            5.400            02/15/2028       40,068,069
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYS DA (Jones Memorial Hospital)                              5.375            08/01/2034        1,054,330
----------------------------------------------------------------------------------------------------------------------------
      10,300,000  NYS DA (Kaleida Health)                                       5.050            02/15/2025       10,776,375
----------------------------------------------------------------------------------------------------------------------------
       3,450,000  NYS DA (L.I. University)                                      5.125            09/01/2023        3,585,482


                         38 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                               COUPON             MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      1,410,000  NYS DA (L.I. University)                                      5.250%          09/01/2028     $   1,475,593
----------------------------------------------------------------------------------------------------------------------------
         235,000  NYS DA (L.I. University)                                      5.250           09/01/2028           247,556
----------------------------------------------------------------------------------------------------------------------------
       1,585,000  NYS DA (L.I. University)                                      5.500           09/01/2020         1,705,904
----------------------------------------------------------------------------------------------------------------------------
          20,000  NYS DA (Lakeside Memorial Hospital)                           6.000           02/01/2021            20,241
----------------------------------------------------------------------------------------------------------------------------
       1,700,000  NYS DA (Lenox Hill Hospital Obligated Group)                  5.375           07/01/2020         1,717,170
----------------------------------------------------------------------------------------------------------------------------
       9,415,000  NYS DA (Lutheran Social Services of Upstate NY)
                  RITES 2                                                       6.238 3         02/01/2038        10,369,775
----------------------------------------------------------------------------------------------------------------------------
       3,115,000  NYS DA (Menorah Home & Hospital) RITES 2                      7.328 3         08/01/2038         3,698,377
----------------------------------------------------------------------------------------------------------------------------
       5,825,000  NYS DA (Menorah Home) RITES 2                                 7.515 3         08/01/2038         6,748,263
----------------------------------------------------------------------------------------------------------------------------
       3,660,000  NYS DA (Mental Health)                                        5.000           02/15/2033         3,776,900
----------------------------------------------------------------------------------------------------------------------------
       2,750,000  NYS DA (Mental Health)                                        5.000           02/15/2035         2,869,625
----------------------------------------------------------------------------------------------------------------------------
      14,400,000  NYS DA (Mental Health)                                        5.000           02/15/2035        14,960,592
----------------------------------------------------------------------------------------------------------------------------
       4,625,000  NYS DA (Mental Health) RITES 2                                6.962 3         02/15/2023         5,488,118
----------------------------------------------------------------------------------------------------------------------------
       3,770,000  NYS DA (Millard Fillmore Hospital)                            5.375           02/01/2032         3,926,267
----------------------------------------------------------------------------------------------------------------------------
       6,860,000  NYS DA (Miriam Osborn Memorial Home Assoc,)                   6.875           07/01/2025         7,699,938
----------------------------------------------------------------------------------------------------------------------------
       4,125,000  NYS DA (Miriam Osborn Memorial Home Assoc.)                   6.375           07/01/2029         4,511,678
----------------------------------------------------------------------------------------------------------------------------
       2,430,000  NYS DA (Miriam Osborn Memorial Home Assoc.)                   6.875           07/01/2019         2,727,529
----------------------------------------------------------------------------------------------------------------------------
       5,000,000  NYS DA (Montefiore Medical Center)                            5.000           02/01/2028         5,228,200
----------------------------------------------------------------------------------------------------------------------------
       8,600,000  NYS DA (Montefiore Medical Center)                            5.000           08/01/2033         8,959,824
----------------------------------------------------------------------------------------------------------------------------
       2,375,000  NYS DA (Montefiore Medical) RITES 2                           8.915 3         08/01/2038         3,010,788
----------------------------------------------------------------------------------------------------------------------------
       6,400,000  NYS DA (MSH/NYU Hospital Center/
                  HJDOI Obligated Group)                                        5.500           07/01/2026         6,482,624
----------------------------------------------------------------------------------------------------------------------------
       6,800,000  NYS DA (MSH/NYU Hospital Center/
                  HJDOI Obligated Group)                                        6.000           07/01/2014         7,207,320
----------------------------------------------------------------------------------------------------------------------------
       3,000,000  NYS DA (MSH/NYU Hospital Center/
                  HJDOI Obligated Group)                                        6.500           07/01/2017         3,228,570
----------------------------------------------------------------------------------------------------------------------------
      27,420,000  NYS DA (MSH/NYU Hospital Center/
                  HJDOI Obligated Group)                                        6.500           07/01/2025        29,205,590
----------------------------------------------------------------------------------------------------------------------------
       8,820,000  NYS DA (MSH/NYU Hospital Center/
                  HJDOI Obligated Group)                                        6.625           07/01/2019         9,523,130
----------------------------------------------------------------------------------------------------------------------------
      15,000,000  NYS DA (MSH/NYU Hospital Center/
                  HJDOI Obligated Group)                                        6.750           07/01/2020        16,270,800
----------------------------------------------------------------------------------------------------------------------------
       5,000,000  NYS DA (Mt. Sinai/NYU Health)                                 5.500           07/01/2026         5,064,550
----------------------------------------------------------------------------------------------------------------------------
       2,850,000  NYS DA (Municipal Health Facilities) RITES 2                  6.962 3         01/15/2023         3,414,756
----------------------------------------------------------------------------------------------------------------------------
       4,665,000  NYS DA (North Shore Long Island Jewish Group)                 5.500           05/01/2033         4,925,074
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYS DA (Norwegian Christian Home & Health Center)             5.200           08/01/2036         1,047,450
----------------------------------------------------------------------------------------------------------------------------
       2,000,000  NYS DA (Norwegian Christian Home & Health Center)             6.100           08/01/2041         2,245,640
----------------------------------------------------------------------------------------------------------------------------
       6,200,000  NYS DA (Nursing Home)                                         4.900           02/15/2041         6,291,264
----------------------------------------------------------------------------------------------------------------------------
       7,600,000  NYS DA (Nursing Home)                                         4.950           02/15/2045         7,751,164
----------------------------------------------------------------------------------------------------------------------------
       4,215,000  NYS DA (Nursing Homes)                                        5.200           02/01/2032         4,466,130
----------------------------------------------------------------------------------------------------------------------------
         390,000  NYS DA (NY & Presbyterian Hospital)                           5.000           08/01/2032           403,291


                         39 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                         VALUE
          AMOUNT                                                                  COUPON           MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      6,950,000  NYS DA (NY Hospital Medical Center)                              5.600%        02/15/2039     $    7,472,779
------------------------------------------------------------------------------------------------------------------------------
       1,727,525  NYS DA (Our Lady of Mercy Medical Center)
                  Computer Lease 2                                                 6.200         08/15/2006          1,721,634
------------------------------------------------------------------------------------------------------------------------------
       6,035,000  NYS DA (Providence Rest)                                         5.000         07/01/2035          6,155,760
------------------------------------------------------------------------------------------------------------------------------
       2,700,000  NYS DA (Providence Rest)                                         5.125         07/01/2030          2,798,658
------------------------------------------------------------------------------------------------------------------------------
       3,100,000  NYS DA (Providence Rest)                                         5.250         07/01/2025          3,272,019
------------------------------------------------------------------------------------------------------------------------------
         580,000  NYS DA (Sarah Neuman Home)                                       5.450         08/01/2027            608,362
------------------------------------------------------------------------------------------------------------------------------
          50,000  NYS DA (School Districts Financing Program),
------------------------------------------------------------------------------------------------------------------------------
          25,000  NYS DA (School Districts Financing Program),
                  Series B                                                         6.000         10/01/2029             28,042
------------------------------------------------------------------------------------------------------------------------------
      20,400,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)                          6.000         07/01/2030         21,673,164
------------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYS DA
                  (SFH/GSHMC/MMC/SCHRC Obligated Group)                            5.100         07/01/2034          1,016,060
------------------------------------------------------------------------------------------------------------------------------
       2,470,000  NYS DA (St. Barnabas Hospital)                                   5.450         08/01/2035          2,568,973
------------------------------------------------------------------------------------------------------------------------------
         905,000  NYS DA (St. Catherine of Siena Medical Center)                   6.000         07/01/2030            963,373
------------------------------------------------------------------------------------------------------------------------------
       1,750,000  NYS DA (St. Clare's Hospital)                                    5.300         02/15/2019          1,815,923
------------------------------------------------------------------------------------------------------------------------------
       2,970,000  NYS DA (St. Clare's Hospital)                                    5.400         02/15/2025          3,084,404
------------------------------------------------------------------------------------------------------------------------------
       2,580,000  NYS DA (St. James Mercy Hospital)                                5.400         02/01/2038          2,718,211
------------------------------------------------------------------------------------------------------------------------------
       5,000,000  NYS DA (St. Lukes Roosevelt Hospital)                            4.800         08/15/2025          5,121,750
------------------------------------------------------------------------------------------------------------------------------
     101,800,000  NYS DA (St. Lukes Roosevelt Hospital)                            4.900         08/15/2031        104,236,074
------------------------------------------------------------------------------------------------------------------------------
       1,505,000  NYS DA (St. Thomas Aquinas College)                              5.250         07/01/2028          1,547,953
------------------------------------------------------------------------------------------------------------------------------
       3,885,000  NYS DA (St. Vincent DePaul Residence)                            5.300         07/01/2018          4,061,146
------------------------------------------------------------------------------------------------------------------------------
         230,000  NYS DA (St. Vincent's Hospital & Medical Center)                 7.400         08/01/2030            231,419
------------------------------------------------------------------------------------------------------------------------------
       3,200,000  NYS DA (Various School Districts)                                5.000         04/01/2035          3,348,160
------------------------------------------------------------------------------------------------------------------------------
       1,700,000  NYS DA (Vassar Brothers)                                         5.375         07/01/2025          1,791,154
------------------------------------------------------------------------------------------------------------------------------
       7,030,000  NYS DA (White Plains Hospital)                                   5.375         02/15/2043          7,446,738
------------------------------------------------------------------------------------------------------------------------------
       2,500,000  NYS DA (Willow Towers)                                           5.400         02/01/2034          2,675,525
------------------------------------------------------------------------------------------------------------------------------
      26,070,000  NYS DA (Wyckoff Heights Medical Center)                          5.300         08/15/2021         27,040,065
------------------------------------------------------------------------------------------------------------------------------
       3,310,000  NYS DA P-Floats 2                                                8.980 3       02/01/2028          3,914,340
------------------------------------------------------------------------------------------------------------------------------
       1,565,000  NYS DA RITES 2                                                   8.920 3       12/01/2025          1,838,499
------------------------------------------------------------------------------------------------------------------------------
       4,415,000  NYS DA RITES 2                                                   8.920 3       12/01/2035          5,014,645
------------------------------------------------------------------------------------------------------------------------------
       5,000,000  NYS DA RITES 2                                                  11.900 3       02/01/2012          7,452,000
------------------------------------------------------------------------------------------------------------------------------
         100,000  NYS EFC (Clean Water & Drinking Revolving Funds)                 5.125         06/15/2031            104,636
------------------------------------------------------------------------------------------------------------------------------
       4,095,000  NYS EFC (Clean Water & Drinking Revolving Funds)                 5.400         07/15/2021          4,444,549
------------------------------------------------------------------------------------------------------------------------------
         448,000  NYS EFC (Consolidated Water Company)                             7.150         11/01/2014            450,012
------------------------------------------------------------------------------------------------------------------------------
       7,500,000  NYS EFC (NYS Water Services)                                     5.950         01/15/2020          8,125,200
------------------------------------------------------------------------------------------------------------------------------
       2,365,000  NYS EFC (NYS Water Services)                                     6.000         01/15/2031          2,541,476
------------------------------------------------------------------------------------------------------------------------------
          20,000  NYS EFC (NYS Water Services)                                     7.500         03/15/2011             20,070
------------------------------------------------------------------------------------------------------------------------------
       7,000,000  NYS ERDA (Brooklyn Union Gas) RIBS                               9.156 3       04/01/2020          8,079,540
------------------------------------------------------------------------------------------------------------------------------
      16,300,000  NYS ERDA (Brooklyn Union Gas) RIBS                              10.375 3       07/01/2026         17,445,890
------------------------------------------------------------------------------------------------------------------------------
         210,000  NYS ERDA (Central Hudson Gas & Electric)                         5.450         08/01/2027            224,288


                         40 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                      VALUE
          AMOUNT                                                               COUPON            MATURITY        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$         60,000  NYS ERDA (Corning Natural Gas)                                8.250%         12/01/2018     $      61,308
---------------------------------------------------------------------------------------------------------------------------
       5,000,000  NYS ERDA (LILCO)                                              5.150          03/01/2016         5,071,150
---------------------------------------------------------------------------------------------------------------------------
      23,000,000  NYS ERDA (LILCO)                                              5.300          11/01/2023        23,820,410
---------------------------------------------------------------------------------------------------------------------------
         315,000  NYS ERDA (LILCO)                                              5.300          10/01/2024           326,151
---------------------------------------------------------------------------------------------------------------------------
       3,485,000  NYS ERDA (NIMO) RITES 2                                       7.562 3        11/01/2025         4,248,773
---------------------------------------------------------------------------------------------------------------------------
       3,625,000  NYS ERDA (RG&E) Residual Certificates 2                      12.280 3        09/01/2033         4,672,625
---------------------------------------------------------------------------------------------------------------------------
       3,030,000  NYS HFA (Children's Rescue)                                   7.625          05/01/2018         3,032,454
---------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYS HFA (Friendship)                                          5.100          08/15/2041         1,016,370
---------------------------------------------------------------------------------------------------------------------------
          15,000  NYS HFA (General Hsg.)                                        6.600          11/01/2008            15,483
---------------------------------------------------------------------------------------------------------------------------
         200,000  NYS HFA (Hospital & Nursing Home)                             7.000          11/01/2017           238,782
---------------------------------------------------------------------------------------------------------------------------
           5,000  NYS HFA (Meadow Manor)                                        7.750          11/01/2019             5,016
---------------------------------------------------------------------------------------------------------------------------
         745,000  NYS HFA (Multifamily Hsg.)                                    5.250          11/15/2028           760,839
---------------------------------------------------------------------------------------------------------------------------
       1,340,000  NYS HFA (Multifamily Hsg.)                                    5.300          08/15/2024         1,377,895
---------------------------------------------------------------------------------------------------------------------------
       1,700,000  NYS HFA (Multifamily Hsg.)                                    5.300          11/15/2039         1,731,943
---------------------------------------------------------------------------------------------------------------------------
       1,070,000  NYS HFA (Multifamily Hsg.)                                    5.350          08/15/2020         1,116,331
---------------------------------------------------------------------------------------------------------------------------
       2,860,000  NYS HFA (Multifamily Hsg.)                                    5.350          08/15/2031         2,930,556
---------------------------------------------------------------------------------------------------------------------------
       2,080,000  NYS HFA (Multifamily Hsg.)                                    5.375          02/15/2035         2,140,466
---------------------------------------------------------------------------------------------------------------------------
       3,250,000  NYS HFA (Multifamily Hsg.)                                    5.450          08/15/2032         3,368,300
---------------------------------------------------------------------------------------------------------------------------
       2,075,000  NYS HFA (Multifamily Hsg.)                                    5.500          08/15/2030         2,123,721
---------------------------------------------------------------------------------------------------------------------------
       1,215,000  NYS HFA (Multifamily Hsg.)                                    5.550          08/15/2019         1,264,572
---------------------------------------------------------------------------------------------------------------------------
       1,385,000  NYS HFA (Multifamily Hsg.)                                    5.600          08/15/2019         1,443,032
---------------------------------------------------------------------------------------------------------------------------
       1,240,000  NYS HFA (Multifamily Hsg.)                                    5.600          02/15/2026         1,279,804
---------------------------------------------------------------------------------------------------------------------------
       1,730,000  NYS HFA (Multifamily Hsg.)                                    5.600          08/15/2033         1,807,798
---------------------------------------------------------------------------------------------------------------------------
       1,170,000  NYS HFA (Multifamily Hsg.)                                    5.650          08/15/2030         1,214,600
---------------------------------------------------------------------------------------------------------------------------
       3,200,000  NYS HFA (Multifamily Hsg.)                                    5.650          08/15/2030         3,311,200
---------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYS HFA (Multifamily Hsg.)                                    5.650          08/15/2031         1,037,790
---------------------------------------------------------------------------------------------------------------------------
       1,710,000  NYS HFA (Multifamily Hsg.)                                    5.650          02/15/2034         1,760,616
---------------------------------------------------------------------------------------------------------------------------
       2,120,000  NYS HFA (Multifamily Hsg.)                                    5.700          08/15/2033         2,208,616
---------------------------------------------------------------------------------------------------------------------------
          95,000  NYS HFA (Multifamily Hsg.)                                    5.950          08/15/2024            95,115
---------------------------------------------------------------------------------------------------------------------------
       1,285,000  NYS HFA (Multifamily Hsg.)                                    6.100          11/15/2036         1,332,185
---------------------------------------------------------------------------------------------------------------------------
       4,700,000  NYS HFA (Multifamily Hsg.)                                    6.125          08/15/2038         4,850,165
---------------------------------------------------------------------------------------------------------------------------
          40,000  NYS HFA (Multifamily Hsg.)                                    6.200          08/15/2012            40,058
---------------------------------------------------------------------------------------------------------------------------
          25,000  NYS HFA (Multifamily Hsg.)                                    6.200          08/15/2016            25,702
---------------------------------------------------------------------------------------------------------------------------
         735,000  NYS HFA (Multifamily Hsg.)                                    6.250          02/15/2031           761,467
---------------------------------------------------------------------------------------------------------------------------
       1,255,000  NYS HFA (Multifamily Hsg.)                                    6.400          11/15/2027         1,295,524
---------------------------------------------------------------------------------------------------------------------------
       1,005,000  NYS HFA (Multifamily Hsg.)                                    6.500          08/15/2024         1,014,055
---------------------------------------------------------------------------------------------------------------------------
       2,735,000  NYS HFA (Multifamily Hsg.)                                    6.700          08/15/2025         2,738,829
---------------------------------------------------------------------------------------------------------------------------
       5,600,000  NYS HFA (Multifamily Hsg.)                                    6.750          11/15/2036         5,857,600
---------------------------------------------------------------------------------------------------------------------------
          15,000  NYS HFA (Multifamily Hsg.)                                    6.950          08/15/2012            15,042
---------------------------------------------------------------------------------------------------------------------------
       5,400,000  NYS HFA (Multifamily Hsg.)                                    7.050          08/15/2024         5,517,288
---------------------------------------------------------------------------------------------------------------------------
         315,000  NYS HFA (Multifamily Hsg.)                                    7.550          11/01/2029           318,689


                         41 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                                  COUPON           MATURITY       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      2,805,000  NYS HFA (NH&HC) RITES 2                                          7.561% 3      11/01/2016     $  2,889,992
----------------------------------------------------------------------------------------------------------------------------
           5,000  NYS HFA (Nonprofit Hsg.)                                         6.400         11/01/2010            5,039
----------------------------------------------------------------------------------------------------------------------------
         480,000  NYS HFA (Nonprofit Hsg.)                                         8.400         11/01/2009          487,853
----------------------------------------------------------------------------------------------------------------------------
         525,000  NYS HFA (Nonprofit Hsg.)                                         8.400         11/01/2010          533,589
----------------------------------------------------------------------------------------------------------------------------
         565,000  NYS HFA (Nonprofit Hsg.)                                         8.400         11/01/2011          574,243
----------------------------------------------------------------------------------------------------------------------------
         605,000  NYS HFA (Nonprofit Hsg.)                                         8.400         11/01/2012          614,898
----------------------------------------------------------------------------------------------------------------------------
         655,000  NYS HFA (Nonprofit Hsg.)                                         8.400         11/01/2013          665,716
----------------------------------------------------------------------------------------------------------------------------
         780,000  NYS HFA (Nonprofit Hsg.)                                         8.400         11/01/2014          792,761
----------------------------------------------------------------------------------------------------------------------------
         835,000  NYS HFA (Nonprofit Hsg.)                                         8.400         11/01/2015          848,661
----------------------------------------------------------------------------------------------------------------------------
         900,000  NYS HFA (Nonprofit Hsg.)                                         8.400         11/01/2016          914,724
----------------------------------------------------------------------------------------------------------------------------
         990,000  NYS HFA (Nonprofit Hsg.)                                         8.400         11/01/2017        1,006,196
----------------------------------------------------------------------------------------------------------------------------
       1,060,000  NYS HFA (Nonprofit Hsg.)                                         8.400         11/01/2018        1,077,342
----------------------------------------------------------------------------------------------------------------------------
         460,000  NYS HFA (Nonprofit Hsg.)                                         8.400         11/01/2019          467,526
----------------------------------------------------------------------------------------------------------------------------
       5,000,000  NYS HFA (Phillips Village)                                       7.750         08/15/2017        5,117,950
----------------------------------------------------------------------------------------------------------------------------
          70,000  NYS HFA (Service Contract)                                       5.375         03/15/2023           70,113
----------------------------------------------------------------------------------------------------------------------------
       5,600,000  NYS HFA (Service Contract)                                       5.500         09/15/2022        5,888,792
----------------------------------------------------------------------------------------------------------------------------
       5,525,000  NYS HFA (Service Contract)                                       5.500         03/15/2025        5,796,664
----------------------------------------------------------------------------------------------------------------------------
         255,000  NYS HFA (Service Contract)                                       6.500         03/15/2025          260,383
----------------------------------------------------------------------------------------------------------------------------
         345,000  NYS HFA (Shorehill Hsg.)                                         7.500         05/01/2008          345,400
----------------------------------------------------------------------------------------------------------------------------
       1,540,000  NYS HFA (Tiffany Gardens)                                        4.900         08/15/2025        1,567,720
----------------------------------------------------------------------------------------------------------------------------
       3,210,000  NYS HFA (Tiffany Gardens)                                        5.125         08/15/2037        3,259,787
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYS HFA (Watergate II)                                           4.750         02/15/2034          989,990
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYS HFA (Watergate II)                                           4.900         02/15/2045          951,430
----------------------------------------------------------------------------------------------------------------------------
         320,000  NYS LGSC (SCSB) 2                                                7.250         12/15/2011          330,746
----------------------------------------------------------------------------------------------------------------------------
         810,000  NYS LGSC (SCSB) 2                                                7.375         12/15/2016          841,371
----------------------------------------------------------------------------------------------------------------------------
         980,000  NYS LGSC (SCSB) 2                                                7.750         12/15/2021        1,040,025
----------------------------------------------------------------------------------------------------------------------------
       1,045,000  NYS Medcare (Central Suffolk Hospital)                           6.125         11/01/2016        1,007,746
----------------------------------------------------------------------------------------------------------------------------
       1,200,000  NYS Medcare (Hospital & Nursing Home)                            6.300         08/15/2023        1,206,156
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  NYS Medcare (Hospital & Nursing Home)                            6.375         08/15/2033        1,002,330
----------------------------------------------------------------------------------------------------------------------------
       1,080,000  NYS Medcare (Hospital & Nursing Home)                            7.400         11/01/2016        1,099,408
----------------------------------------------------------------------------------------------------------------------------
         990,000  NYS Medcare (Hospital & Nursing Home)                            9.375         11/01/2016        1,031,976
----------------------------------------------------------------------------------------------------------------------------
         230,000  NYS Medcare (Hospital & Nursing Home)                           10.000         11/01/2006          236,711
----------------------------------------------------------------------------------------------------------------------------
       1,670,000  NYS Medcare (M.G. Nursing Home)                                  6.375         02/15/2035        1,706,974
----------------------------------------------------------------------------------------------------------------------------
         350,000  NYS Medcare (Montefiore Medical Center)                          5.750         02/15/2025          355,873
----------------------------------------------------------------------------------------------------------------------------
       7,140,000  NYS Thruway Authority RITES 2                                    6.951 3       01/01/2025        7,823,441
----------------------------------------------------------------------------------------------------------------------------
      20,000,000  NYS Thruway Authority, Series G                                  4.750         01/01/2030       20,453,000
----------------------------------------------------------------------------------------------------------------------------
           5,000  NYS UDC (Correctional Facilities)                                6.310 1       01/01/2013            3,595
----------------------------------------------------------------------------------------------------------------------------
      15,000,000  NYS UDC (State Personal Income Tax)                              5.000         03/15/2035       15,634,050
----------------------------------------------------------------------------------------------------------------------------
       5,480,000  Oneida County IDA (Bonide Products)                              6.250         11/01/2018        5,475,506
----------------------------------------------------------------------------------------------------------------------------
         500,000  Oneida County IDA (Civic Facilities-Mohawk Valley)               4.625         09/15/2030          483,520
----------------------------------------------------------------------------------------------------------------------------
         830,000  Oneida County IDA (Civic Facilities-Mohawk Valley)               5.000         09/15/2035          841,545


                         42 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                      VALUE
          AMOUNT                                                               COUPON             MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        450,000  Oneida County IDA
                  (Mohawk Valley Handicapped Services)                          5.300%          03/15/2019    $     467,303
---------------------------------------------------------------------------------------------------------------------------
         740,000  Oneida County IDA
                  (Mohawk Valley Handicapped Services)                          5.350           03/15/2029          763,835
---------------------------------------------------------------------------------------------------------------------------
       1,190,000  Oneida County IDA (Presbyterian Home)                         5.250           03/01/2019        1,222,332
---------------------------------------------------------------------------------------------------------------------------
       1,015,000  Oneida County IDA (Presbyterian Home)                         6.100           06/01/2020        1,096,403
---------------------------------------------------------------------------------------------------------------------------
       4,000,000  Onondaga County IDA (Air Cargo)                               6.125           01/01/2032        4,115,600
---------------------------------------------------------------------------------------------------------------------------
       2,000,000  Onondaga County IDA (Air Cargo)                               7.250           01/01/2032        2,125,000
---------------------------------------------------------------------------------------------------------------------------
         295,000  Onondaga County IDA (Central New York
                  Charter School for Math & Science) 5                          8.500           01/01/2032          112,377
---------------------------------------------------------------------------------------------------------------------------
         510,000  Onondaga County IDA (Coltec Industries)                       7.250           06/01/2008          519,180
---------------------------------------------------------------------------------------------------------------------------
         770,000  Onondaga County IDA (Coltec Industries)                       9.875           10/01/2010          795,857
---------------------------------------------------------------------------------------------------------------------------
       1,390,000  Onondaga County IDA
                  (Community General Hospital)                                  5.500           11/01/2018        1,402,302
---------------------------------------------------------------------------------------------------------------------------
       7,280,000  Onondaga County IDA
                  (Community General Hospital)                                  6.625           01/01/2018        7,332,780
---------------------------------------------------------------------------------------------------------------------------
       4,710,000  Onondaga County IDA (Le Moyne College)                        5.625           12/01/2021        5,035,131
---------------------------------------------------------------------------------------------------------------------------
      11,500,000  Onondaga County IDA (Solvay Paperboard)                       6.800           11/01/2014       12,032,680
---------------------------------------------------------------------------------------------------------------------------
      67,200,000  Onondaga County IDA (Solvay Paperboard)                       7.000           11/01/2030       70,454,496
---------------------------------------------------------------------------------------------------------------------------
         750,000  Onondaga County IDA (Syracuse Home)                           5.200           12/01/2018          775,815
---------------------------------------------------------------------------------------------------------------------------
         500,000  Onondaga County IDA Sewage Waste Facilities
                  (Anheuser-Busch Companies)                                    6.250           12/01/2034          537,695
---------------------------------------------------------------------------------------------------------------------------
      59,474,598  Onondaga County Res Rec                                       0.000 6         05/01/2022       31,310,402
---------------------------------------------------------------------------------------------------------------------------
      41,580,000  Onondaga County Res Rec                                       5.000           05/01/2015       39,883,952
---------------------------------------------------------------------------------------------------------------------------
         430,000  Orange County IDA (Adult Homes at Erie Station)               7.000           08/01/2021          460,754
---------------------------------------------------------------------------------------------------------------------------
       2,500,000  Orange County IDA (Arden Hill Life Care Center)               7.000           08/01/2021        2,678,800
---------------------------------------------------------------------------------------------------------------------------
       2,310,000  Orange County IDA (Arden Hill Life Care Center)               7.000           08/01/2031        2,451,857
---------------------------------------------------------------------------------------------------------------------------
       2,090,000  Orange County IDA (Arden Hill Life Care Center)               7.000           08/01/2031        2,218,347
---------------------------------------------------------------------------------------------------------------------------
       2,705,000  Orange County IDA (Glen Arden)                                5.625           01/01/2018        2,628,070
---------------------------------------------------------------------------------------------------------------------------
       5,590,000  Orange County IDA (Glen Arden)                                5.700           01/01/2028        5,223,799
---------------------------------------------------------------------------------------------------------------------------
       2,685,000  Orange County IDA (Kingston Manufacturing) 2                  8.000           11/01/2017        1,306,440
---------------------------------------------------------------------------------------------------------------------------
         340,000  Orange County IDA
                  (Orange Mental Retardation Properties)                        7.800           07/01/2011          341,873
---------------------------------------------------------------------------------------------------------------------------
       1,715,000  Orange County IDA
                  (St. Luke's Cornwall Hospital Obligated Group)                5.375           12/01/2021        1,820,953
---------------------------------------------------------------------------------------------------------------------------
       6,330,000  Orange County IDA
                  (St. Luke's Cornwall Hospital Obligated Group)                5.375           12/01/2026        6,682,898
---------------------------------------------------------------------------------------------------------------------------
       2,235,000  Orange County IDA
                  (St. Luke's Cornwall Hospital Obligated Group)                5.375           12/01/2026        2,359,601
---------------------------------------------------------------------------------------------------------------------------
       7,650,000  Orange County IDA (Tuxedo Place) 2                            7.000           08/01/2032        5,807,804
---------------------------------------------------------------------------------------------------------------------------
       2,500,000  Orange County IDA (Tuxedo Place) 2                            7.000           08/01/2033        1,897,275
---------------------------------------------------------------------------------------------------------------------------
       2,755,000  Oswego County IDA (Bishop's Common)                           5.375           02/01/2049        2,910,024
---------------------------------------------------------------------------------------------------------------------------
       3,260,000  Oswego County IDA (Seneca Hill Manor)                         5.650           08/01/2037        3,423,228


                         43 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                                  COUPON           MATURITY       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      6,680,000  Otsego County IDA (Hartwick College)                             5.900%        07/01/2022     $  6,365,506
----------------------------------------------------------------------------------------------------------------------------
       2,970,000  Otsego County IDA (Mary Imogene Bassett Hospital)                5.350         11/01/2020        3,148,853
----------------------------------------------------------------------------------------------------------------------------
      10,890,000  Peekskill IDA (Drum Hill)                                        6.375         10/01/2028       10,645,955
----------------------------------------------------------------------------------------------------------------------------
         537,716  Peekskill IDA (Karta)                                            9.000         07/01/2010          546,029
----------------------------------------------------------------------------------------------------------------------------
       1,515,000  Port Authority NY/NJ (Continental Airlines)                      9.000         12/01/2006        1,520,772
----------------------------------------------------------------------------------------------------------------------------
       1,770,000  Port Authority NY/NJ (Continental Airlines)                      9.000         12/01/2010        1,776,744
----------------------------------------------------------------------------------------------------------------------------
      53,290,000  Port Authority NY/NJ (Continental Airlines)                      9.125         12/01/2015       53,493,035
----------------------------------------------------------------------------------------------------------------------------
       2,795,000  Port Authority NY/NJ (Delta Air Lines)                           6.950         06/01/2008        2,764,143
----------------------------------------------------------------------------------------------------------------------------
       6,385,000  Port Authority NY/NJ (KIAC)                                      6.750         10/01/2011        6,388,193
----------------------------------------------------------------------------------------------------------------------------
      42,140,000  Port Authority NY/NJ (KIAC) 4                                    6.750         10/01/2019       42,172,869
----------------------------------------------------------------------------------------------------------------------------
       6,400,000  Port Authority NY/NJ (KIAC) 4                                    7.000         10/01/2007        6,397,248
----------------------------------------------------------------------------------------------------------------------------
      20,000,000  Port Authority NY/NJ RITES 2                                     8.810 3       09/15/2013       23,200,000
----------------------------------------------------------------------------------------------------------------------------
      50,660,000  Port Authority NY/NJ, 37th Series                                5.250         07/15/2034       53,682,376
----------------------------------------------------------------------------------------------------------------------------
          35,000  Port Authority NY/NJ, 111th Series                               5.000         10/01/2032           35,630
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  Port Authority NY/NJ, 120th Series                               5.750         10/15/2026        1,045,220
----------------------------------------------------------------------------------------------------------------------------
          30,000  Port Authority NY/NJ, 122nd Series                               5.000         07/15/2026           30,542
----------------------------------------------------------------------------------------------------------------------------
          45,000  Port Authority NY/NJ, 122nd Series                               5.125         01/15/2036           45,956
----------------------------------------------------------------------------------------------------------------------------
       9,500,000  Port Authority NY/NJ, 124th Series                               5.000         08/01/2036        9,659,885
----------------------------------------------------------------------------------------------------------------------------
         120,000  Port Authority NY/NJ, 126th Series                               5.125         11/15/2028          125,108
----------------------------------------------------------------------------------------------------------------------------
         210,000  Port Authority NY/NJ, 126th Series                               5.125         11/15/2030          218,585
----------------------------------------------------------------------------------------------------------------------------
          25,000  Port Authority NY/NJ, 127th Series                               5.200         12/15/2027           26,302
----------------------------------------------------------------------------------------------------------------------------
       7,015,000  Port Authority NY/NJ, 127th Series                               5.250         12/15/2032        7,361,962
----------------------------------------------------------------------------------------------------------------------------
      10,000,000  Port Authority NY/NJ, 132nd Series                               5.000         09/01/2033       10,407,800
----------------------------------------------------------------------------------------------------------------------------
      35,100,000  Port Authority NY/NJ, 132nd Series                               5.000         09/01/2038       36,447,489
----------------------------------------------------------------------------------------------------------------------------
       6,000,000  Port Authority NY/NJ, 136th Series                               5.125         05/01/2034        6,278,400
----------------------------------------------------------------------------------------------------------------------------
      19,175,000  Port Authority NY/NJ, 136th Series                               5.375         11/01/2028       20,521,085
----------------------------------------------------------------------------------------------------------------------------
      22,855,000  Port Authority NY/NJ, 136th Series                               5.500         11/01/2029       24,742,823
----------------------------------------------------------------------------------------------------------------------------
      10,000,000  Port Authority NY/NJ, 140th Series                               5.000         12/01/2034       10,489,100
----------------------------------------------------------------------------------------------------------------------------
      13,745,000  Port Authority NY/NJ, 141st Series                               5.000         09/01/2021       14,415,619
----------------------------------------------------------------------------------------------------------------------------
      16,455,000  Port Authority NY/NJ, 141st Series                               5.000         09/01/2025       17,139,199
----------------------------------------------------------------------------------------------------------------------------
      18,040,000  Port Authority NY/NJ, 141st Series                               5.000         09/01/2027       18,718,304
----------------------------------------------------------------------------------------------------------------------------
       2,755,000  Poughkeepsie IDA
                  (Eastman & Bixby Redevelopment Corp.)                            6.000         08/01/2032        2,951,845
----------------------------------------------------------------------------------------------------------------------------
       1,990,000  Putnam County IDA (Brewster Plastics)                            8.500         12/01/2016        2,055,391
----------------------------------------------------------------------------------------------------------------------------
       1,500,000  Rensselaer County IDA (Franciscan Heights)                       5.375         12/01/2036        1,575,585
----------------------------------------------------------------------------------------------------------------------------
       2,125,000  Rensselaer County Tobacco Asset
                  Securitization Corp. RITES 2,4                                  10.124 3       06/01/2035        2,241,408
----------------------------------------------------------------------------------------------------------------------------
       2,430,000  Rensselaer County Tobacco Asset
                  Securitization Corp. RITES 2,4                                  10.124 3       06/01/2043        2,596,285
----------------------------------------------------------------------------------------------------------------------------
           5,000  Rensselaer Hsg. Authority (Renwyck)                              7.650         01/01/2011            5,132
----------------------------------------------------------------------------------------------------------------------------
      19,505,000  Rensselaer Municipal Leasing Corp.
                  (Rensselaer County Nursing Home)                                 6.900         06/01/2024       19,687,567


                         44 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                      VALUE
          AMOUNT                                                               COUPON             MATURITY       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      1,580,000  Riverhead IDA (Michael Reilly Design)                         8.875%          08/01/2021    $   1,534,907
---------------------------------------------------------------------------------------------------------------------------
      15,550,000  Rochester Hsg. Authority (Crossroads Apartments)              7.700           01/01/2017       15,955,700
---------------------------------------------------------------------------------------------------------------------------
       6,790,000  Rochester Museum & Science Center                             6.125           12/01/2015        6,865,301
---------------------------------------------------------------------------------------------------------------------------
     131,000,000  Rockland County Tobacco Asset Securitization Corp.            5.880 1         08/15/2045       13,210,040
---------------------------------------------------------------------------------------------------------------------------
      53,000,000  Rockland County Tobacco Asset Securitization Corp.            6.630 1         08/15/2050        2,937,260
---------------------------------------------------------------------------------------------------------------------------
     441,000,000  Rockland County Tobacco Asset Securitization Corp.            7.620 1         08/15/2060        7,280,910
---------------------------------------------------------------------------------------------------------------------------
       3,075,000  Rockland County Tobacco Asset Securitization
                  Corp. RITES 2,4                                               9.719 3         08/15/2035        3,247,784
---------------------------------------------------------------------------------------------------------------------------
       3,360,000  Rockland County Tobacco Asset Securitization
                  Corp. RITES 2,4                                               9.719 3         08/15/2043        3,595,872
---------------------------------------------------------------------------------------------------------------------------
       1,070,000  Saratoga County IDA (ARC)                                     8.400           03/01/2013        1,073,563
---------------------------------------------------------------------------------------------------------------------------
       3,000,000  Saratoga County IDA (Saratoga Hospital)                       5.125           12/01/2033        3,126,690
---------------------------------------------------------------------------------------------------------------------------
       2,000,000  Schenectady Bond Anticipation Notes                           5.250           05/26/2006        1,996,240
---------------------------------------------------------------------------------------------------------------------------
       1,635,000  Schenectady IDA (Schaffer Heights Hsg.)                       6.000           11/01/2030        1,780,204
---------------------------------------------------------------------------------------------------------------------------
       3,335,000  Schenectady Metroplex Devel. Authority, Series A              5.375           12/15/2021        3,531,098
---------------------------------------------------------------------------------------------------------------------------
         242,000  Schroon Lake Fire District 2                                  7.250           03/01/2009          242,721
---------------------------------------------------------------------------------------------------------------------------
         175,000  Scotia Hsg. Authority (Holyrood House)                        7.000           06/01/2009          177,508
---------------------------------------------------------------------------------------------------------------------------
       8,600,000  SONYMA RITES 2                                                8.720 3         10/01/2034        8,850,776
---------------------------------------------------------------------------------------------------------------------------
       2,475,000  SONYMA, Series 29                                             5.450           04/01/2031        2,543,186
---------------------------------------------------------------------------------------------------------------------------
      22,180,000  SONYMA, Series 29                                             5.450           10/01/2031       22,838,524
---------------------------------------------------------------------------------------------------------------------------
       6,485,000  SONYMA, Series 65                                             5.850           10/01/2028        6,708,797
---------------------------------------------------------------------------------------------------------------------------
          20,000  SONYMA, Series 66                                             5.700           10/01/2027           20,698
---------------------------------------------------------------------------------------------------------------------------
      18,750,000  SONYMA, Series 67                                             5.800           10/01/2028       18,885,375
---------------------------------------------------------------------------------------------------------------------------
       3,495,000  SONYMA, Series 69                                             5.400           10/01/2019        3,591,043
---------------------------------------------------------------------------------------------------------------------------
       4,395,000  SONYMA, Series 69                                             5.500           10/01/2028        4,495,382
---------------------------------------------------------------------------------------------------------------------------
       3,250,000  SONYMA, Series 69 RITES 2                                     6.615 3         10/01/2028        3,398,395
---------------------------------------------------------------------------------------------------------------------------
      12,910,000  SONYMA, Series 71                                             5.400           04/01/2029       13,237,269
---------------------------------------------------------------------------------------------------------------------------
          35,000  SONYMA, Series 71                                             5.400           04/01/2029           35,887
---------------------------------------------------------------------------------------------------------------------------
      10,000,000  SONYMA, Series 71 RITES 2                                     6.415 3         04/01/2029       10,507,100
---------------------------------------------------------------------------------------------------------------------------
       5,500,000  SONYMA, Series 73 RITES 2                                     8.093 3         10/01/2028        5,986,420
---------------------------------------------------------------------------------------------------------------------------
       1,725,000  SONYMA, Series 73-A                                           5.300           10/01/2028        1,763,312
---------------------------------------------------------------------------------------------------------------------------
         100,000  SONYMA, Series 77                                             5.150           04/01/2029          101,640
---------------------------------------------------------------------------------------------------------------------------
      10,175,000  SONYMA, Series 79                                             5.300           04/01/2029       10,514,235
---------------------------------------------------------------------------------------------------------------------------
         465,000  SONYMA, Series 82                                             5.650           04/01/2030          470,761
---------------------------------------------------------------------------------------------------------------------------
       5,945,000  SONYMA, Series 97                                             5.500           04/01/2031        6,137,083
---------------------------------------------------------------------------------------------------------------------------
       2,480,000  SONYMA, Series 106                                            5.100           04/01/2023        2,546,687
---------------------------------------------------------------------------------------------------------------------------
         300,000  St. Lawrence County IDA (Clarkson University)                 5.125           07/01/2021          306,939
---------------------------------------------------------------------------------------------------------------------------
       1,315,000  St. Lawrence County IDA (Clarkson University)                 5.250           07/01/2031        1,349,414
---------------------------------------------------------------------------------------------------------------------------
       2,370,000  St. Lawrence County IDA (Clarkson University)                 5.500           07/01/2029        2,472,171
---------------------------------------------------------------------------------------------------------------------------
       2,805,000  St. Lawrence County IDA (Hepburn Medical Center)              5.375           12/01/2019        2,943,062
---------------------------------------------------------------------------------------------------------------------------
       3,595,000  St. Lawrence County IDA (Hepburn Medical Center)              5.500           12/01/2024        3,786,685
---------------------------------------------------------------------------------------------------------------------------
       1,295,000  Suffolk County IDA (ACLD)                                     6.000           12/01/2019        1,321,858


                         45 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                                  COUPON           MATURITY       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        560,000  Suffolk County IDA (ALIA-ACDS)                                   7.125%        06/01/2017   $      604,173
----------------------------------------------------------------------------------------------------------------------------
         345,000  Suffolk County IDA (ALIA-ACLD)                                   6.375         06/01/2014          351,010
----------------------------------------------------------------------------------------------------------------------------
       1,310,000  Suffolk County IDA (ALIA-ACLD)                                   6.500         03/01/2018        1,353,636
----------------------------------------------------------------------------------------------------------------------------
         745,000  Suffolk County IDA (ALIA-ACLD)                                   7.500         09/01/2015          809,331
----------------------------------------------------------------------------------------------------------------------------
         305,000  Suffolk County IDA (ALIA-ADD)                                    6.950         12/01/2014          327,594
----------------------------------------------------------------------------------------------------------------------------
         510,000  Suffolk County IDA (ALIA-ADD)                                    7.125         06/01/2017          550,229
----------------------------------------------------------------------------------------------------------------------------
         440,000  Suffolk County IDA (ALIA-ADD)                                    7.500         09/01/2015          477,994
----------------------------------------------------------------------------------------------------------------------------
       1,370,000  Suffolk County IDA (ALIA-DDI)                                    6.375         06/01/2014        1,432,541
----------------------------------------------------------------------------------------------------------------------------
         100,000  Suffolk County IDA (ALIA-DDI)                                    7.500         09/01/2015          108,635
----------------------------------------------------------------------------------------------------------------------------
         765,000  Suffolk County IDA (ALIA-FREE)                                   6.375         06/01/2014          799,922
----------------------------------------------------------------------------------------------------------------------------
       1,750,000  Suffolk County IDA (ALIA-FREE)                                   6.950         12/01/2014        1,890,011
----------------------------------------------------------------------------------------------------------------------------
       4,285,000  Suffolk County IDA (ALIA-FREE)                                   7.125         06/01/2017        4,623,001
----------------------------------------------------------------------------------------------------------------------------
         615,000  Suffolk County IDA (ALIA-IGHL)                                   6.375         06/01/2014          625,713
----------------------------------------------------------------------------------------------------------------------------
         645,000  Suffolk County IDA (ALIA-IGHL)                                   6.950         12/01/2014          692,782
----------------------------------------------------------------------------------------------------------------------------
       1,175,000  Suffolk County IDA (ALIA-IGHL)                                   7.125         06/01/2017        1,267,684
----------------------------------------------------------------------------------------------------------------------------
       1,945,000  Suffolk County IDA (ALIA-IGHL)                                   7.250         12/01/2033        2,053,550
----------------------------------------------------------------------------------------------------------------------------
         265,000  Suffolk County IDA (ALIA-IGHL)                                   7.500         09/01/2015          287,883
----------------------------------------------------------------------------------------------------------------------------
         360,000  Suffolk County IDA
                  (ALIA-L.I. Head Injury Association)                              6.375         06/01/2014          367,236
----------------------------------------------------------------------------------------------------------------------------
         715,000  Suffolk County IDA
                  (ALIA-L.I. Head Injury Association)                              6.950         12/01/2014          767,967
----------------------------------------------------------------------------------------------------------------------------
         275,000  Suffolk County IDA
                  (ALIA-L.I. Head Injury Association)                              7.500         09/01/2015          298,746
----------------------------------------------------------------------------------------------------------------------------
         600,000  Suffolk County IDA (ALIA-MCH)                                    6.375         06/01/2014          610,452
----------------------------------------------------------------------------------------------------------------------------
       1,685,000  Suffolk County IDA (ALIA-MCH)                                    6.950         12/01/2014        1,809,825
----------------------------------------------------------------------------------------------------------------------------
       1,435,000  Suffolk County IDA (ALIA-MCH)                                    7.125         06/01/2017        1,548,193
----------------------------------------------------------------------------------------------------------------------------
         745,000  Suffolk County IDA (ALIA-NYS ARC)                                7.500         09/01/2015          809,331
----------------------------------------------------------------------------------------------------------------------------
         435,000  Suffolk County IDA (ALIA-Pederson-Krag Center)                   8.375         06/01/2016          476,547
----------------------------------------------------------------------------------------------------------------------------
         595,000  Suffolk County IDA (ALIA-SMCFS)                                  7.500         09/01/2015          646,378
----------------------------------------------------------------------------------------------------------------------------
         710,000  Suffolk County IDA (ALIA-Suffolk Hostels)                        7.500         09/01/2015          771,309
----------------------------------------------------------------------------------------------------------------------------
         255,000  Suffolk County IDA (ALIA-UCPAGS)                                 6.375         06/01/2014          259,442
----------------------------------------------------------------------------------------------------------------------------
       1,120,000  Suffolk County IDA (ALIA-UCPAGS)                                 6.950         12/01/2014        1,202,970
----------------------------------------------------------------------------------------------------------------------------
         840,000  Suffolk County IDA (ALIA-UCPAGS)                                 7.000         06/01/2016          903,966
----------------------------------------------------------------------------------------------------------------------------
         500,000  Suffolk County IDA (ALIA-UCPAGS)                                 7.500         09/01/2015          543,175
----------------------------------------------------------------------------------------------------------------------------
         400,000  Suffolk County IDA (ALIA-WORCA)                                  6.950         12/01/2014          429,632
----------------------------------------------------------------------------------------------------------------------------
         900,000  Suffolk County IDA (ALIA-WORCA)                                  7.125         06/01/2017          970,992
----------------------------------------------------------------------------------------------------------------------------
         590,000  Suffolk County IDA (ALIA-WORCA)                                  7.500         09/01/2015          640,947
----------------------------------------------------------------------------------------------------------------------------
       7,293,119  Suffolk County IDA (Camelot Village) 2,5                         7.900         11/01/2031           61,992
----------------------------------------------------------------------------------------------------------------------------
         720,000  Suffolk County IDA (Catholic Charities)                          6.000         10/01/2020          725,904
----------------------------------------------------------------------------------------------------------------------------
         235,000  Suffolk County IDA (CCSSVD)                                      7.000         04/01/2010          246,510
----------------------------------------------------------------------------------------------------------------------------
       2,595,000  Suffolk County IDA (CCSSVD)                                      8.000         04/01/2030        2,758,563
----------------------------------------------------------------------------------------------------------------------------
         245,000  Suffolk County IDA (DDI)                                         6.000         12/01/2019          250,081


                         46 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                    VALUE
          AMOUNT                                                               COUPON            MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        670,000  Suffolk County IDA (DDI)                                      6.250%         03/01/2009     $   671,320
-------------------------------------------------------------------------------------------------------------------------
       5,025,000  Suffolk County IDA (DDI)                                      7.250          03/01/2024       5,086,506
-------------------------------------------------------------------------------------------------------------------------
       9,070,000  Suffolk County IDA (DDI)                                      8.750          03/01/2023       9,208,227
-------------------------------------------------------------------------------------------------------------------------
         650,000  Suffolk County IDA
                  (Developmental Disabilities Institute)                        6.000          10/01/2020         655,330
-------------------------------------------------------------------------------------------------------------------------
         670,000  Suffolk County IDA
                  (Developmental Disabilities Institute)                        6.000          10/01/2020         675,494
-------------------------------------------------------------------------------------------------------------------------
       2,540,000  Suffolk County IDA (Dowling College)                          6.625          06/01/2024       2,544,953
-------------------------------------------------------------------------------------------------------------------------
       3,240,000  Suffolk County IDA (Dowling College)                          6.700          12/01/2020       3,294,238
-------------------------------------------------------------------------------------------------------------------------
       1,835,000  Suffolk County IDA (Family Residences)                        6.000          12/01/2019       1,873,058
-------------------------------------------------------------------------------------------------------------------------
       1,345,000  Suffolk County IDA (Family Services League)                   5.000          11/01/2027       1,396,984
-------------------------------------------------------------------------------------------------------------------------
         830,000  Suffolk County IDA (Family Services League)                   5.000          11/01/2034         857,183
-------------------------------------------------------------------------------------------------------------------------
         195,000  Suffolk County IDA (Federation of Organizations)              7.625          04/01/2010         203,087
-------------------------------------------------------------------------------------------------------------------------
       2,195,000  Suffolk County IDA (Federation of Organizations)              8.125          04/01/2030       2,309,557
-------------------------------------------------------------------------------------------------------------------------
       2,600,000  Suffolk County IDA (Gurwin Jewish-Phase II)                   6.700          05/01/2039       2,750,930
-------------------------------------------------------------------------------------------------------------------------
       3,860,000  Suffolk County IDA (Huntington First Aid Squad)               6.650          11/01/2017       4,026,212
-------------------------------------------------------------------------------------------------------------------------
         285,000  Suffolk County IDA
                  (Independent Group Home Living)                               6.000          12/01/2019         290,911
-------------------------------------------------------------------------------------------------------------------------
       1,460,000  Suffolk County IDA
                  (Independent Group Home Living)                               6.000          10/01/2020       1,471,972
-------------------------------------------------------------------------------------------------------------------------
       6,700,000  Suffolk County IDA (Jefferson's Ferry)                        7.200          11/01/2019       7,271,242
-------------------------------------------------------------------------------------------------------------------------
      10,000,000  Suffolk County IDA (Jefferson's Ferry)                        7.250          11/01/2028      10,834,400
-------------------------------------------------------------------------------------------------------------------------
      13,760,000  Suffolk County IDA (Keyspan-Port Jefferson Center)            5.250          06/01/2027      14,308,474
-------------------------------------------------------------------------------------------------------------------------
       4,065,000  Suffolk County IDA
                  (L.I. Network Community Services)                             7.550          02/01/2034       4,244,185
-------------------------------------------------------------------------------------------------------------------------
       1,020,000  Suffolk County IDA (Lifes WORC)                               6.000          10/01/2020       1,028,364
-------------------------------------------------------------------------------------------------------------------------
       8,000,000  Suffolk County IDA (Medford Hamlet Assisted Living)           6.375          01/01/2039       8,035,280
-------------------------------------------------------------------------------------------------------------------------
       3,225,000  Suffolk County IDA (New Interdisciplinary School)             6.750          12/01/2019       3,306,109
-------------------------------------------------------------------------------------------------------------------------
       3,500,000  Suffolk County IDA
                  (Nissequogue Cogeneration Partners)                           5.300          01/01/2013       3,335,045
-------------------------------------------------------------------------------------------------------------------------
      18,825,000  Suffolk County IDA
                  (Nissequogue Cogeneration Partners)                           5.500          01/01/2023      17,602,128
-------------------------------------------------------------------------------------------------------------------------
         680,000  Suffolk County IDA (OBPWC)                                    7.500          11/01/2022         680,381
-------------------------------------------------------------------------------------------------------------------------
       1,000,000  Suffolk County IDA
                  (Peconic Landing Retirement Home)                             8.000          10/01/2020       1,127,600
-------------------------------------------------------------------------------------------------------------------------
       2,850,000  Suffolk County IDA
                  (Peconic Landing Retirement Home)                             8.000          10/01/2030       3,198,299
-------------------------------------------------------------------------------------------------------------------------
       4,800,000  Suffolk County IDA (Pederson-Krager Center)                   7.200          02/01/2035       4,910,784
-------------------------------------------------------------------------------------------------------------------------
         225,000  Suffolk County IDA (Pederson-Krager Center)                   7.625          04/01/2010         240,028
-------------------------------------------------------------------------------------------------------------------------
       2,545,000  Suffolk County IDA (Pederson-Krager Center)                   8.125          04/01/2030       2,718,569
-------------------------------------------------------------------------------------------------------------------------
       1,400,000  Suffolk County IDA (Rimland Facilities) 2                     4.875 7        12/01/2009       1,389,668
-------------------------------------------------------------------------------------------------------------------------
         550,000  Suffolk County IDA (Suffolk Hotels)                           6.000          10/01/2020         554,510
-------------------------------------------------------------------------------------------------------------------------
       2,245,000  Suffolk County IDA (United Cerebral Palsy Assoc.)             6.000          12/01/2019       2,291,561


                         47 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                                  COUPON           MATURITY       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      5,635,000  Suffolk County IDA (United Cerebral Palsy Assoc.)                7.875%        09/01/2041     $  5,875,615
----------------------------------------------------------------------------------------------------------------------------
       1,620,000  Suffolk County IDA (Windmill Village)                            5.700         12/01/2026        1,725,511
----------------------------------------------------------------------------------------------------------------------------
       1,305,000  Suffolk County IDA (Windmill Village)                            5.750         12/01/2031        1,388,651
----------------------------------------------------------------------------------------------------------------------------
         825,000  Suffolk County IDA (Wireless Boulevard Realty)                   7.875         12/01/2012          862,983
----------------------------------------------------------------------------------------------------------------------------
       4,005,000  Suffolk County IDA (Wireless Boulevard Realty)                   8.625         12/01/2026        4,201,205
----------------------------------------------------------------------------------------------------------------------------
          50,000  Suffolk County Water Authority                                   5.125         06/01/2026           52,664
----------------------------------------------------------------------------------------------------------------------------
       4,700,000  Sullivan County IDA (Center for Discovery)                       6.950         02/01/2035        4,721,244
----------------------------------------------------------------------------------------------------------------------------
       2,515,000  Sullivan County IDA (Center for Discovery)                       7.250         02/01/2012        2,657,123
----------------------------------------------------------------------------------------------------------------------------
       9,965,000  Sullivan County IDA (Center for Discovery)                       7.750         02/01/2027       10,530,613
----------------------------------------------------------------------------------------------------------------------------
       8,655,000  Sullivan County IDA
                  (SCCC Dorm Corp. Civic Facility)                                 7.250         06/01/2027        8,891,108
----------------------------------------------------------------------------------------------------------------------------
         275,000  Syracuse Hsg. Authority
                  (Loretto Sedgwick Heights Corp.)                                 7.375         11/01/2008          271,697
----------------------------------------------------------------------------------------------------------------------------
       6,995,000  Syracuse Hsg. Authority
                  (Loretto Sedgwick Heights Corp.)                                 8.500         11/01/2031        6,972,826
----------------------------------------------------------------------------------------------------------------------------
       6,590,000  Syracuse Hsg. Authority (LRRHCF)                                 5.800         08/01/2037        6,973,802
----------------------------------------------------------------------------------------------------------------------------
         315,000  Syracuse Hsg. Authority (LRRHCF)                                 7.500         08/01/2010          318,597
----------------------------------------------------------------------------------------------------------------------------
       2,435,000  Syracuse Hsg. Authority (Pavilion on James)                      7.500         11/01/2042        2,326,789
----------------------------------------------------------------------------------------------------------------------------
         145,000  Syracuse IDA (Anoplate Corp.)                                    7.250         11/01/2007          149,163
----------------------------------------------------------------------------------------------------------------------------
       2,195,000  Syracuse IDA (Anoplate Corp.)                                    8.000         11/01/2022        2,306,747
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  Syracuse IDA (Crouse Irving Health Hospital)                     5.375         01/01/2023          759,090
----------------------------------------------------------------------------------------------------------------------------
      17,795,000  Syracuse IDA (James Square)                                      7.200 1       08/01/2025        4,778,313
----------------------------------------------------------------------------------------------------------------------------
         725,000  Syracuse IDA (Jewish Home of Central NY)                         7.375         03/01/2021          780,716
----------------------------------------------------------------------------------------------------------------------------
       2,050,000  Syracuse IDA (Jewish Home of Central NY)                         7.375         03/01/2031        2,199,015
----------------------------------------------------------------------------------------------------------------------------
          75,000  Taconic Hills Central School District at Craryville              5.000         06/15/2026           78,168
----------------------------------------------------------------------------------------------------------------------------
       7,500,000  Tobacco Settlement Financing Corp. (TASC)                        5.500         06/01/2019        8,238,525
----------------------------------------------------------------------------------------------------------------------------
      13,825,000  Tobacco Settlement Financing Corp. (TASC)                        5.500         06/01/2021       15,084,181
----------------------------------------------------------------------------------------------------------------------------
      13,555,000  Tobacco Settlement Financing Corp. (TASC)                        5.500         06/01/2022       14,735,369
----------------------------------------------------------------------------------------------------------------------------
       3,750,000  Tompkins County IDA (Ithacare Center)                            6.200         02/01/2037        3,927,338
----------------------------------------------------------------------------------------------------------------------------
          60,000  Tompkins Health Care Corp.
                  (Reconstruction Home)                                           10.800         02/01/2007           62,033
----------------------------------------------------------------------------------------------------------------------------
          60,000  Tompkins Health Care Corp.
                  (Reconstruction Home)                                           10.800         02/01/2028           66,308
----------------------------------------------------------------------------------------------------------------------------
         555,000  Tonawanda Senior Citizen Hsg. Corp.                              6.500         12/01/2010          563,985
----------------------------------------------------------------------------------------------------------------------------
          25,000  Triborough Bridge & Tunnel Authority                             5.000         01/01/2032           25,724
----------------------------------------------------------------------------------------------------------------------------
       8,265,000  Triborough Bridge & Tunnel Authority RITES 2                     6.915 3       01/01/2027        9,398,297
----------------------------------------------------------------------------------------------------------------------------
       4,190,000  Triborough Bridge & Tunnel Authority RITES 2                     6.915 3       01/01/2032        4,755,650
----------------------------------------------------------------------------------------------------------------------------
         105,000  TSASC, Inc. (TFABs)                                              5.500         07/15/2024          107,573
----------------------------------------------------------------------------------------------------------------------------
      16,160,000  TSASC, Inc. (TFABs)                                              5.750         07/15/2032       16,651,587
----------------------------------------------------------------------------------------------------------------------------
         840,000  TSASC, Inc. (TFABs)                                              6.250         07/15/2027          882,260
----------------------------------------------------------------------------------------------------------------------------
      68,740,000  TSASC, Inc. (TFABs)                                              6.250         07/15/2034       72,106,885
----------------------------------------------------------------------------------------------------------------------------
     130,450,000  TSASC, Inc. (TFABs)                                              6.375         07/15/2039      137,362,546


                         48 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                                  COUPON           MATURITY       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        995,000  UCP/HCA of Chemung County                                     6.600%          08/01/2022     $   1,042,342
----------------------------------------------------------------------------------------------------------------------------
       1,805,000  Ulster County IDA (Brooklyn Bottling)                         8.600           06/30/2022         1,821,498
----------------------------------------------------------------------------------------------------------------------------
       4,000,000  Ulster County IDA (Kingston Hospital)                         5.650           11/15/2024         4,161,880
----------------------------------------------------------------------------------------------------------------------------
       1,465,000  Ulster County IDA
                  (Mid-Hudson Family Health Services)                           5.350           07/01/2023         1,515,894
----------------------------------------------------------------------------------------------------------------------------
       2,815,000  Ulster County Tobacco Asset Securitization Corp.              6.000           06/01/2040         2,952,851
----------------------------------------------------------------------------------------------------------------------------
       2,175,000  Ulster County Tobacco Asset Securitization Corp. 2            6.250           06/01/2025         2,325,619
----------------------------------------------------------------------------------------------------------------------------
       3,005,000  Ulster County Tobacco Asset Securitization Corp.              6.450 6         06/01/2040         2,417,282
----------------------------------------------------------------------------------------------------------------------------
       2,000,000  United Nations Devel. Corp., Series A                         5.250           07/01/2026         2,062,620
----------------------------------------------------------------------------------------------------------------------------
          25,000  Upper Mohawk Valley Regional Water
                  Finance Authority                                             5.125           10/01/2026            25,916
----------------------------------------------------------------------------------------------------------------------------
         500,000  Utica GO                                                      6.100           01/15/2013           539,425
----------------------------------------------------------------------------------------------------------------------------
       3,550,000  Utica IDA (Utica College Civic Facility)                      6.850           12/01/2031         3,736,624
----------------------------------------------------------------------------------------------------------------------------
         340,000  Watervliet Hsg. Authority
                  (Colonie Senior Service Center)                               5.875           06/01/2018           325,825
----------------------------------------------------------------------------------------------------------------------------
      10,800,000  Watervliet Hsg. Authority
                  (Colonie Senior Service Center)                               6.125           06/01/2038        10,028,664
----------------------------------------------------------------------------------------------------------------------------
       2,710,000  Wayne County IDA (ARC)                                        8.375           03/01/2018         2,714,526
----------------------------------------------------------------------------------------------------------------------------
         300,000  Westchester County Healthcare Corp., Series A                 5.875           11/01/2025           302,922
----------------------------------------------------------------------------------------------------------------------------
       7,165,000  Westchester County IDA (Ardsley Hsg.)                         7.900           11/01/2044         7,125,163
----------------------------------------------------------------------------------------------------------------------------
       3,135,000  Westchester County IDA (Ardsley Hsg.)                         7.900           11/01/2044         3,117,569
----------------------------------------------------------------------------------------------------------------------------
       6,310,000  Westchester County IDA (Ardsley Hsg.)                         7.900           11/01/2044         6,274,916
----------------------------------------------------------------------------------------------------------------------------
       3,580,000  Westchester County IDA (Ardsley Hsg.)                         7.900           11/01/2044         3,560,238
----------------------------------------------------------------------------------------------------------------------------
       8,440,000  Westchester County IDA (Ardsley Hsg.)                         7.900           11/01/2044         8,393,411
----------------------------------------------------------------------------------------------------------------------------
       8,085,000  Westchester County IDA (Ardsley Hsg.)                         7.900           11/01/2044         8,040,047
----------------------------------------------------------------------------------------------------------------------------
       6,270,000  Westchester County IDA (Ardsley Hsg.)                         7.900           11/01/2044         6,235,139
----------------------------------------------------------------------------------------------------------------------------
       6,835,000  Westchester County IDA (Ardsley Hsg.)                         7.900           11/01/2044         6,796,997
----------------------------------------------------------------------------------------------------------------------------
       1,870,000  Westchester County IDA (Beth Abraham Hospital)                8.375           12/01/2025         1,941,471
----------------------------------------------------------------------------------------------------------------------------
          90,000  Westchester County IDA (Children's Village)                   5.375           03/15/2019            91,420
----------------------------------------------------------------------------------------------------------------------------
       4,450,000  Westchester County IDA (Children's Village)                   6.000           06/01/2022         4,561,962
----------------------------------------------------------------------------------------------------------------------------
       1,215,000  Westchester County IDA (Clearview School)                     7.250           01/01/2035         1,242,617
----------------------------------------------------------------------------------------------------------------------------
       1,300,000  Westchester County IDA (Guiding Eyes for the Blind)           5.375           08/01/2024         1,353,196
----------------------------------------------------------------------------------------------------------------------------
       2,000,000  Westchester County IDA
                  (Hebrew Hospital Senior Hsg.)                                 7.375           07/01/2030         2,150,980
----------------------------------------------------------------------------------------------------------------------------
       1,560,000  Westchester County IDA (JDAM)                                 6.750           04/01/2016         1,597,861
----------------------------------------------------------------------------------------------------------------------------
       3,315,000  Westchester County IDA (Lawrence Hospital)                    5.000           01/01/2028         3,340,492
----------------------------------------------------------------------------------------------------------------------------
         800,000  Westchester County IDA (Lawrence Hospital)                    5.125           01/01/2018           819,456
----------------------------------------------------------------------------------------------------------------------------
       1,275,000  Westchester County IDA
                  (Living Independently for the Elderly)                        5.375           08/20/2021         1,367,629
----------------------------------------------------------------------------------------------------------------------------
       3,035,000  Westchester County IDA
                  (Living Independently for the Elderly)                        5.400           08/20/2032         3,221,622
----------------------------------------------------------------------------------------------------------------------------
       1,610,000  Westchester County IDA (Rippowam-Cisqua School)               5.750           06/01/2029         1,655,096


                         49 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                                  COUPON           MATURITY       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      1,000,000  Westchester County IDA (Schnurmacher Center)                     6.500%        11/01/2013    $   1,065,590
----------------------------------------------------------------------------------------------------------------------------
       1,710,000  Westchester County IDA (Schnurmacher Center)                     6.500         11/01/2033        1,813,438
----------------------------------------------------------------------------------------------------------------------------
         130,000  Westchester County IDA
                  (Westchester Airport Assoc.)                                     5.950         08/01/2024          130,237
----------------------------------------------------------------------------------------------------------------------------
       2,000,000  Westchester County IDA
                  (Westhab Community Revitalization)                               4.850         06/01/2032        1,943,900
----------------------------------------------------------------------------------------------------------------------------
       2,590,000  Westchester County IDA (Winward School)                          5.250         10/01/2031        2,702,639
----------------------------------------------------------------------------------------------------------------------------
      76,375,000  Westchester County Tobacco Asset
                  Securitization Corp.                                             0.000 6       07/15/2039       79,297,871
----------------------------------------------------------------------------------------------------------------------------
      21,325,000  Westchester County Tobacco Asset
                  Securitization Corp. RITES 2                                     6.130 3       06/01/2038       19,885,136
----------------------------------------------------------------------------------------------------------------------------
       6,325,000  Westchester County Tobacco Asset
                  Securitization Corp. RITES 2                                     6.130 3       06/01/2045        5,848,854
----------------------------------------------------------------------------------------------------------------------------
      13,340,000  Westchester County Tobacco Asset
                  Securitization Corp. RITES 2                                     7.430 3       06/01/2045       11,833,647
----------------------------------------------------------------------------------------------------------------------------
       1,400,000  Yates County IDA (Keuka College)                                 8.750         08/01/2015        1,544,494
----------------------------------------------------------------------------------------------------------------------------
       3,825,000  Yates County IDA (SSMH)                                          5.650         02/01/2039        4,100,630
----------------------------------------------------------------------------------------------------------------------------
       6,000,000  Yonkers GO                                                       5.000         08/01/2030        6,293,700
----------------------------------------------------------------------------------------------------------------------------
       4,500,000  Yonkers GO                                                       5.000         08/01/2035        4,696,605
----------------------------------------------------------------------------------------------------------------------------
       4,685,000  Yonkers IDA (Hudson Scenic Studio)                               6.625         11/01/2019        4,765,160
----------------------------------------------------------------------------------------------------------------------------
       4,445,000  Yonkers IDA (Monastery Manor Associates)                         5.250         04/01/2037        4,646,447
----------------------------------------------------------------------------------------------------------------------------
       1,590,000  Yonkers IDA (Philipsburgh Hall Associates)                       7.500         11/01/2030        1,591,018
----------------------------------------------------------------------------------------------------------------------------
       2,515,000  Yonkers IDA (St. John's Riverside Hospital)                      7.125         07/01/2031        2,619,423
----------------------------------------------------------------------------------------------------------------------------
       2,500,000  Yonkers IDA (St. Joseph's Hospital)                              5.900         03/01/2008        2,442,075
----------------------------------------------------------------------------------------------------------------------------
       2,810,000  Yonkers IDA (St. Joseph's Hospital)                              8.500         12/30/2013        2,845,996
----------------------------------------------------------------------------------------------------------------------------
       3,225,000  Yonkers IDA (Westchester School)                                 8.750         12/30/2023        3,325,427
----------------------------------------------------------------------------------------------------------------------------
         800,000  Yonkers Parking Authority                                        6.000         06/15/2018          842,632
----------------------------------------------------------------------------------------------------------------------------
       1,215,000  Yonkers Parking Authority                                        6.000         06/15/2024        1,260,648
                                                                                                              --------------
                                                                                                               6,617,525,780
----------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.1%
       5,000,000  NJ EDA (Continental Airlines)                                    6.400         09/15/2023        4,760,700
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--12.3%
       2,995,000  Guam EDA (Harmon Village Apartments) 2,5                         9.375         11/01/2018               --
----------------------------------------------------------------------------------------------------------------------------
       2,435,000  Guam EDA (Royal Socio Apartments) 5                              9.500         11/01/2018        1,210,365
----------------------------------------------------------------------------------------------------------------------------
       3,000,000  Guam Government Waterworks Authority
                  & Wastewater System                                              5.875         07/01/2035        3,160,680
----------------------------------------------------------------------------------------------------------------------------
         290,000  Guam Power Authority, Series A                                   5.250         10/01/2023          285,534
----------------------------------------------------------------------------------------------------------------------------
      20,000,000  Guam Power Authority, Series A                                   5.250         10/01/2034       19,238,200
----------------------------------------------------------------------------------------------------------------------------
      18,980,000  Northern Mariana Islands Ports Authority, Series A               6.600         03/15/2028       21,256,271
----------------------------------------------------------------------------------------------------------------------------
       1,000,000  Northern Mariana Islands, Series A                               6.000         06/01/2020        1,056,800
----------------------------------------------------------------------------------------------------------------------------
       7,855,000  Northern Mariana Islands, Series A                               6.250         03/15/2028        8,220,493
----------------------------------------------------------------------------------------------------------------------------
      10,000,000  Northern Mariana Islands, Series A                               7.375         06/01/2030       10,801,300


                         50 | ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                       VALUE
          AMOUNT                                                               COUPON           MATURITY          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
      U.S. POSSESSIONS Continued
$     17,000,000  Puerto Rico Children's Trust Fund (TASC)                      6.380% 1      05/15/2050      $    1,067,260
----------------------------------------------------------------------------------------------------------------------------
      10,500,000  Puerto Rico Commonwealth GO                                   5.000         07/01/2027          10,664,010
----------------------------------------------------------------------------------------------------------------------------
      11,400,000  Puerto Rico Commonwealth GO                                   5.000         07/01/2029          11,517,990
----------------------------------------------------------------------------------------------------------------------------
      17,675,000  Puerto Rico Commonwealth GO                                   5.000         07/01/2033          17,718,834
----------------------------------------------------------------------------------------------------------------------------
      35,455,000  Puerto Rico Commonwealth GO                                   5.000         07/01/2034          35,552,501
----------------------------------------------------------------------------------------------------------------------------
       5,605,000  Puerto Rico Commonwealth GO                                   5.125         07/01/2031           5,659,817
----------------------------------------------------------------------------------------------------------------------------
       5,000,000  Puerto Rico Commonwealth GO                                   5.250         07/01/2019           5,306,050
----------------------------------------------------------------------------------------------------------------------------
       5,000,000  Puerto Rico Commonwealth GO                                   5.250         07/01/2021           5,285,450
----------------------------------------------------------------------------------------------------------------------------
       5,000,000  Puerto Rico Commonwealth GO                                   5.250         07/01/2024           5,243,050
----------------------------------------------------------------------------------------------------------------------------
          50,000  Puerto Rico Electric Power Authority                          5.250         07/01/2029              53,375
----------------------------------------------------------------------------------------------------------------------------
          70,000  Puerto Rico Electric Power Authority, Series II               5.125         07/01/2026              74,264
----------------------------------------------------------------------------------------------------------------------------
          30,000  Puerto Rico Electric Power Authority, Series NN               5.125         07/01/2029              31,102
----------------------------------------------------------------------------------------------------------------------------
         750,000  Puerto Rico HBFA                                              6.250         04/01/2029             762,203
----------------------------------------------------------------------------------------------------------------------------
          85,000  Puerto Rico HFC                                               5.100         12/01/2018              86,737
----------------------------------------------------------------------------------------------------------------------------
       1,925,000  Puerto Rico HFC                                               5.500         12/01/2023           2,013,300
----------------------------------------------------------------------------------------------------------------------------
          65,000  Puerto Rico HFC                                               7.500         10/01/2015              65,104
----------------------------------------------------------------------------------------------------------------------------
       1,960,000  Puerto Rico HFC                                               7.500         04/01/2022           1,993,790
----------------------------------------------------------------------------------------------------------------------------
       7,365,000  Puerto Rico Highway & Transportation Authority                5.000         07/01/2028           7,452,275
----------------------------------------------------------------------------------------------------------------------------
       6,595,000  Puerto Rico Highway & Transportation Authority,
                  Series G                                                      5.000         07/01/2033           6,611,356
----------------------------------------------------------------------------------------------------------------------------
      63,585,000  Puerto Rico Highway & Transportation Authority,
                  Series G                                                      5.000         07/01/2042          63,624,423
----------------------------------------------------------------------------------------------------------------------------
         165,000  Puerto Rico Highway & Transportation Authority,
                  Series J                                                      5.000         07/01/2034             165,454
----------------------------------------------------------------------------------------------------------------------------
      16,750,000  Puerto Rico Highway & Transportation Authority,
                  Series J                                                      5.125         07/01/2039          16,870,433
----------------------------------------------------------------------------------------------------------------------------
         100,000  Puerto Rico Highway & Transportation Authority,
                  Series J                                                      5.125         07/01/2043             100,926
----------------------------------------------------------------------------------------------------------------------------
       5,000,000  Puerto Rico Highway & Transportation Authority,
                  Series K                                                      5.000         07/01/2023           5,152,550
----------------------------------------------------------------------------------------------------------------------------
      10,000,000  Puerto Rico Highway & Transportation Authority,
                  Series K                                                      5.000         07/01/2025          10,250,900
----------------------------------------------------------------------------------------------------------------------------
       8,000,000  Puerto Rico Highway & Transportation Authority,
                  Series K                                                      5.000         07/01/2026           8,169,920
----------------------------------------------------------------------------------------------------------------------------
      20,840,000  Puerto Rico Highway & Transportation Authority,
                  Series K                                                      5.000         07/01/2035          20,902,520
----------------------------------------------------------------------------------------------------------------------------
       8,615,000  Puerto Rico Highway & Transportation Authority,
                  Series K                                                      5.000         07/01/2040           8,621,461
----------------------------------------------------------------------------------------------------------------------------
      59,870,000  Puerto Rico Highway & Transportation Authority,
                  Series K                                                      5.000         07/01/2045          59,914,903
----------------------------------------------------------------------------------------------------------------------------
       5,000,000  Puerto Rico Infrastructure                                    5.000         07/01/2037           5,006,750
----------------------------------------------------------------------------------------------------------------------------
     145,000,000  Puerto Rico Infrastructure                                    5.000         07/01/2041         145,108,750
----------------------------------------------------------------------------------------------------------------------------
       1,080,000  Puerto Rico ITEMECF (Ana G. Mendez University)                5.375         02/01/2019           1,109,084


                         51 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                         VALUE
          AMOUNT                                                                  COUPON           MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      1,575,000  Puerto Rico ITEMECF (Ana G. Mendez University)                   5.375%        12/01/2021     $    1,643,497
------------------------------------------------------------------------------------------------------------------------------
       5,750,000  Puerto Rico ITEMECF (Ana G. Mendez University)                   5.375         02/01/2029          5,819,805
------------------------------------------------------------------------------------------------------------------------------
       6,315,000  Puerto Rico ITEMECF (Ana G. Mendez University)                   5.500         12/01/2031          6,494,157
------------------------------------------------------------------------------------------------------------------------------
      42,400,000  Puerto Rico ITEMECF (Cogeneration Facilities)                    6.625         06/01/2026         46,285,536
------------------------------------------------------------------------------------------------------------------------------
       3,160,000  Puerto Rico ITEMECF (Mennonite General Hospital)                 5.625         07/01/2017          2,957,855
------------------------------------------------------------------------------------------------------------------------------
         985,000  Puerto Rico ITEMECF (Mennonite General Hospital)                 5.625         07/01/2027            883,821
------------------------------------------------------------------------------------------------------------------------------
       8,735,000  Puerto Rico ITEMECF (Mennonite General Hospital)                 6.500         07/01/2018          8,750,898
------------------------------------------------------------------------------------------------------------------------------
      12,380,000  Puerto Rico ITEMECF (Mennonite General Hospital)                 6.500         07/01/2026         12,352,145
------------------------------------------------------------------------------------------------------------------------------
         615,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)                    6.400         05/01/2009            616,255
------------------------------------------------------------------------------------------------------------------------------
       2,450,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)                    6.600         05/01/2014          2,451,323
------------------------------------------------------------------------------------------------------------------------------
       5,250,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)                    6.700         05/01/2024          5,253,938
------------------------------------------------------------------------------------------------------------------------------
       7,000,000  Puerto Rico ITEMECF
                  (San Lucas & Cristo Redentor Hospitals)                          5.750         06/01/2029          5,851,860
------------------------------------------------------------------------------------------------------------------------------
         500,000  Puerto Rico ITEMECF
                  (University of the Sacred Heart)                                 5.250         09/01/2021            518,170
------------------------------------------------------------------------------------------------------------------------------
       8,000,000  Puerto Rico ITEMECF
                  (University of the Sacred Heart)                                 5.250         09/01/2031          8,210,240
------------------------------------------------------------------------------------------------------------------------------
       5,000,000  Puerto Rico Municipal Finance Agency, Series A                   5.250         08/01/2024          5,273,250
------------------------------------------------------------------------------------------------------------------------------
       1,000,000  Puerto Rico Port Authority (American Airlines),
                  Series A                                                         6.250         06/01/2026            755,490
------------------------------------------------------------------------------------------------------------------------------
      12,470,000  Puerto Rico Port Authority (American Airlines),
                  Series A                                                         6.300         06/01/2023          9,661,631
------------------------------------------------------------------------------------------------------------------------------
      52,715,000  Puerto Rico Public Buildings Authority                           5.000         07/01/2036         52,830,973
------------------------------------------------------------------------------------------------------------------------------
      57,935,000  Puerto Rico Public Buildings Authority                           5.250         07/01/2033         59,696,803
------------------------------------------------------------------------------------------------------------------------------
         120,000  Puerto Rico Public Buildings Authority                           5.375         07/01/2033            123,950
------------------------------------------------------------------------------------------------------------------------------
      47,020,000  Puerto Rico Public Finance Corp., Series E                       5.500         08/01/2029         49,191,384
------------------------------------------------------------------------------------------------------------------------------
       9,230,000  University of V.I. , Series A                                    5.375         06/01/2034          9,728,143
------------------------------------------------------------------------------------------------------------------------------
       2,040,000  University of V.I. , Series A                                    6.250         12/01/2029          2,216,909
------------------------------------------------------------------------------------------------------------------------------
       1,250,000  V.I. Government Refinery Facilities (Hovensa Coker)              6.500         07/01/2021          1,418,413
------------------------------------------------------------------------------------------------------------------------------
          25,000  V.I. Hsg. Finance Authority, Series A                            6.450         03/01/2016             25,315
------------------------------------------------------------------------------------------------------------------------------
      18,720,000  V.I. Public Finance Authority
                  (Gross Receipts Taxes Loan)                                      5.000         10/01/2031         19,178,640
------------------------------------------------------------------------------------------------------------------------------
         550,000  V.I. Public Finance Authority
                  (Gross Receipts Taxes Loan)                                      5.000         10/01/2033            570,081
------------------------------------------------------------------------------------------------------------------------------
      27,733,000  V.I. Public Finance Authority (Hovensa Coker)                    6.500         07/01/2021         31,469,467
------------------------------------------------------------------------------------------------------------------------------
       8,000,000  V.I. Public Finance Authority (Hovensa Refinery)                 6.125         07/01/2022          8,806,320
------------------------------------------------------------------------------------------------------------------------------
      11,700,000  V.I. Public Finance Authority (Hovensa)                          5.875         07/01/2022         12,692,862
------------------------------------------------------------------------------------------------------------------------------
       1,000,000  V.I. Public Finance Authority, Series A                          5.250         10/01/2023          1,067,490
------------------------------------------------------------------------------------------------------------------------------
         750,000  V.I. Public Finance Authority, Series A                          5.250         10/01/2024            800,055
------------------------------------------------------------------------------------------------------------------------------
       1,000,000  V.I. Public Finance Authority, Series A                          5.500         10/01/2018          1,043,510
------------------------------------------------------------------------------------------------------------------------------
      16,220,000  V.I. Public Finance Authority, Series A                          5.500         10/01/2022         16,842,848
------------------------------------------------------------------------------------------------------------------------------
       7,500,000  V.I. Public Finance Authority, Series A                          5.625         10/01/2025          7,838,100
------------------------------------------------------------------------------------------------------------------------------
          50,000  V.I. Public Finance Authority, Series A                          5.625         10/01/2025             52,204


                         52 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL                                                                                                         VALUE
         AMOUNT                                                                 COUPON           MATURITY          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     3,830,000   V.I. Public Finance Authority, Series E                        6.000%        10/01/2022      $    4,031,611
-----------------------------------------------------------------------------------------------------------------------------
      1,575,000   V.I. Water & Power Authority                                   5.300         07/01/2018           1,609,178
-----------------------------------------------------------------------------------------------------------------------------
      3,515,000   V.I. Water & Power Authority                                   5.300         07/01/2021           3,558,305
-----------------------------------------------------------------------------------------------------------------------------
      2,500,000   V.I. Water & Power Authority                                   5.500         07/01/2017           2,561,425
                                                                                                               --------------
                                                                                                                  938,520,042

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,271,151,641)--99.3%                                                        7,560,806,522
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES--0.7                                                                               54,450,655
                                                                                                               --------------
NET ASSETS--100.0%                                                                                             $7,615,257,177
                                                                                                               ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $692,317,262, which represents 9.09% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

4. When-issued security or forward commitment to be delivered and settled after December 31, 2005. See Note 1 of Notes to Financial Statements.

5. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.


                         53 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS  December 31, 2005
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS           Association for Children with Down                LILCO           Long Island Lighting Corporation
               Syndrome                                          LRRHCF          Loretto Rest Residential Health Care
ACLD           Adults and Children with Learning and                             Facility
               Developmental Disabilities                        LVH             Little Village House
ADD            Aid to the Developmentally Disabled               MCH             Maryhaven Center of Hope
ALIA           Alliance of Long Island Agencies                  MMC             Mercy Medical Center
ARC            Association of Retarded Citizens                  MSH/NYU         Mount Sinai Hospital/New York
ASMF           Amsterdam Sludge Management                                       University
               Facility                                          MTA             Metropolitan Transportation Authority
CCSSVD         Central Council of the Society of St.             NH&HC           Nursing Home and Health Care
               Vincent dePaul                                    NIMO            Niagara Mohawk Power Corporation
CFGA           Child and Family Guidance Association             NY/NJ           New York/New Jersey
CHSLI          Catholic Health Services of Long Island           NYC             New York City
CNGCS          Central Nassau Guidance and                       NYS             New York State
               Counseling Services                               NYU             New York University
COP            Certificates of Participation                     OBPWC           Ocean Bay Park Water Corporation
CSMR           Community Services for the Mentally               P-Floats        Puttable Floats
               Retarded                                          PSCH            Professional Services for the
DA             Dormitory Authority                                               Handicapped, Inc.
DDI            Developmental Disabilities Institute              Res Rec         Resource Recovery Facility
DIAMONDS       Direct Investment of Accrued                      RG&E            Rochester Gas and Electric
               Municipals                                        RIBS            Residual Interest Bonds
DRIVERS        Derivative Inverse Tax Exempt Receipts            RITES           Residual Interest Tax Exempt Security
EDA            Economic Development Authority                    ROLs            Residual Option Longs
EFC            Environmental Facilities Corp.                    SCCC            Sullivan County Community College
ERDA           Energy Research and Development                   SCHRC           St. Charles Hospital and Rehabilitation
               Authority                                                         Center
FREE           Family Residences and Essential                   SCSB            Schuyler Community Services Board
               Enterprises                                       SCSMC           St. Catherine of Sienna Medical Center
GJSR           Gurwin Jewish Senior Residences                   SFH             St. Francis Hospital
GO             General Obligation                                SLCD            School for Language and
GSHMC          Good Samaritan Hospital Medical                                   Communication Development
               Center                                            SMCFS           St. Mary's Children and Family Services
HBFA           Housing Bank and Finance Agency                   SONYMA          State of New York Mortgage Agency
HDC            Housing Development Corp.                         SSMH            Soldiers and Sailors Memorial Hospital
HFA            Housing Finance Agency/Authority                  SUNY            State University of New York
HFC            Housing Finance Corp.                             SV              Sienna Village
HH             Harmony Heights, Inc.                             TASC            Tobacco Settlement Asset-Backed
HHS            Harmony Heights School                                            Bonds
HJDOI          Hospital for Joint Diseases Orthopedic            TFABs           Tobacco Flexible Amortization Bonds
               Institute                                         UBF             University of Buffalo Foundation
IDA            Industrial Development Agency                     UCP/HCA         United Cerebral Palsy and Handicapped
IGHL           Independent Group Home for Living                                 Children's Association
ITEMECF        Industrial, Tourist, Educational, Medical         UCPAGS          United Cerebral Palsy Association of
               and Environmental Community                                       Greater Suffolk
               Facilities                                        UDC             Urban Development Corp.
JCC            Jewish Community Center                           V.I.            United States Virgin Islands
JDAM           Julia Dyckman Andrus Memorial                     WORCA           Working Organization for Retarded
JFK            John Fitzgerald Kennedy                                           Children and Adults
L.I.           Long Island                                       WWH             Wyandach/Wheatley Heights
LGSC           Local Government Services Corporation             YMCA            Young Men's Christian Association


                         54 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  December 31, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                   VALUE        PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                       $  906,731,896           12.0%
Hospital/Health Care                                 784,414,153           10.4
Highways/Railways                                    684,189,478            9.0
Electric Utilities                                   662,511,487            8.8
Airlines                                             592,358,127            7.8
General Obligation                                   590,558,090            7.8
Adult Living Facilities                              375,967,488            5.0
Marine/Aviation Facilities                           370,697,809            4.9
Multifamily Housing                                  327,859,300            4.3
Water Utilities                                      318,877,360            4.2
Higher Education                                     287,658,452            3.8
Not-for-Profit Organization                          283,727,953            3.8
Paper, Containers & Packaging                        200,852,315            2.7
Municipal Leases                                     193,269,061            2.6
Special Tax                                          165,749,550            2.2
Single Family Housing                                125,520,125            1.7
Education                                            121,312,950            1.6
Sales Tax Revenue                                    108,956,181            1.4
Manufacturing, Non-Durable Goods                     107,064,444            1.4
Resource Recovery                                     98,931,481            1.3
Manufacturing, Durable Goods                          79,531,865            1.1
Pollution Control                                     54,933,091            0.7
Special Assessment                                    40,120,695            0.5
Parking Fee Revenue                                   28,229,879            0.4
Gas Utilities                                         25,586,738            0.3
Hotels, Restaurants & Leisure                         17,652,458            0.2
Sewer Utilities                                        7,544,096            0.1
                                                  ------------------------------
Total                                             $7,560,806,522          100.0%
                                                  ------------------------------


                         55 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        10.9%
AA                                                                         17.4
A                                                                          15.4
BBB                                                                        31.8
BB                                                                          3.9
B                                                                           5.4
CCC                                                                         1.7
Not Rated                                                                  13.5
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         56 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (cost $7,271,151,641)--see accompanying statement of investments      $ 7,560,806,522
------------------------------------------------------------------------------------------------------------
Cash                                                                                              1,779,953
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                        119,864,582
Investments sold                                                                                 66,787,904
Shares of beneficial interest sold                                                               23,534,174
Other                                                                                                77,974
                                                                                            ----------------
Total assets                                                                                  7,772,851,109

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $103,502,549 purchased on a when-issued basis
or forward commitment)                                                                          119,923,069
Payable on borrowings (See Note 6)                                                               24,600,000
Shares of beneficial interest redeemed                                                            7,872,153
Distribution and service plan fees                                                                3,168,494
Trustees' compensation                                                                              944,069
Shareholder communications                                                                          275,141
Transfer and shareholder servicing agent fees                                                       246,323
Interest expense                                                                                    151,353
Other                                                                                               413,330
                                                                                            ---------------
Total liabilities                                                                               157,593,932

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 7,615,257,177
                                                                                            ================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $ 7,486,547,258
------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   173,851
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                   (161,118,813)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      289,654,881
                                                                                            ----------------
NET ASSETS                                                                                  $ 7,615,257,177
                                                                                            ================


                         57 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,937,282,906 and
324,816,583 shares of beneficial interest outstanding)                                                          $18.28
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)                 $19.19
-----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $954,703,091 and 52,274,775 shares
of beneficial interest outstanding)                                                                             $18.26
-----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $711,816,377 and 38,993,411 shares
of beneficial interest outstanding)                                                                             $18.25
-----------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$11,454,803 and 626,793 shares of beneficial interest outstanding)                                              $18.28

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         58 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS For the Year Ended  December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 428,538,241
--------------------------------------------------------------------------------
Other income                                                              3,717
                                                                  --------------
Total investment income                                             428,541,958

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      32,070,175
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               7,869,652
Class B                                                              10,057,295
Class C                                                               5,986,043
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,731,428
Class B                                                                 513,607
Class C                                                                 270,263
Class Y                                                                   3,205
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 334,459
Class B                                                                  92,137
Class C                                                                  48,342
--------------------------------------------------------------------------------
Accounting service fees                                               2,084,636
--------------------------------------------------------------------------------
Interest expense                                                      2,084,615
--------------------------------------------------------------------------------
Trustees' compensation                                                  216,313
--------------------------------------------------------------------------------
Custodian fees and expenses                                             216,257
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                 1,085,669
                                                                  --------------
Total expenses                                                       64,665,596
Less reduction to custodian expenses                                    (27,807)
                                                                  --------------
Net expenses                                                         64,637,789

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               363,904,169

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                     46,938,624
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                144,752,085

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 555,594,878
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         59 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                   2005               2004
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income                                          $   363,904,169    $   350,857,637
--------------------------------------------------------------------------------------------------
Net realized gain (loss)                                            46,938,624        (38,366,025)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              144,752,085         94,781,929
                                                               -----------------------------------
Net increase in net assets resulting from operations               555,594,878        407,273,541

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                           (291,978,951)      (272,651,228)
Class B                                                            (47,112,396)       (60,767,414)
Class C                                                            (27,548,812)       (24,573,155)
Class Y                                                               (536,002)          (542,368)

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                          1,095,376,031        431,796,391
Class B                                                           (148,156,262)      (164,466,975)
Class C                                                            198,527,019         51,246,009
Class Y                                                              3,090,108         (1,008,130)

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total increase                                                   1,337,255,613        366,306,671
--------------------------------------------------------------------------------------------------
Beginning of period                                              6,278,001,564      5,911,694,893
                                                               -----------------------------------
End of period (including accumulated net investment income
of $173,851 and $5,510,090, respectively)                      $ 7,615,257,177    $ 6,278,001,564
                                                               ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         60 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS

CLASS A     YEAR ENDED DECEMBER 31,                       2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 17.76      $17.62      $17.38      $17.52      $17.67
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .99 1      1.07 1      1.11        1.08        1.06
Net realized and unrealized gain (loss)                    .53         .16         .23        (.15)       (.17)
                                                       --------------------------------------------------------
Total from investment operations                          1.52        1.23        1.34         .93         .89
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (1.00)      (1.09)      (1.10)      (1.07)      (1.04)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 18.28      $17.76      $17.62      $17.38      $17.52
                                                       ========================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        8.76%       7.25%       8.12%       5.46%       5.14%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                $ 5,937      $4,699      $4,228      $4,299      $4,073
---------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                       $ 5,327      $4,387      $4,100      $4,292      $3,893
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     5.44%       6.09%       6.49%       6.18%       5.97%
Total expenses                                            0.73%       0.72%       0.71%       0.72%       0.72%
Expenses after payments and waivers and
reduction to custodian expenses                           0.73%       0.72%       0.71%       0.71%       0.70%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     29%         14%         18%         29%         11%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         61 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B          YEAR ENDED DECEMBER 31,              2005          2004         2003         2002        2001
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $17.75       $17.60       $17.36       $17.51      $17.66
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .83 1        .91 1        .96          .93         .91
Net realized and unrealized gain (loss)                 .52          .18          .23         (.16)       (.17)
                                                     ----------------------------------------------------------
Total from investment operations                       1.35         1.09         1.19          .77         .74
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.84)        (.94)        (.95)        (.92)       (.89)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $18.26       $17.75       $17.60       $17.36      $17.51
                                                     ==========================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     7.77%        6.40%        7.19%        4.50%       4.25%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $  955       $1,073       $1,231       $1,342      $1,157
---------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $1,006       $1,130       $1,259       $1,275      $  997
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.60%        5.23%        5.62%        5.32%       5.10%
Total expenses                                         1.60%        1.59%        1.58%        1.58%       1.58%
Expenses after payments and waivers and
reduction to custodian expenses                        1.60%        1.59%        1.58%        1.57%       1.56%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  29%          14%          18%          29%         11%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         62 | ROCHESTER FUND MUNICIPALS

CLASS C          YEAR ENDED DECEMBER 31,             2005           2004           2003         2002         2001
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $17.74         $17.59         $17.36       $17.50       $17.66
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .82 1          .91 1          .96          .93          .91
Net realized and unrealized gain (loss)               .53            .18            .22         (.15)        (.18)
                                                   ---------------------------------------------------------------
Total from investment operations                     1.35           1.09           1.18          .78          .73
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.84)          (.94)          (.95)        (.92)        (.89)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $18.25         $17.74         $17.59       $17.36       $17.50
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   7.78%          6.40%          7.14%        4.57%        4.19%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $  712         $  498         $  443       $  471       $  429
------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $  600         $  459         $  436       $  460       $  356
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                4.56%          5.22%          5.62%        5.32%        5.09%
Total expenses                                       1.59%          1.59%          1.58%        1.58%        1.57%
Expenses after payments and waivers and
reduction to custodian expenses                      1.59%          1.59%          1.58%        1.57%        1.55%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%            14%            18%          29%          11%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         63 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y           YEAR ENDED DECEMBER 31,           2005             2004            2003             2002           2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 17.76           $17.61        $17.38        $17.52        $17.67
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   1.01 1           1.10 1        1.14          1.10          1.08
Net realized and unrealized gain (loss)                  .54              .17           .21          (.15)         (.17)
                                                     -------------------------------------------------------------------
Total from investment operations                        1.55             1.27          1.35           .95           .91
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (1.03)           (1.12)        (1.12)        (1.09)        (1.06)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 18.28           $17.76        $17.61        $17.38        $17.52
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.93%            7.50%         8.16%         5.57%         5.25%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $    11           $    8        $    9        $   12        $   12
------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $    10           $    8        $   11        $   12        $   12
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.59%            6.27%         6.79%         6.30%         6.08%
Total expenses                                          0.58%            0.55%         0.61%         0.62%         0.62%
Expenses after payments and waivers and
reduction to custodian expenses                         0.58%            0.55%         0.61%         0.61%         0.60%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   29%              14%           18%           29%           11%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         64 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices.


                         65 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2005, the Fund had purchased $103,502,549 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $670,103,741 as of December 31, 2005, which represents 8.62% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2005,


                         66 | ROCHESTER FUND MUNICIPALS
securities with an aggregate market value of $3,380,506, representing 0.04% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                                   NET UNREALIZED
                                                                                     APPRECIATION
                                                                                 BASED ON COST OF
                                                                                   SECURITIES AND
       UNDISTRIBUTED       UNDISTRIBUTED               ACCUMULATED              OTHER INVESTMENTS
       NET INVESTMENT          LONG-TERM                      LOSS             FOR FEDERAL INCOME
       INCOME                       GAIN        CARRYFORWARD 1,2,3                   TAX PURPOSES
       ------------------------------------------------------------------------------------------
       $1,946,336                    $--              $152,265,159                   $280,801,229

1. As of December 31, 2005, the Fund had $152,265,159 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:

                                  EXPIRING
                                  ------------------------
                                  2007        $  4,715,388
                                  2008          48,591,026
                                  2011          68,625,845
                                  2012          30,332,900
                                              ------------
                                  Total       $152,265,159
                                              ============

2. During the fiscal year ended December 31, 2005, the Fund utilized $46,836,026 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2004, the Fund did not utilize any capital loss carryforward.


                         67 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                                     REDUCTION TO
            INCREASE TO PAID-IN                   ACCUMULATED NET
            CAPITAL                           INVESTMENT INCOME 4
            -----------------------------------------------------
            $2,064,247                                 $2,064,247

4. $2,064,247 was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                                YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2005   DECEMBER 31, 2004
            ------------------------------------------------------------------
            Distributions paid from:
            Exempt-interest dividends         $367,176,161        $358,534,165

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities      $7,280,005,293
                                                ---------------
            Gross unrealized appreciation       $  360,424,850
            Gross unrealized depreciation          (79,623,621)
                                                ---------------
            Net unrealized appreciation         $  280,801,229
                                                ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2005, the Fund's projected benefit obligations were decreased by $16,507 and payments of $15,897 were made to retired trustees, resulting in an accumulated liability of $797,673 as of December 31, 2005.

In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is


                         68 | ROCHESTER FUND MUNICIPALS
elected after September 1995 may be eligible to receive benefits there under. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the year ended December 31, 2005, payments of $54,000 were made to retired trustees. As of December 31, 2005, the Fund had recognized an accumulated liability of $64,125.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets


                         69 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED DECEMBER 31, 2005          YEAR ENDED DECEMBER 31, 2004
                                   SHARES                AMOUNT            SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                           81,186,227       $ 1,474,103,085        46,521,892       $ 815,106,857
Dividends and/or
distributions reinvested        9,259,591           167,949,635         8,491,183         148,621,535
Redeemed                      (30,153,301)         (546,676,689)      (30,527,851)       (531,932,001)
                             -------------------------------------------------------------------------
Net increase                   60,292,517       $ 1,095,376,031        24,485,224       $ 431,796,391
                             =========================================================================

------------------------------------------------------------------------------------------------------
CLASS B
Sold                            5,442,524       $    98,607,100         5,986,622       $ 104,928,366
Dividends and/or
distributions reinvested        1,539,288            27,866,258         1,972,158          34,491,896
Redeemed                      (15,183,742)         (274,629,620)      (17,438,391)       (303,887,237)
                             -------------------------------------------------------------------------
Net decrease                   (8,201,930)      $  (148,156,262)       (9,479,611)      $(164,466,975)
                             =========================================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                           13,663,235       $   247,879,967         6,761,505       $ 118,507,396
Dividends and/or
distributions reinvested          976,736            17,694,309           805,567          14,083,421
Redeemed                       (3,702,752)          (67,047,257)       (4,677,791)        (81,344,808)
                             -------------------------------------------------------------------------
Net increase                   10,937,219       $   198,527,019         2,889,281       $  51,246,009
                             =========================================================================

------------------------------------------------------------------------------------------------------
CLASS Y
Sold                              192,164       $     3,496,989                --       $          --
Dividends and/or
distributions reinvested            1,476                26,918                --                  --
Redeemed                          (23,944)             (433,799)          (58,749)         (1,008,130)
                             -------------------------------------------------------------------------
Net increase (decrease)           169,696       $     3,090,108           (58,749)      $  (1,008,130)
                             =========================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                             PURCHASES                  SALES
-----------------------------------------------------------------------------
Investment securities                   $2,705,306,252          1,809,291,555


                         70 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion, 0.46% on the next $3 billion, 0.45% on the next $3 billion and 0.44% of average daily net assets over $8 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2005, the Fund paid $2,084,636 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $2,489,051 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the


                         71 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2005 for Class B and Class C shares were $36,609,338 and $13,884,446, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                            CLASS A              CLASS B           CLASS C
                                      CLASS A            CONTINGENT           CONTINGENT        CONTINGENT
                                    FRONT-END              DEFERRED             DEFERRED          DEFERRED
                                SALES CHARGES         SALES CHARGES        SALES CHARGES     SALES CHARGES
                                  RETAINED BY           RETAINED BY          RETAINED BY       RETAINED BY
YEAR ENDED                        DISTRIBUTOR           DISTRIBUTOR          DISTRIBUTOR       DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
December 31, 2005                  $3,371,458               $58,123           $1,445,156          $131,436
----------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund can borrow money from banks in amounts up to 5% of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to


                         72 | ROCHESTER FUND MUNICIPALS

$540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.2703% as of December 31, 2005). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

      For the year ended December 31, 2005, the average daily loan balance was $62,025,479 at an average daily interest rate of 3.292%. The Fund had borrowings outstanding of $24,600,000 at December 31, 2005 at an interest rate of 4.2703%. The Fund had gross borrowings and gross loan repayments of $1,315,100,000 and $1,395,400,000, respectively, during the year ended December 31, 2005. The maximum amount of borrowings outstanding at any month-end during the year ended December 31, 2005 was $182,600,000. The Fund paid $478,887 in fees and $2,093,010 in interest during the year ended December 31, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                         73 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         74 | ROCHESTER FUND MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER FUND MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of Rochester Fund Municipals, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rochester Fund Municipals as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
February 14, 2006


                         75 | ROCHESTER FUND MUNICIPALS

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

In early 2006, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      100% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 100% of the dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (90.4%), Puerto Rico (7.8%), Guam (0.2%), Virgin Islands (1.6%).

      During 2005, 30.8% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         76 | ROCHESTER FUND MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         77 | ROCHESTER FUND MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                         78 | ROCHESTER FUND MUNICIPALS
account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott Cottier and Troy Willis and the Manager's Rochester investment team and analysts. Mr. Fielding is the team leader for the Fund and has had over 28 years of experience managing municipal bond/tax exempt/fixed income investments. Messrs. Loughran and Cottier have each had over 11 years of experience managing municipal bond/tax exempt/fixed income investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other New York municipal debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other New York municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and its total expenses are all lower than its peer group average. The Board also evaluated to what extent the fees charged and the services provided to the Fund are comparable to the fees and services for other clients or accounts advised by the Manager.


                         79 | ROCHESTER FUND MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited/Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced moderate asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                         80 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH              PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
THE FUND, LENGTH OF SERVICE, AGE         NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                              THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                                 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                         RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,                      Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General Partner
Chairman of the Board                    of Trivest Venture Fund (private venture capital fund); President of Investment Counseling
of Trustees (since 2001);                Federated Investors, Inc. (1973-1982); Trustee of the following open-end investment
Trustee (since 1995)                     companies: Cash Assets Trust (1984), PIMCO Advisors VIT, Tax Free Trust of Arizona (since
Age: 72                                  1984) and four funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the
                                         OppenheimerFunds complex.

JOHN CANNON,                             Director of Neuberger Berman Income Managers Trust, Neuberger & Berman Income Funds and
Trustee (since 1992)                     Neuberger Berman Trust, (open-end investment companies) (1995-present); Director of
Age: 75                                  Neuberger Berman Equity Funds (open-end investment company) (since November 2000); Trustee,
                                         Neuberger Berman Mutual Funds (open-end investment company) (since October 1994); Mr.
                                         Cannon held the following positions at CDC Investment Advisors (registered investment adviser): Chairman and Treasurer (December 1993-February 1996), Independent Consultant and
                                         Chief Investment Officer (1996-June 2000) and Consultant and Director (December
                                         1993-February 1999). Oversees 3 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,                         Principal of Clinton Management Associates (financial and venture capital consulting firm)
Trustee (since 1995)                     (since 1996); Trustee of PIMCO Advisors VIT (open-end investment company); Trustee of
Age: 74                                  Capital Cash Management Trust (money market fund) (1979-December 2004); Trustee of
                                         Narragansett Insured Tax-Free Income Fund (tax-exempt bond fund) (1996-December 2004);
                                         Trustee of Prime Cash Fund (1996-December 2004); and Director of OCC Cash Reserves, Inc.
                                         (open-end investment company) (1989-December 2002). Oversees 10 portfolios in the
                                         OppenheimerFunds complex.

DAVID K. DOWNES,                         President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2005)                     management company) (since January 2004); President of The Community Reinvestment Act
Age: 66                                  Qualified Investment Fund (investment management company) (since January 2004); Independent
                                         Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Chief Operating Officer and Chief Financial Officer of
                                         Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1995-2003); President, Chief Executive Officer
                                         and Trustee of Delaware Investment Family of Funds (1995-2003); President and Board Member
                                         of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income
                                         Funds, TDC (1995-2003); Chairman and Chief Executive Officer of Retirement Financial
                                         Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware
                                         Investments U.S., Inc.) (1995-2003); President and Chief Executive Officer of Delaware
                                         Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer,
                                         Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of
                                         Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the


                         81 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

DAVID K. DOWNES,                         Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977),
Continued                                Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager
                                         (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine
                                         Corps (1957-1959). Oversees 10 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                         A director or trustee of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 1998)                     OppenheimerFunds complex.
Age: 72

LACY B. HERRMANN,                        Founder and Chairman Emeritus of Aquila Management Corporation (open-end investment
Trustee (since 1995)                     company) (since December 2004); Chairman and Chief Executive Officer of Aquila Management
Age: 76                                  Corporation (since August 1984); Chairman of the Board and President of Aquila Management
                                         Corporation (August 1984-December 1984); Vice President, Director and Secretary of Aquila
                                         Distributors, Inc. (distributor of Aquila Management Corporation); Treasurer of Aquila
                                         Distributors, Inc.; President and Chairman of the Board of Trustees of Capital Cash
                                         Management Trust ("CCMT"); President and Director of STCM Management Company, Inc. (sponsor and adviser to CCMT); Chairman, President and Director of InCap Management Corporation
                                         (nature of business); Sub-Advisor and Administrator of Prime Cash Fund & Short Term Asset
                                         Reserves (nature of business); Director of OCC Cash Reserves, Inc. (open-end investment company) (until June 2003); Trustee of OCC Accumulation Trust (open-end investment company); Chairman of the Board of Trustees and President of Hawaiian Tax-Free Trust
                                         (open-end investment company) (February 1985-December 2003); Trustee Emeritus of Brown
                                         University (since June 1983). Oversees 10 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                         General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Trustee (since 2001)                     Special Value Opportunities Fund, LLC (registered investment company) (since September
Age: 62                                  2004); Member, Zurich Financial Investment Advisory Board (affiliate of the Manager's parent company) (since October 2004); Board of Governing Trustees of The Jackson Laboratory
                                         (non-profit) (since August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment
                                         Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of
                                         Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome
                                         Levy Economics Institute of Bard College (August 1990-September 2001) (economics research);
                                         Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm); President and Chief Executive Officer of the Delaware Group of Mutual Funds (1992-1995); Chairman,
                                         President and Chief Executive Officer of Equitable Capital Management Corporation
                                         (1985-1992); Executive Vice President and Chief Investment Officer at The Equitable Life
                                         Assurance Society of the U.S. (1979-1992); Vice President and Co-manager at Smith Barney,
                                         Harris Upham and Company (1970-1979); Engineer, Sperry Gyroscope Company (1966-1970);
                                         former governor of the Association for Investment Management and Research; former chairman of the Institute of Chartered Financial Analysts; Chartered Financial Analyst. Oversees 48
                                         portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                       THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
AND OFFICER                              NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR
                                         UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE
                                         TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED
                                         TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                         82 | ROCHESTER FUND MUNICIPALS

JOHN V. MURPHY,                          Chairman, Chief Executive Officer and Director (since June 2001) and President (since
President and                            September 2000) of the Manager; President and director or trustee of other Oppenheimer
Principal Executive Officer              funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's
(since 2001) and Trustee                 parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company
(since 2005)                             subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor,
Age: 56                                  Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of
                                         Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                         Legacy Program (charitable trust program established by the Manager) (since July 2001);
                                         Director of the following investment advisory subsidiaries of the Manager: OFI
                                         Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity
                                         Investment Management Corporation and Tremont Capital Management, Inc. (since November
                                         2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                         July 2001); President (since November 1, 2001) and Director (since July 2001) of
                                         Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual
                                         Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB
                                         Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since
                                         June 1995); Member of the Investment Company Institute's Board of Governors (since October
                                         3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001); President and
                                         Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company
                                         (September 1999-August 2000); President, Chief Executive Officer and Director of MML Bay
                                         State Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp
                                         and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                         1998). Oversees 87 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                           THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. COTTIER,
OF THE FUND                              FIELDING, LOUGHRAN AND WILLIS, 350 LINDEN OAKS, ROCHESTER, NY 14625, FOR MR. ZACK, TWO
                                         WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS.
                                         VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER
                                         SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                                         REMOVAL.

SCOTT COTTIER,                           Vice President of the Manager (since 2002); portfolio manager and trader at Victory Capital
Vice President (since 2005)              Management (1999-2002). An officer of 8 portfolios in the OppenheimerFunds complex.
and Portfolio Manager
(since 2002)
Age: 34

RONALD H. FIELDING,                      Senior Vice President of the Manager since January 1996; Chairman of the Rochester Division
Vice President and                       of the Manager since January 1996. An officer of 10 portfolios in the OppenheimerFunds
Portfolio Manager                        complex.
(since 1996)
Age: 56

DANIEL G. LOUGHRAN,                      Vice President of the Manager (since April 2001). An officer of 8 portfolios in the
Vice President (since 2005)              OppenheimerFunds complex.
and Portfolio Manager
(since 2001)
Age: 42


                         83 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

TROY WILLIS,                             Associate Portfolio Manager of the Manager since 2003; corporate attorney for Southern
Vice President (since 2005)              Resource Group (1999-2003). An officer of 8 portfolios in the OppenheimerFunds complex.
and Portfolio Manager
(since 2003)
Age: 33

MARK S. VANDEHEY,                        Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and                       President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation
Chief Compliance Officer                 and Shareholder Services, Inc. (since June 1983). Former Vice President and Director of
(since 2004)                             Internal Audit of the Manager (1997-February 2004). An officer of 87 portfolios in the
Age: 55                                  OppenheimerFunds complex.

BRIAN W. WIXTED,                         Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and                            following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Principal Financial                      Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
and Accounting Officer                   Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
(since 1999)                             2000), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since
Age: 46                                  May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and
                                         OppenheimerFunds Legacy Program (charitable trust program established by the Manager)
                                         (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                         OAC (since March 1999),Centennial Asset Management Corporation (March 1999-October 2003)
                                         and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                         Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An
                                         officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                          Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2001)                   Manager; General Counsel and Director of the Distributor (since December 2001); General
Age: 57                                  Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
                                         President and General Counsel of HarbourView Asset Management Corporation (since December
                                         2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary
                                         (since September 1997) and Director (since November 2001) of OppenheimerFunds International
                                         Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                         Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                         (since November 2001); Senior Vice President, General Counsel and Director of Shareholder
                                         Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                         President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                                         Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since
                                         June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                         Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                         December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                         (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                         Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                         1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November 2001),
                                         and OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                         84 | ROCHESTER FUND MUNICIPALS


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $54,000 in fiscal 2005 and $50,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $714 in fiscal 2004.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include the cost to the principal accountant of attending audit committee meetings.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $46,214 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006